UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05569

Franklin Universal Trust
(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA 94403-1906

(Address of principal executive offices)(Zip code)

Alison Baur, One Franklin Parkway, San Mateo, Ca 94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: 650 312-2000

Date of fiscal year end: 8/31

Date of reporting period: 8/31/23

Item 1. Reports to Stockholders.

a.)

The following is a copy of the report transmitted to shareholders pursuant to Rule30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30e-1.)

b.)

Include a copy of each notice transmitted to stockholders in reliance on Rule 30e-3 under the Act (17 CFR 270.30e-3) that contains disclosures specified by paragraph (c)(3) of that rule.
Not Applicable
.

Annual Report
Franklin Universal
Trust
August 31, 2023
Not FDIC Insured May Lose Value No Bank Guarantee

Distribution Policy : The Fund’s Board of Trustees (the “Board”) has authorized a distribution policy (the “Distribution Policy”). Under the Distribution Policy, the Fund pays monthly distributions and seeks to maintain a relatively stable level of distributions to shareholders. With each distribution, the Fund will issue a notice to its shareholders and an accompanying press release that provides estimates regarding the amount and composition of the distribution. The Fund will send a Form 1099-DIV to shareholders for the calendar year that will describe how to report the Fund’s distributions for federal income tax purposes. Shareholders should not draw any conclusions about the Fund’s investment performance from the amount of distributions or from the terms of the Fund’s Distribution Policy. The Board may amend or terminate the Distribution Policy at any time without prior notice to shareholders; however, at this time there are no reasonably foreseeable circumstances that might cause the termination of the Distribution Policy.

franklintempleton.com
Annual Report

Contents
Fund Overview 2
Performance Summary 4
Financial Highlights and Schedule of Investments 7
Financial Statements 37
Notes to Financial Statements 41
Report of Independent Registered
Public Accounting Firm 51
Tax Information 52
Important Information to Shareholders 53
Annual Meeting of Shareholders 56
Dividend Reinvestment and Cash Purchase Plan 57
Board Members and Officers 59
Shareholder Information 63
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access your account, or to find helpful financial
planning tools.

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Annual Report
Franklin Universal Trust
Dear Shareholder,
This annual report for Franklin Universal Trust covers the
fiscal year ended August 31, 2023.
Fund Overview
Q. What is the Fund's investment strategy?
A. The Fund’s primary investment objective is to provide
high, current income consistent with preservation of capital.
Its secondary objective is growth of income through dividend increases and capital appreciation. We invest primarily in
two asset classes: high-yield bonds and utility stocks. Within the high-yield portion of the portfolio, we use fundamental
research to invest in a diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies
with attractive dividend yields and with a history of increasing their dividends.
Q. What were the overall market conditions during the
Fund's reporting period?
A. Inflation levels and central bank action remained the
focus of financial markets during the 12-month period
under review. The U.S. Federal Reserve (Fed) continued
its aggressive action to address the decades-high levels of
inflation, taking a breather at its June 2023 meeting after a
15-month long rate hiking campaign, followed by a 25-basis
point increase in the fed funds target rate in July’s meeting.
The Fed retained its “data-dependent” stance towards
future meeting actions, as had been widely expected. The
UST yield curve shifted higher during the period under
review, especially the shorter end of the curve. The yield
curve remained inverted, which is often a sign of a slowing
economy. Over the period, headline inflation measures
moved significantly lower such that a soft-landing scenario
for the U.S. economy increasingly became a general market
consensus. While the overall U.S. market performed well,
utilities underperformed. Rising interest rates caused a
rotation away from the utility sector throughout the year.
Interest rates rose above the average dividend yield for the utility sector, enticing investors to move to higher yielding instruments.
Q. How did we respond to these changing market
conditions?
A. As interest rates are likely to remain higher for longer than markets anticipate, issuers with sizeable bank borrowings
continued to experience rising interest expenses, especially for those that had not hedged their interest rate exposure.
We expect a continued divergence in earnings trends
between winners and losers against a backdrop of elevated
interest expenses and a potentially slowing economy.
We responded to the challenges by reiterating our focus
on prudent security selection and individual company
fundamentals. Throughout the year, we evaluated our utility
holdings’ exposure to rising interest rates. Utilities largely exposed to floating-rate debt, or those with near-term
maturities, saw some headwinds from the impact of rising
rates. Across the portfolio, we also evaluated affordability concerns among different parts of the U.S. We believe that
those utilities that enter rate cases to pass-through costs to customer bills may see pressure receiving their full-ask due to inflation’s impact on the consumer.
Performance Overview
For the 12 months under review, the Fund’s cumulative total
returns were -1.81% based on net asset value and -8.24%
based on market price. For comparison, the Credit Suisse
(CS) High Yield Index, which is designed to mirror the
investable universe of the U.S. dollar-denominated high-
yield debt traded in the U.S. credit market, posted a +7.28%
cumulative total return, and utilities stocks, as measured by the Standard & Poor’s
®
(S&P
®
) 500 Utilities Index, which
consists of all utility stocks in the S&P 500
®
Index, posted
a -12.65% cumulative total return for the same period.
1
You can find the Fund’s long-term performance data in the
Performance Summary on page 4 .
The Fund has a policy of seeking to maintain a relatively
stable level of distributions to shareholders. This policy
has no impact on the Fund’s investment strategy and may
reduce the Fund’s net asset value. The Fund’s investment
manager believes the policy helps maintain the Fund’s
competitiveness and may benefit the Fund’s market price
and premium/discount to the Fund’s net asset value.
Performance data represent past performance, which does
not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when
you sell your shares. Current performance may differ from
figures shown.
1. Source: Morningstar. Treasuries, if held to maturity, offer a fixed rate of return and a fixed principal value; their interest payments and principal are guaranteed.
The indexes are unmanaged and include reinvestment of any income or distributions. They do not reflect any fees, expenses or sales charges. One cannot invest directly in an index, and an index is not representative of the Fund’s portfolio.
See www.franklintempletondatasources.com for additional data provider information.
The dollar value, number of shares or principal amount, and names of all portfolio holdings are listed in the Fund’s Schedule of Investments (SOI).
The SOI begins on page
8
.

Franklin Universal Trust

franklintempleton.com
Annual Report
Q. What were the leading contributors to performance?
A. Security selection was a leading contributor to
performance within the high-yield (HY) portfolio. While
the broader market was shunning risk in anticipation of
an imminent recession, our fundamental research led to
investments in several lower-rated bonds that we believed
had strong credit profiles that would withstand a potential
recession. These types of bonds outperformed over the
past year as market views changed toward a soft-landing
consensus. Industry positioning also benefited performance,
in particular our underweighted exposure to some of the
more challenged sectors such as PayTV and Telecom. HY
bonds rebounded from their selloff prior to the period under review and generated positive returns. For the utility sector,
Southern Company was a leading relative performer as
the company placed Unit 3 of its Vogtle nuclear plant in-
service and continues to move toward completion of Unit 4.
CenterPoint Energy continued to outperform as the company
executes on its industry-leading growth plan, while Duke
Energy continued to successfully work through its regulatory items in the Carolinas.
Q. What were the leading detractors from performance?
A. The Fund’s overweighted exposure to utility stocks
detracted from performance, as they were more impacted
by rising rates. NextEra Energy was a leading detractor from performance, as rising rates were also a concern for the
renewables business along with the ongoing investigation
into possibly violating campaign finance laws. American
Electric Power’s underperformance was driven by the
failed sale of its Kentucky business and other regulatory
headwinds across different service territories. Evergy Inc
was pressured throughout the year, as investors were
concerned by datapoints that came out of its Kansas rate
case.
Thank you for your continued participation in Franklin
Universal Trust. We look forward to serving your future
investment needs.
Sincerely,
Glenn Voyles, CFA
Jonathan G. Belk, CFA
Portfolio Management Team
The foregoing information reflects our analysis, opinions
and portfolio holdings as of August 31, 2023, the end of
the reporting period. The way we implement our main
investment strategies and the resulting portfolio holdings
may change depending on factors such as market and
economic conditions. These opinions may not be relied upon
as investment advice or an offer for a particular security. The information is not a complete analysis of every aspect of any market, country, industry, security or the Fund. Statements of fact are from sources considered reliable, but the investment manager makes no representation or warranty as to their
completeness or accuracy. Although historical performance
is no guarantee of future results, these insights may help you understand our investment management philosophy.
Portfolio Composition
8/31/23
% of Total
Investments
*
Corporate Bonds 57.1%
Common Stocks 35.0%
Marketplace Loans 4.5%
Other
†
0.5%
Short-Term Investments 2.9%
*
Total investments of the Fund excludes long-term debt issued by the Fund.
†
Categories within the Other category are listed in full in the Fund’s Schedule of
Investments (SOI), which can be found later in this report.
Top 10 Holdings
8/31/23
Issuer
% of Total
Net Assets
a a
NextEra Energy, Inc. 4.2%
Sempra 3.4%
American Electric Power Co., Inc. 2.8%
CMS Energy Corp. 2.4%
Alliant Energy Corp. 2.2%
Evergy , Inc. 2.1%
Southern Co. (The) 1.9%
Duke Energy Corp. 1.9%
CenterPoint Energy, Inc. 1.9%
Freeport-McMoRan, Inc. 1.7%
CFA
®
is a trademark owned by CFA Institute.

Performance Summary as of August 31, 2023
Franklin Universal Trust

franklintempleton.com
Annual Report
Total return reflects reinvestment of the Fund’s dividends and capital gain distributions, if any, and any unrealized gains or losses. Total returns do not reflect any sales charges paid at inception or brokerage commissions paid on secondary market purchases. Total return also does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares at the opening of the first business day and sale on the closing of the last business day of each period.
The performance table and graph do not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Your dividend income will vary depending on dividends or interest paid by securities in the Fund’s portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities.
Performance as of 8/31/23

Performance data represent past performance, which does not guarantee future results. Investment return and principal value will fluctuate, and you may have a gain or loss when you sell your shares. Current performance may differ from figures shown.
Cumulative Total Return
2
Average Annual Total Return

Based on
NAV
3
Based on
market price
4
Based on
NAV

Based on
market price

1-Year -1.81% -8.24% -1.81% -8.24%
5-Year +22.11% +36.56% +4.08% +6.43%
10-Year +69.73% +88.09% +5.43% +6.52%
See page 6 for Performance Summary footnotes.

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
See page 6 for Performance Summary footnotes.
Total Return Index Comparison for a Hypothetical $10,000 Investment
1
Total return represents the change in value of an investment over the period shown. It includes any applicable maximum sales charge, Fund expenses, account fees and reinvested distributions. The unmanaged indexes include reinvestment of any income or distributions. They differ from the Fund in composition and do not pay management fees or expenses. One cannot invest directly in an index.
8/31/13–8/31/23

Franklin Universal Trust
Performance Summary

franklintempleton.com
Annual Report
Shares Prices
1
Events such as the spread of deadly diseases, disasters, and financial, political or social disruptions, may heighten risks and adversely affect performance. The Fund is actively managed but there is no guarantee that the manager's investment decisions will produce the desired results.
All investments involve risks, including possible loss of principal. Fixed income securities involve interest rate, credit, inflation and reinvestment risks, and possible loss of principal. As interest rates rise, the value of fixed income securities falls. Low-rated, high-yield bonds are subject to greater price volatility, illiquidity and possibility of default. Equity securities are subject to price fluctuation and possible loss of principal. To the extent the portfolio invests in a concentration of certain securities, regions or industries, it is subject to increased volatility. Dividends may fluctuate and are not guaranteed, and a company may reduce or eliminate its dividend at any time. The manager may consider environmental, social and governance (ESG) criteria in the research or investment process; however, ESG considerations may not be a determi-
native factor in security selection. In addition, the manager may not assess every investment for ESG criteria, and not every ESG factor may be identified or evaluated.
1. The total annual operating expenses are as of the Fund's annual report available at the time of publication. Actual expenses may be higher and may impact portfolio returns.
2. Total return calculations represent the cumulative and average annual changes in value of an investment over the periods indicated. Return for less than one year, if any, has not been annualized.
3. Assumes reinvestment of distributions based on net asset value.
4. Assumes reinvestment of distributions based on the dividend reinvestment and cash purchase plan.
5. Source: Morningstar. The CS High Yield Index is designed to mirror the investable universe of the U.S. dollar-denominated high-yield debt traded in the U.S. credit market.
The S&P
®
500 Utilities Index is market capitalization weighted and consists of all utility stocks in the S&P 500
®
.
See www.franklintempletondatasources.com for additional data provider information.
Symbol: FT 8/31/23 8/31/22 Change
Net Asset Value (NAV) $7.36 $8.08 -$0.72
Market Price (NYSE) $6.76 $8.00 -$1.24
Distributions
(9/1/22–8/31/23)
Net Investment
Income
Long-Term
Capital Gain
Tax Return
of Capital Total
$0.3095 $0.0539 $0.2078 $0.5712

Franklin Universal Trust
Financial Highlights
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a
Year Ended August 31,
2023 2022 2021 2020 2019
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ................... $8.08 $8.92 $8.12 $8.57 $7.99
Income from investment operations:
Net investment income
a
......................... 0.43 0.41 0.38 0.41 0.38
Net realized and unrealized gains (losses) ........... (0.58) (0.70) 0.85 (0.48) 0.58
Total from investment operations .................... (0.15) (0.29) 1.23 (0.07) 0.96
Less distributions from:
Net investment income .......................... (0.31) (0.51) (0.43) (0.38) (0.38)
Net realized gains ............................. (0.05) (0.04) — (—)
b
—
Tax return of capital ............................ (0.21) — — — —
Total distributions ............................... (0.57) (0.55) (0.43) (0.38) (0.38)
Net asset value, end of year ....................... $7.36 $8.08 $8.92 $8.12 $8.57
Market value, end of year
c
......................... $6.76 $8.00 $8.59 $7.00 $7.37
Total return (based on net asset value per share)
d
....... (1.81)% (3.41)% 15.33% (0.67)% 12.40%
Total return (based on market value per share)
d
......... (8.24)% (0.36)% 29.55% 0.25% 15.02%
Ratios to average net assets
Expenses before waiver and payments by affiliates ...... 2.78% 2.57% 2.50% 2.49% 2.45%
Expenses net of waiver and payments by affiliates
e
...... 2.77% 2.57%
f
2.50%
f
2.49%
f
2.44%
Net investment income ........................... 5.66% 4.85% 4.38% 5.01% 4.69%
Supplemental data
Net assets, end of year (000’s) ..................... $184,859 $203,053 $224,246 $204,094 $215,292
Portfolio turnover rate ............................ 17.73% 22.29% 36.58% 35.26% 21.70%
Total debt outstanding at end of year (000's) ........... $65,000 $65,000 $65,000 $65,000 $65,000
Asset coverage per $1,000 of debt .................. $3,844 $4,124 $4,450 $4,140 $4,312
Average amount of senior rate fixed Notes per share during
the year ...................................... $2.59 $2.59 $2.59 $2.59 $2.59
a
Based on average daily shares outstanding.
b
Amount rounds to less than $0.01 per share.
c
Based on the last sale on the New York Stock Exchange.
d
The Market Value Total Return is calculated assuming a purchase of common shares on the opening of the first business day and a sale on the closing of the last business day of each period. Dividends and distributions are assumed for the purposes of this calculation to be reinvested at prices obtained under the Fund's Dividend Reinvestment and Cash Purchase Plan. Net Asset Value Total Return is calculated on the same basis, except that the Fund's net asset value is used on the purchase, sale and dividend reinvestment dates instead of market value. Total return does not reflect brokerage commissions or sales charges in connection with the purchase or sale of Fund shares.
e
Benefit of expense reduction rounds to less than 0.01%.
f
Benefit of waiver and payments by affiliates rounds to less than 0.01%.

Franklin Universal Trust
Schedule of Investments, August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country Shares
a
Value
a a a a a a
Common Stocks 46.9%
Electric Utilities 24.9%
Alliant Energy Corp. ................................... United States 80,000 $ 4,013,600
American Electric Power Co., Inc. ......................... United States 65,000 5,096,000
Constellation Energy Corp. .............................. United States 21,666 2,256,731
Duke Energy Corp. .................................... United States 40,000 3,552,000
Edison International ................................... United States 36,000 2,478,600
Entergy Corp. ........................................ United States 30,000 2,857,500
Evergy , Inc. .......................................... United States 72,000 3,957,840
Exelon Corp. ......................................... United States 65,000 2,607,800
FirstEnergy Corp. ..................................... United States 61,000 2,200,270
NextEra Energy, Inc. ................................... United States 115,000 7,682,000
Pinnacle West Capital Corp. ............................. United States 25,000 1,931,750
PPL Corp. ........................................... United States 24,500 610,540
Southern Co. (The) .................................... United States 53,000 3,589,690
Xcel Energy, Inc. ...................................... United States 55,000 3,142,150
45,976,471
Independent Power and Renewable Electricity Producers 1.5%
a
Talen Energy Corp. .................................... United States 31,116 1,719,159
a
Talen Energy Corp. .................................... United States 19,400 1,071,850
2,791,009
Metals & Mining 2.6%
BHP Group Ltd., ADR .................................. Australia 25,185 1,447,885
Freeport-McMoRan, Inc. ................................ United States 80,380 3,207,966
South32 Ltd., ADR .................................... Australia 10,074 110,512
4,766,363
Multi-Utilities 16.3%
CenterPoint Energy, Inc. ................................ United States 122,800 3,424,892
CMS Energy Corp. .................................... United States 78,000 4,382,820
Consolidated Edison, Inc. ............................... United States 35,000 3,113,600
Dominion Energy, Inc. .................................. United States 65,000 3,155,100
DTE Energy Co. ...................................... United States 30,000 3,101,400
NiSource, Inc. ........................................ United States 60,000 1,605,600
Public Service Enterprise Group, Inc. ...................... United States 45,000 2,748,600
Sempra ............................................. United States 90,000 6,319,800
WEC Energy Group, Inc. ................................ United States 28,000 2,355,360
30,207,172
Oil, Gas & Consumable Fuels 1.6%
a
Amplify Energy Corp. .................................. United States 245 1,602
Birch Permian Holdings, Inc. ............................. United States 32,490 488,714
California Resources Corp. .............................. United States 27 1,508
Chesapeake Energy Corp. .............................. United States 1,871 165,041
DT Midstream, Inc. .................................... United States 15,000 784,350
Enbridge, Inc. ........................................ Canada 39,360 1,380,749
Woodside Energy Group Ltd., ADR ........................ Australia 9,101 217,332
3,039,296
Total Common Stocks (Cost $37,675,236) ......................................
86,780,311
Preferred Stocks 0.3%
Electric Utilities 0.3%
SCE Trust II, 5.1% .................................... United States 27,500 530,750
Total Preferred Stocks (Cost $598,125) .........................................
530,750

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country Warrants
a
Value
a a a a a a
Warrants 0.0%
†
Oil, Gas & Consumable Fuels 0.0%
†
a
California Resources Corp., 10/27/24 ...................... United States 64 $ 1,357
Total Warrants (Cost $–) ......................................................
1,357
Principal
Amount
*
Convertible Bonds 0.0%
†
Wireless Telecommunication Services 0.0%
†
b,c,d,e
Digicel Group Holdings Ltd. , Sub. Bond , 144A, PIK, 7% , Perpetual Bermuda 28,028 1,988
Total Convertible Bonds (Cost $7,728) .........................................
1,988
Corporate Bonds 76.7%
Aerospace & Defense 0.3%
e
TransDigm , Inc. , Senior Secured Note , 144A, 6.75% , 8/15/28 .... United States 600,000 602,853
Automobile Components 2.5%
e
Adient Global Holdings Ltd. ,
Senior Note, 144A, 8.25%, 4/15/31 ...................... United States 700,000 718,290
Senior Secured Note, 144A, 7%, 4/15/28 .................. United States 400,000 404,503
e
Allison Transmission, Inc. ,
Senior Bond, 144A, 3.75%, 1/30/31 ...................... United States 300,000 250,849
Senior Note, 144A, 4.75%, 10/01/27 ..................... United States 600,000 563,846
e
Dornoch Debt Merger Sub, Inc. , Senior Note , 144A, 6.625% ,
10/15/29 .......................................... United States 1,400,000 1,208,682
Goodyear Tire & Rubber Co. (The) ,
Senior Note, 9.5%, 5/31/25 ............................ United States 900,000 919,934
Senior Note, 5%, 7/15/29 ............................. United States 600,000 533,096
4,599,200
Automobiles 0.6%
e
Jaguar Land Rover Automotive plc , Senior Note , 144A, 5.5% ,
7/15/29 ........................................... United Kingdom 1,300,000 1,130,786
Banks 0.5%
d,f
JPMorgan Chase & Co. , R , Junior Sub. Bond , FRN , 8.934% ,
( 3-month SOFR + 3.562% ), Perpetual .................... United States 900,000 902,340
Beverages 0.3%
e
Primo Water Holdings, Inc. , Senior Note , 144A, 4.375% , 4/30/29 .. Canada 700,000 614,880
Biotechnology 0.2%
e
Emergent BioSolutions , Inc. , Senior Note , 144A, 3.875% , 8/15/28 . United States 900,000 433,049
Broadline Retail 0.5%
e
Macy's Retail Holdings LLC ,
Senior Bond, 144A, 6.125%, 3/15/32 ..................... United States 500,000 429,200
Senior Note, 144A, 5.875%, 3/15/30 ..................... United States 500,000 437,950
867,150

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Building Products 2.3%
e
Advanced Drainage Systems, Inc. , Senior Note , 144A, 6.375% ,
6/15/30 ........................................... United States 500,000 $ 492,999
e
Camelot Return Merger Sub, Inc. , Senior Secured Note , 144A,
8.75% , 8/01/28 ..................................... United States 200,000 199,703
e
Cornerstone Building Brands, Inc. , Senior Note , 144A, 6.125% ,
1/15/29 ........................................... United States 300,000 243,909
e
Eco Material Technologies, Inc. , Senior Secured Note , 144A,
7.875% , 1/31/27 ..................................... United States 500,000 488,010
e
Emerald Debt Merger Sub LLC , Senior Secured Note , 144A,
6.625% , 12/15/30 .................................... United States 1,100,000 1,084,237
e
JELD-WEN, Inc. , Senior Note , 144A, 4.875% , 12/15/27 ......... United States 300,000 267,322
e
Oscar AcquisitionCo LLC / Oscar Finance, Inc. , Senior Note , 144A,
9.5% , 4/15/30 ...................................... United States 1,000,000 937,076
e
Standard Industries, Inc. ,
Senior Bond, 144A, 4.75%, 1/15/28 ...................... United States 500,000 461,002
Senior Bond, 144A, 4.375%, 7/15/30 ..................... United States 100,000 85,821
4,260,079
Capital Markets 0.2%
e
Jane Street Group / JSG Finance, Inc. , Senior Secured Note , 144A,
4.5% , 11/15/29 ...................................... United States 500,000 439,318
Chemicals 3.6%
b,e
Anagram International, Inc. / Anagram Holdings LLC , Secured Note ,
144A, PIK, 10% , 8/15/26 .............................. United States 257,209 180,118
e
ASP Unifrax Holdings, Inc. , Senior Secured Note , 144A, 5.25% ,
9/30/28 ........................................... United States 200,000 135,442
e
Braskem Idesa SAPI , Senior Secured Bond , 144A, 6.99% , 2/20/32 Mexico 300,000 179,883
Celanese US Holdings LLC , Senior Note , 6.33% , 7/15/29 .......
United States 1,000,000 994,748
e
Consolidated Energy Finance SA , Senior Note , 144A, 5.625% ,
10/15/28 .......................................... Switzerland 600,000 501,674
e
Element Solutions, Inc. , Senior Note , 144A, 3.875% , 9/01/28 ..... United States 300,000 264,006
e
GPD Cos., Inc. , Senior Secured Note , 144A, 10.125% , 4/01/26 ... United States 1,500,000 1,408,579
e
Illuminate Buyer LLC / Illuminate Holdings IV, Inc. , Senior Note ,
144A, 9% , 7/01/28 ................................... United States 1,000,000 926,775
b,e
Kobe US Midco 2, Inc. , Senior Note , 144A, PIK, 9.25% , 11/01/26 .. United States 200,000 146,250
e
Rain Carbon, Inc. , Senior Secured Note , 144A, 12.25% , 9/01/29 .. United States 1,000,000 1,032,730
e
Rain CII Carbon LLC / CII Carbon Corp. , Secured Note , 144A,
7.25% , 4/01/25 ..................................... United States 33,000 32,483
e
Vibrantz Technologies, Inc. , Senior Note , 144A, 9% , 2/15/30 ..... United States 1,000,000 825,807
6,628,495
Commercial Services & Supplies 1.5%
e
APX Group, Inc. , Senior Note , 144A, 5.75% , 7/15/29 ........... United States 800,000 690,023
e
Enviri Corp. , Senior Note , 144A, 5.75% , 7/31/27 .............. United States 500,000 434,150
e
Prime Security Services Borrower LLC / Prime Finance, Inc. , Senior
Secured Note , 144A, 3.375% , 8/31/27 .................... United States 600,000 534,196
e
Stericycle, Inc. , Senior Note , 144A, 3.875% , 1/15/29 ........... United States 1,200,000 1,045,898
2,704,267
Communications Equipment 0.5%
e
CommScope , Inc. , Senior Note , 144A, 7.125% , 7/01/28 ......... United States 1,600,000 892,982

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Construction & Engineering 1.2%
e
Arcosa , Inc. , Senior Note , 144A, 4.375% , 4/15/29 ............. United States 300,000 $ 270,111
e
VM Consolidated, Inc. , Senior Note , 144A, 5.5% , 4/15/29 ....... United States 800,000 730,260
e
Weekley Homes LLC / Weekley Finance Corp. , Senior Note , 144A,
4.875% , 9/15/28 ..................................... United States 1,300,000 1,150,630
2,151,001
Construction Materials 0.3%
e
Knife River Corp. , Senior Note , 144A, 7.75% , 5/01/31 .......... United States 500,000 512,415
Consumer Finance 2.1%
Ford Motor Credit Co. LLC , Senior Note , 6.95% , 3/06/26 ........
United States 500,000 501,735
e
GGAM Finance Ltd. , Senior Note , 144A, 8% , 6/15/28 .......... Ireland 700,000 710,472
OneMain Finance Corp. , Senior Note , 9% , 1/15/29 ............
United States 1,000,000 1,014,695
e
PRA Group, Inc. ,
Senior Note, 144A, 8.375%, 2/01/28 ..................... United States 600,000 548,185
Senior Note, 144A, 5%, 10/01/29 ....................... United States 300,000 226,555
e
PROG Holdings, Inc. , Senior Note , 144A, 6% , 11/15/29 ......... United States 900,000 808,722
3,810,364
Consumer Staples Distribution & Retail 0.4%
e
Albertsons Cos., Inc. / Safeway, Inc. / New Albertsons LP /
Albertsons LLC , Senior Note , 144A, 3.5% , 3/15/29 ........... United States 800,000 692,752
Containers & Packaging 3.8%
e
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc. ,
Senior Note, 144A, 5.25%, 8/15/27 ...................... United States 600,000 514,671
Senior Secured Note, 144A, 5.25%, 4/30/25 ............... United States 800,000 782,302
e
LABL, Inc. , Senior Secured Note , 144A, 9.5% , 11/01/28 ........ United States 300,000 309,156
e
Mauser Packaging Solutions Holding Co. ,
Secured Note, 144A, 9.25%, 4/15/27 ..................... United States 1,500,000 1,360,489
Senior Secured Note, 144A, 7.875%, 8/15/26 .............. United States 1,000,000 985,645
e
Owens-Brockway Glass Container, Inc. ,
Senior Note, 144A, 6.625%, 5/13/27 ..................... United States 375,000 371,018
Senior Note, 144A, 7.25%, 5/15/31 ...................... United States 800,000 808,160
e
Pactiv Evergreen Group Issuer LLC / Pactiv Evergreen Group Issuer,
Inc. , Senior Secured Note , 144A, 4.375% , 10/15/28 .......... United States 300,000 266,522
e
Pactiv Evergreen Group Issuer, Inc. / Pactiv Evergreen Group Issuer
LLC , Senior Secured Note , 144A, 4% , 10/15/27 ............. United States 1,200,000 1,080,384
e
Trivium Packaging Finance BV , Senior Note , 144A, 8.5% , 8/15/27 . Netherlands 500,000 477,051
6,955,398
Distributors 0.4%
e
Ritchie Bros Holdings, Inc. ,
Senior Note, 144A, 7.75%, 3/15/31 ...................... Canada 500,000 517,760
Senior Secured Note, 144A, 6.75%, 3/15/28 ............... Canada 300,000 304,050
821,810
Diversified Consumer Services 0.4%
Grand Canyon University , Secured Note , 5.125% , 10/01/28 ......
United States 800,000 723,040

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Diversified REITs 1.3%
e
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP ,
Senior Note , 144A, 3.75% , 12/15/27 ...................... United States 800,000 $ 625,277
e
HAT Holdings I LLC / HAT Holdings II LLC , Senior Note , 144A, 6% ,
4/15/25 ........................................... United States 400,000 393,001
e
Necessity Retail REIT, Inc. (The) / American Finance Operating
Partner LP , Senior Note , 144A, 4.5% , 9/30/28 ............... United States 900,000 690,098
e
VICI Properties LP / VICI Note Co., Inc. , Senior Note , 144A, 3.75% ,
2/15/27 ........................................... United States 700,000 643,246
2,351,622
Diversified Telecommunication Services 2.5%
e
Altice France Holding SA , Senior Secured Note , 144A, 10.5% ,
5/15/27 ........................................... Luxembourg 1,500,000 815,257
e
CCO Holdings LLC / CCO Holdings Capital Corp. ,
Senior Bond, 144A, 5.375%, 6/01/29 ..................... United States 500,000 455,537
Senior Bond, 144A, 4.5%, 8/15/30 ....................... United States 1,700,000 1,432,024
Senior Bond, 144A, 4.25%, 2/01/31 ...................... United States 200,000 164,237
e
Iliad Holding SASU , Senior Secured Note , 144A, 7% , 10/15/28 ... France 800,000 745,177
e
Virgin Media Secured Finance plc , Senior Secured Bond , 144A,
4.5% , 8/15/30 ...................................... United Kingdom 1,100,000 929,791
4,542,023
Electric Utilities 0.7%
e
Vistra Operations Co. LLC ,
Senior Note, 144A, 5.625%, 2/15/27 ..................... United States 1,000,000 963,610
Senior Note, 144A, 4.375%, 5/01/29 ..................... United States 400,000 353,054
1,316,664
Electrical Equipment 1.3%
e
Regal Rexnord Corp. ,
Senior Bond, 144A, 6.4%, 4/15/33 ....................... United States 400,000 396,591
Senior Note, 144A, 6.3%, 2/15/30 ....................... United States 500,000 498,245
e
Sensata Technologies BV , Senior Note , 144A, 4% , 4/15/29 ...... United States 1,000,000 879,310
e
Vertiv Group Corp. , Senior Secured Note , 144A, 4.125% , 11/15/28 United States 800,000 718,945
2,493,091
Electronic Equipment, Instruments & Components 0.2%
e
TTM Technologies, Inc. , Senior Note , 144A, 4% , 3/01/29 ........ United States 500,000 434,815
Energy Equipment & Services 2.8%
e
CSI Compressco LP / CSI Compressco Finance, Inc. ,
b
Secured Note, 144A, PIK, 10%, 4/01/26 .................. United States 982,453 874,175
Senior Secured Note, 144A, 7.5%, 4/01/25 ................ United States 402,000 390,877
e
Enerflex Ltd. , Senior Secured Note , 144A, 9% , 10/15/27 ........ Canada 900,000 896,157
e
Nabors Industries Ltd. , Senior Note , 144A, 7.25% , 1/15/26 ...... United States 600,000 577,834
Nabors Industries, Inc. , Senior Note , 5.75% , 2/01/25 ...........
United States 500,000 491,155
e
Transocean Titan Financing Ltd. , Senior Secured Note , 144A,
8.375% , 2/01/28 ..................................... United States 300,000 308,485
e
Transocean, Inc. , Senior Secured Note , 144A, 8.75% , 2/15/30 .... United States 760,000 778,209
e
Weatherford International Ltd. ,
Senior Note, 144A, 8.625%, 4/30/30 ..................... United States 500,000 512,584
Senior Secured Note, 144A, 6.5%, 9/15/28 ................ United States 300,000 301,014
5,130,490

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Entertainment 1.0%
e
Banijay Entertainment SASU , Senior Secured Note , 144A, 5.375% ,
3/01/25 ........................................... France 1,000,000 $ 975,300
Netflix, Inc. , Senior Bond , 5.875% , 11/15/28 .................
United States 800,000 824,385
1,799,685
Financial Services 1.1%
e
Jefferson Capital Holdings LLC , Senior Note , 144A, 6% , 8/15/26 .. United States 1,200,000 1,052,938
MGIC Investment Corp. , Senior Note , 5.25% , 8/15/28 ..........
United States 500,000 477,653
Radian Group, Inc. , Senior Note , 6.625% , 3/15/25 .............
United States 600,000 600,393
2,130,984
Food Products 0.8%
e
Chobani LLC / Chobani Finance Corp., Inc. , Senior Secured Note ,
144A, 4.625% , 11/15/28 ............................... United States 800,000 718,608
e
Darling Ingredients, Inc. , Senior Note , 144A, 6% , 6/15/30 ....... United States 200,000 195,670
e
Post Holdings, Inc. ,
Senior Bond, 144A, 5.625%, 1/15/28 ..................... United States 300,000 287,935
Senior Bond, 144A, 4.625%, 4/15/30 ..................... United States 400,000 354,753
1,556,966
Ground Transportation 1.0%
e
EquipmentShare.com, Inc. , Secured Note , 144A, 9% , 5/15/28 .... United States 800,000 795,000
e
First Student Bidco , Inc. / First Transit Parent, Inc. , Senior Secured
Note , 144A, 4% , 7/31/29 .............................. United States 900,000 766,276
e
Williams Scotsman International, Inc. , Senior Secured Note , 144A,
4.625% , 8/15/28 ..................................... United States 300,000 274,020
1,835,296
Health Care Equipment & Supplies 0.7%
e
Garden Spinco Corp. , Senior Note , 144A, 8.625% , 7/20/30 ...... United States 400,000 427,420
e
Medline Borrower LP ,
Senior Note, 144A, 5.25%, 10/01/29 ..................... United States 500,000 444,508
Senior Secured Note, 144A, 3.875%, 4/01/29 .............. United States 400,000 349,570
1,221,498
Health Care Providers & Services 3.1%
Centene Corp. ,
Senior Bond, 2.5%, 3/01/31 ............................ United States 500,000 398,627
Senior Note, 2.45%, 7/15/28 ........................... United States 500,000 428,631
Senior Note, 2.625%, 8/01/31 .......................... United States 500,000 398,222
e
CHS/Community Health Systems, Inc. ,
Secured Note, 144A, 6.125%, 4/01/30 .................... United States 500,000 288,190
Senior Secured Note, 144A, 6%, 1/15/29 .................. United States 300,000 251,589
e
DaVita, Inc. , Senior Note , 144A, 4.625% , 6/01/30 ............. United States 1,200,000 1,030,384
e
Kedrion SpA , Senior Secured Note , 144A, 6.5% , 9/01/29 ........ Italy 1,000,000 855,000
e
ModivCare Escrow Issuer, Inc. , Senior Note , 144A, 5% , 10/01/29 . United States 100,000 73,840
e
MPH Acquisition Holdings LLC , Senior Note , 144A, 5.75% , 11/01/28 United States 1,200,000 900,210
Tenet Healthcare Corp. ,
Senior Secured Note, 6.125%, 6/15/30 ................... United States 700,000 679,183
e
Senior Secured Note, 144A, 6.75%, 5/15/31 ............... United States 500,000 498,150
5,802,026
Health Care REITs 0.1%
MPT Operating Partnership LP / MPT Finance Corp. , Senior Bond ,
5.25% , 8/01/26 ..................................... United States 200,000 170,136

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Hotel & Resort REITs 0.3%
e
RHP Hotel Properties LP / RHP Finance Corp. , Senior Note , 144A,
7.25% , 7/15/28 ..................................... United States 300,000 $ 301,769
e
XHR LP , Senior Secured Note , 144A, 4.875% , 6/01/29 ......... United States 400,000 346,446
648,215
Hotels, Restaurants & Leisure 5.9%
e
1011778 BC ULC / New Red Finance, Inc. , Secured Bond , 144A,
4% , 10/15/30 ....................................... Canada 600,000 508,831
c,e,g
24 Hour Fitness Worldwide, Inc. , Senior Note , 144A, 8% , 6/01/22 . United States 1,800,000 —
e
Allwyn Entertainment Financing UK plc , Senior Secured Note , 144A,
7.875% , 4/30/29 ..................................... Czech Republic 800,000 816,000
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A, 7% ,
2/15/30 ........................................... United States 300,000 301,442
e
Carnival Corp. ,
Senior Note, 144A, 7.625%, 3/01/26 ..................... United States 400,000 399,176
Senior Note, 144A, 5.75%, 3/01/27 ...................... United States 1,500,000 1,413,019
e
Carnival Holdings Bermuda Ltd. , Senior Note , 144A, 10.375% ,
5/01/28 ........................................... United States 400,000 435,398
e
Everi Holdings, Inc. , Senior Note , 144A, 5% , 7/15/29 ........... United States 700,000 625,275
e
Fertitta Entertainment LLC / Fertitta Entertainment Finance Co., Inc. ,
Senior Note , 144A, 6.75% , 1/15/30 ....................... United States 1,300,000 1,074,678
e
Motion Bondco DAC , Senior Note , 144A, 6.625% , 11/15/27 ...... United Kingdom 200,000 185,919
e
NCL Corp. Ltd. , Senior Note , 144A, 5.875% , 3/15/26 ........... United States 300,000 283,144
e
Papa John's International, Inc. , Senior Note , 144A, 3.875% , 9/15/29 United States 300,000 252,613
e
Premier Entertainment Sub LLC / Premier Entertainment Finance
Corp. ,
Senior Bond, 144A, 5.875%, 9/01/31 ..................... United States 500,000 387,050
Senior Note, 144A, 5.625%, 9/01/29 ..................... United States 500,000 399,550
e
Royal Caribbean Cruises Ltd. ,
Senior Note, 144A, 5.5%, 8/31/26 ....................... United States 700,000 671,382
Senior Note, 144A, 11.625%, 8/15/27 .................... United States 700,000 763,368
e
Station Casinos LLC , Senior Note , 144A, 4.5% , 2/15/28 ........ United States 400,000 358,360
e
Studio City Finance Ltd. , Senior Note , 144A, 5% , 1/15/29 ....... Macau 1,600,000 1,212,456
e
Wynn Resorts Finance LLC / Wynn Resorts Capital Corp. , Senior
Note , 144A, 7.125% , 2/15/31 ........................... United States 800,000 786,885
10,874,546
Household Durables 1.3%
e
Ashton Woods USA LLC / Ashton Woods Finance Co. , Senior Note ,
144A, 4.625% , 8/01/29 ................................ United States 1,500,000 1,301,250
e
Dream Finders Homes, Inc. , Senior Note , 144A, 8.25% , 8/15/28 .. United States 500,000 508,310
M/I Homes, Inc. , Senior Note , 3.95% , 2/15/30 ................
United States 600,000 513,486
2,323,046
Independent Power and Renewable Electricity Producers 1.8%
e
Calpine Corp. ,
Senior Bond, 144A, 5%, 2/01/31 ........................ United States 900,000 762,348
Senior Note, 144A, 4.625%, 2/01/29 ..................... United States 700,000 609,066
e
Clearway Energy Operating LLC ,
Senior Bond, 144A, 3.75%, 1/15/32 ...................... United States 400,000 327,836
Senior Note, 144A, 4.75%, 3/15/28 ...................... United States 600,000 555,328
Senior Note, 144A, 3.75%, 2/15/31 ...................... United States 300,000 246,923
e
Leeward Renewable Energy Operations LLC , Senior Note , 144A,
4.25% , 7/01/29 ..................................... United States 1,000,000 870,924
3,372,425

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Insurance 0.6%
e
Alliant Holdings Intermediate LLC / Alliant Holdings Co-Issuer , Senior
Note , 144A, 6.75% , 10/15/27 ........................... United States 300,000 $ 283,888
e
Jones Deslauriers Insurance Management, Inc. , Senior Note , 144A,
10.5% , 12/15/30 ..................................... Canada 800,000 815,427
1,099,315
IT Services 1.9%
e
Cablevision Lightpath LLC , Senior Secured Note , 144A, 3.875% ,
9/15/27 ........................................... United States 500,000 417,981
e
Cogent Communications Group, Inc. , Senior Secured Note , 144A,
3.5% , 5/01/26 ...................................... United States 500,000 463,348
e
Gartner, Inc. ,
Senior Note, 144A, 4.5%, 7/01/28 ....................... United States 500,000 466,758
Senior Note, 144A, 3.625%, 6/15/29 ..................... United States 200,000 175,863
Senior Note, 144A, 3.75%, 10/01/30 ..................... United States 300,000 259,361
e
Northwest Fiber LLC / Northwest Fiber Finance Sub, Inc. , Senior
Note , 144A, 6% , 2/15/28 .............................. United States 1,100,000 883,075
e
Presidio Holdings, Inc. , Senior Note , 144A, 8.25% , 2/01/28 ...... United States 900,000 872,907
3,539,293
Life Sciences Tools & Services 0.5%
e
Fortrea Holdings, Inc. , Senior Secured Note , 144A, 7.5% , 7/01/30 . United States 1,000,000 980,000
Machinery 1.6%
e
ATS Corp. , Senior Note , 144A, 4.125% , 12/15/28 ............. Canada 1,300,000 1,156,423
e
Calderys Financing LLC , Senior Secured Note , 144A, 11.25% ,
6/01/28 ........................................... France 800,000 820,970
e
Chart Industries, Inc. , Senior Secured Note , 144A, 7.5% , 1/01/30 . United States 700,000 718,126
e
Titan Acquisition Ltd. / Titan Co-Borrower LLC , Senior Note , 144A,
7.75% , 4/15/26 ..................................... Canada 300,000 291,904
2,987,423
Media 3.6%
e
Clear Channel International BV , Senior Secured Note , 144A,
6.625% , 8/01/25 ..................................... United Kingdom 400,000 396,719
e
Clear Channel Outdoor Holdings, Inc. ,
Senior Note, 144A, 7.75%, 4/15/28 ...................... United States 300,000 236,233
Senior Note, 144A, 7.5%, 6/01/29 ....................... United States 500,000 373,095
Senior Secured Note, 144A, 5.125%, 8/15/27 .............. United States 400,000 358,639
Senior Secured Note, 144A, 9%, 9/15/28 .................. United States 500,000 502,950
CSC Holdings LLC ,
Senior Bond, 5.25%, 6/01/24 ........................... United States 400,000 379,811
e
Senior Note, 144A, 7.5%, 4/01/28 ....................... United States 300,000 191,000
e
Senior Note, 144A, 11.25%, 5/15/28 ..................... United States 700,000 691,056
c,e
Diamond Sports Group LLC / Diamond Sports Finance Co. ,
Senior Note, 144A, 6.625%, 8/15/27 ..................... United States 700,000 14,437
Senior Secured Note, 144A, 5.375%, 8/15/26 .............. United States 800,000 19,848

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Media (continued)
e
Directv Financing LLC / Directv Financing Co-Obligor, Inc. , Senior
Secured Note , 144A, 5.875% , 8/15/27 .................... United States 200,000 $ 177,424
e
DISH DBS Corp. , Senior Secured Note , 144A, 5.75% , 12/01/28 ... United States 1,000,000 778,145
e
LCPR Senior Secured Financing DAC , Senior Secured Note , 144A,
6.75% , 10/15/27 ..................................... United States 450,000 424,055
e
News Corp. , Senior Note , 144A, 3.875% , 5/15/29 ............. United States 200,000 175,820
e
Outfront Media Capital LLC / Outfront Media Capital Corp. , Senior
Note , 144A, 5% , 8/15/27 .............................. United States 100,000 90,605
e
Scripps Escrow, Inc. , Senior Note , 144A, 5.875% , 7/15/27 ....... United States 600,000 485,394
e
Sinclair Television Group, Inc. , Senior Bond , 144A, 5.5% , 3/01/30 . United States 700,000 373,696
e
Sirius XM Radio, Inc. , Senior Note , 144A, 4% , 7/15/28 ......... United States 600,000 520,102
e
Univision Communications, Inc. , Senior Secured Note , 144A, 4.5% ,
5/01/29 ........................................... United States 600,000 517,018
6,706,047
Metals & Mining 1.6%
ATI, Inc. , Senior Note , 7.25% , 8/15/30 ......................
United States 700,000 706,951
Commercial Metals Co. , Senior Bond , 3.875% , 2/15/31 .........
United States 700,000 597,296
e
Constellium SE , Senior Note , 144A, 3.75% , 4/15/29 ........... United States 600,000 516,031
e
FMG Resources August 2006 Pty. Ltd. , Senior Bond , 144A, 4.375% ,
4/01/31 ........................................... Australia 500,000 419,420
e
Novelis Corp. ,
Senior Bond, 144A, 3.875%, 8/15/31 ..................... United States 100,000 82,886
Senior Note, 144A, 3.25%, 11/15/26 ..................... United States 100,000 90,721
e
SunCoke Energy, Inc. , Senior Secured Note , 144A, 4.875% , 6/30/29 United States 600,000 511,122
2,924,427
Mortgage Real Estate Investment Trusts (REITs) 0.8%
e
Apollo Commercial Real Estate Finance, Inc. , Senior Secured Note ,
144A, 4.625% , 6/15/29 ................................ United States 1,500,000 1,177,890
e
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance
Corp. , Senior Note , 144A, 4.75% , 6/15/29 ................. United States 300,000 252,518
1,430,408
Oil, Gas & Consumable Fuels 10.0%
e
Antero Resources Corp. ,
Senior Note, 144A, 7.625%, 2/01/29 ..................... United States 166,000 170,268
Senior Note, 144A, 5.375%, 3/01/30 ..................... United States 700,000 655,216
e
Calumet Specialty Products Partners LP / Calumet Finance Corp. ,
Senior Note , 144A, 8.125% , 1/15/27 ...................... United States 900,000 860,999
Cheniere Energy Partners LP ,
Senior Note, 4.5%, 10/01/29 ........................... United States 1,200,000 1,108,448
Senior Note, 4%, 3/01/31 ............................. United States 700,000 618,747
Cheniere Energy, Inc. , Senior Note , 4.625% , 10/15/28 ..........
United States 700,000 659,619
e
Chesapeake Energy Corp. , Senior Note , 144A, 5.5% , 2/01/26 .... United States 500,000 488,620
e
Civitas Resources, Inc. ,
Senior Note, 144A, 8.375%, 7/01/28 ..................... United States 700,000 721,875
Senior Note, 144A, 8.75%, 7/01/31 ...................... United States 700,000 725,375
Crestwood Midstream Partners LP / Crestwood Midstream Finance
Corp. ,
Senior Note, 5.75%, 4/01/25 ........................... United States 600,000 595,473
e
Senior Note, 144A, 6%, 2/01/29 ........................ United States 200,000 196,550

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Oil, Gas & Consumable Fuels (continued)
e
CrownRock LP / CrownRock Finance, Inc. , Senior Note , 144A, 5% ,
5/01/29 ........................................... United States 300,000 $ 278,895
e
DT Midstream, Inc. , Senior Note , 144A, 4.125% , 6/15/29 ........ United States 700,000 620,879
e
Endeavor Energy Resources LP / EER Finance, Inc. , Senior Bond ,
144A, 5.75% , 1/30/28 ................................. United States 1,300,000 1,272,921
e
EnLink Midstream LLC , Senior Note , 144A, 6.5% , 9/01/30 ....... United States 800,000 802,949
e
EQM Midstream Partners LP , Senior Note , 144A, 7.5% , 6/01/27 .. United States 100,000 101,023
e
EQT Corp. , Senior Note , 144A, 3.125% , 5/15/26 .............. United States 300,000 279,214
e
Harbour Energy plc , Senior Note , 144A, 5.5% , 10/15/26 ........ United Kingdom 500,000 467,325
e
Hilcorp Energy I LP / Hilcorp Finance Co. ,
Senior Bond, 144A, 6%, 2/01/31 ........................ United States 200,000 183,957
Senior Note, 144A, 5.75%, 2/01/29 ...................... United States 200,000 185,720
Senior Note, 144A, 6%, 4/15/30 ........................ United States 300,000 279,351
e
Kinetik Holdings LP , Senior Note , 144A, 5.875% , 6/15/30 ........ United States 600,000 581,775
e
Martin Midstream Partners LP / Martin Midstream Finance Corp. ,
Secured Note , 144A, 11.5% , 2/15/28 ..................... United States 1,800,000 1,822,802
b,c,e,g
Murray Energy Corp. , Secured Note , 144A, PIK, 12% , 4/15/24 ... United States 757,734 —
Occidental Petroleum Corp. ,
Senior Bond, 6.45%, 9/15/36 ........................... United States 700,000 716,499
Senior Note, 8.875%, 7/15/30 .......................... United States 600,000 688,497
e
PBF Holding Co. LLC / PBF Finance Corp. , Senior Note , 144A,
7.875% , 9/15/30 ..................................... United States 200,000 199,661
Sunoco LP / Sunoco Finance Corp. ,
Senior Note, 6%, 4/15/27 ............................. United States 1,000,000 990,443
Senior Note, 4.5%, 5/15/29 ............................ United States 200,000 181,069
e
Venture Global Calcasieu Pass LLC ,
Senior Secured Bond, 144A, 4.125%, 8/15/31 .............. United States 300,000 254,781
Senior Secured Note, 144A, 3.875%, 8/15/29 .............. United States 300,000 259,815
Senior Secured Note, 144A, 6.25%, 1/15/30 ............... United States 400,000 390,110
e
Venture Global LNG, Inc. ,
Senior Secured Note, 144A, 8.125%, 6/01/28 .............. United States 600,000 605,786
Senior Secured Note, 144A, 8.375%, 6/01/31 .............. United States 500,000 504,820
18,469,482
Paper & Forest Products 0.1%
e
Glatfelter Corp. , Senior Note , 144A, 4.75% , 11/15/29 ........... United States 400,000 279,798
Passenger Airlines 0.9%
e
American Airlines Inc / AAdvantage Loyalty IP Ltd. , Senior Secured
Note , 144A, 5.5% , 4/20/26 ............................. United States 641,667 630,328
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured Note , 144A,
4.75% , 10/20/28 ..................................... United States 700,000 672,590
e
United Airlines, Inc. ,
Senior Secured Note, 144A, 4.375%, 4/15/26 .............. United States 100,000 94,342
Senior Secured Note, 144A, 4.625%, 4/15/29 .............. United States 300,000 267,143
1,664,403
Personal Care Products 0.8%
e
BellRing Brands, Inc. , Senior Note , 144A, 7% , 3/15/30 ......... United States 800,000 801,077
e
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US
LLC , Senior Secured Note , 144A, 6.625% , 7/15/30 ........... United States 600,000 600,720
1,401,797
Pharmaceuticals 1.4%
e
1375209 BC Ltd. , Senior Secured Note , 144A, 9% , 1/30/28 ...... Canada 305,000 305,662
e
Bausch Health Cos., Inc. ,
Secured Note, 144A, 14%, 10/15/30 ..................... United States 107,000 65,003
Senior Secured Note, 144A, 11%, 9/30/28 ................. United States 542,000 388,309

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Pharmaceuticals (continued)
c,e
Endo Dac / Endo Finance LLC / Endo Finco , Inc. ,
Secured Note, 144A, 9.5%, 7/31/27 ...................... United States 302,000 $ 13,967
Senior Note, 144A, 6%, 6/30/28 ........................ United States 389,000 20,423
c,e
Endo Luxembourg Finance Co. I SARL / Endo US, Inc. , Senior
Secured Note , 144A, 6.125% , 4/01/29 .................... United States 500,000 356,568
c,e
Par Pharmaceutical, Inc. , Senior Secured Note , 144A, 7.5% , 4/01/27 United States 225,000 160,395
Teva Pharmaceutical Finance Netherlands III BV ,
Senior Note, 4.75%, 5/09/27 ........................... Israel 600,000 561,397
Senior Note, 7.875%, 9/15/29 .......................... Israel 300,000 313,061
Senior Note, 8.125%, 9/15/31 .......................... Israel 300,000 318,217
2,503,002
Real Estate Management & Development 0.7%
e
Five Point Operating Co. LP / Five Point Capital Corp. , Senior Note ,
144A, 7.875% , 11/15/25 ............................... United States 400,000 373,462
e
Forestar Group, Inc. , Senior Note , 144A, 3.85% , 5/15/26 ........ United States 500,000 463,472
e
Greystar Real Estate Partners LLC , Senior Secured Note , 144A,
7.75% , 9/01/30 ..................................... United States 500,000 505,625
1,342,559
Software 1.3%
e
Camelot Finance SA , Senior Secured Note , 144A, 4.5% , 11/01/26 . United States 900,000 842,636
e
McAfee Corp. , Senior Note , 144A, 7.375% , 2/15/30 ............ United States 800,000 700,650
e
Rocket Software, Inc. , Senior Note , 144A, 6.5% , 2/15/29 ........ United States 1,100,000 913,990
2,457,276
Specialized REITs 0.5%
e
Iron Mountain, Inc. ,
Senior Bond, 144A, 5.625%, 7/15/32 ..................... United States 300,000 269,492
Senior Note, 144A, 7%, 2/15/29 ........................ United States 700,000 698,815
968,307
Specialty Retail 1.7%
e
Evergreen Acqco 1 LP / TVI, Inc. , Senior Secured Note , 144A,
9.75% , 4/26/28 ..................................... United States 720,000 751,471
e
Gap, Inc. (The) , Senior Note , 144A, 3.625% , 10/01/29 .......... United States 700,000 533,528
e
Lithia Motors, Inc. , Senior Bond , 144A, 4.375% , 1/15/31 ........ United States 300,000 255,521
e
Michaels Cos., Inc. (The) ,
Senior Note, 144A, 7.875%, 5/01/29 ..................... United States 600,000 416,460
Senior Secured Note, 144A, 5.25%, 5/01/28 ............... United States 300,000 250,395
Murphy Oil USA, Inc. , Senior Note , 4.75% , 9/15/29 ............
United States 700,000 642,607
e
Victoria's Secret & Co. , Senior Note , 144A, 4.625% , 7/15/29 ..... United States 400,000 289,973
3,139,955
Textiles, Apparel & Luxury Goods 0.2%
e
Hanesbrands, Inc. , Senior Note , 144A, 9% , 2/15/31 ............ United States 400,000 401,936
Trading Companies & Distributors 0.5%
e
H&E Equipment Services, Inc. , Senior Note , 144A, 3.875% , 12/15/28 United States 600,000 524,431
e
WESCO Distribution, Inc. , Senior Note , 144A, 7.25% , 6/15/28 .... United States 400,000 407,472
931,903
Wireless Telecommunication Services 0.5%
T-Mobile USA, Inc. ,
Senior Note, 4.75%, 2/01/28 ........................... United States 600,000 583,214

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

a a
Country
Principal
Amount
*
a
Value
a a a a a
Corporate Bonds
(continued)
Wireless Telecommunication Services (continued)
T-Mobile USA, Inc., (continued)
Senior Note, 2.625%, 2/15/29 .......................... United States 300,000 $ 260,055
843,269
Total Corporate Bonds (Cost $160,267,838) .....................................
141,816,307
h
Senior Floating Rate Interests 0.1%
Media 0.1%
c,i
Diamond Sports Group LLC , First Lien, CME Term Loan , 12.775% ,
( 3-month SOFR + 8% ), 5/25/26 ......................... United States 159,053 101,635
Total Senior Floating Rate Interests (Cost $148,172) .............................
101,635
j
Marketplace Loans 6.0%
g
Financial Services 6.0%
a a a a a a
Total Marketplace Loans (Cost $12,516,695) ....................................
11,122,540
Asset-Backed Securities 0.4%
Financial Services 0.4%
e,k
Consumer Loan Underlying Bond Certificate Issuer Trust I ,
2019-26, PT, 144A, FRN, 17.502%, 8/15/44 ................ United States 51,490 48,478
2019-31, PT, 144A, FRN, 17.33%, 9/15/44 ................. United States 43,556 40,379
2019-37, PT, 144A, FRN, 18.481%, 10/17/44 ............... United States 51,895 49,217
2019-42, PT, 144A, FRN, 16.521%, 11/15/44 ............... United States 48,129 45,126
2019-51, PT, 144A, FRN, 14.973%, 1/15/45 ................ United States 57,526 54,133
2019-52, PT, 144A, FRN, 14.462%, 1/15/45 ................ United States 49,999 47,213
2019-S3, PT, 144A, FRN, 10.724%, 6/15/44 ................ United States 7,526 6,987
2019-S4, PT, 144A, FRN, 11.927%, 8/15/44 ................ United States 33,217 31,745
2019-S5, PT, 144A, FRN, 12.306%, 9/15/44 ................ United States 32,904 30,822
2019-S6, PT, 144A, FRN, 10.356%, 10/17/44 ............... United States 42,032 39,003
2019-S7, PT, 144A, FRN, 10.361%, 12/15/44 ............... United States 28,470 26,356
2019-S8, PT, 144A, FRN, 9.46%, 1/15/45 .................. United States 31,122 28,859
2020-2, PT, 144A, FRN, 15.393%, 3/15/45 ................. United States 48,825 45,842
2020-7, PT, 144A, FRN, 14.563%, 4/17/45 ................. United States 27,470 25,415
e,k
Prosper Pass-Thru Trust III ,
2020-PT1, A, 144A, FRN, 19.172%, 3/15/26 ................ United States 24,961 24,145
2020-PT2, A, 144A, FRN, 12.75%, 4/15/26 ................. United States 30,107 28,594
2020-PT3, A, 144A, FRN, 8.015%, 5/15/26 ................. United States 7,174 6,602
e,k
Upgrade Master Pass-Thru Trust , 2019-PT2 , A , 144A, FRN ,
13.803% , 2/15/26 . ................................... United States 31,562 30,943
609,859
a a a a a a
Total Asset-Backed Securities (Cost $623,653) ..................................
609,859
Shares
a
Escrows and Litigation Trusts 0.0%
†
a
Chesapeake Energy Corp., Escrow Account ................. United States 1,500,000 33,750
Total Escrows and Litigation Trusts (Cost $48,985) ..............................
33,750
Total Long Term Investments (Cost $211,886,432) ...............................
240,998,497
a

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Short Term Investments 3.9%
a a
Country Shares
a
Value
a a a
Money Market Funds 3.9%
l,m
Institutional Fiduciary Trust - Money Market Portfolio, 5.066% .... United States 7,233,846 $ 7,233,846
Total Money Market Funds (Cost $7,233,846) ...................................
7,233,846
Total Short Term Investments (Cost $7,233,846 ) .................................
7,233,846
a
Total Investments (Cost $219,120,278) 134.3% ..................................
$248,232,343
Notes Payable (35.2)% .......................................................
(65,000,000)
Other Assets, less Liabilities 0.9% .............................................
1,626,937
Net Assets 100.0% ...........................................................
$184,859,280
See Abbreviations on page 50 .
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.1% of net assets.
a
Non-income producing.
b
Income may be received in additional securities and/or cash.
c
See Note 8 regarding credit risk and defaulted securities.
d
Perpetual security with no stated maturity date.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At August 31, 2023, the aggregate value of these securities was $121,935,291, representing 66.0% of net assets.
f
The coupon rate shown represents the rate at period end.
g
Fair valued using significant unobservable inputs. See Note 10 regarding fair value measurements.
h
See Note 1(d) regarding senior floating rate interests.
i
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
j
See Note 1(e) regarding Marketplace Lending. See full breakdown of marketplace loans holdings in the table at the end of this schedule.
k
Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.
l
See Note 4(c) regarding investments in affiliated management investment companies.
m
The rate shown is the annualized seven-day effective yield at period end.

Franklin Universal Trust
Schedule of Investments, August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

At August 31, 2023, the Fund had the following marketplace loans outstanding. See Note 1(e).
Description
Principal
Amount Value
Marketplace Loans - 6.0%
Freedom Financial Asset Management LLC
APP-10236665.FP.FTS.B, 5.99%, 10/04/23 $ 685 $ 686
APP-10852298.FP.FTS.B, 5.99%, 10/05/23 856 857
APP-10840576.FP.FTS.B, 5.99%, 10/15/23 874 876
APP-10847318.FP.FTS.B, 5.99%, 10/15/23 941 944
APP-09915050.FP.FTS.B, 5.99%, 11/20/23 792 794
APP-10762832.FP.FTS.B, 15.49%, 11/26/23 440 441
APP-11022068.FP.FTS.B, 5.99%, 12/06/23 1,539 1,542
APP-12381966.FP.FTS.B, 20.49%, 1/20/24 3,046 3,079
APP-11834925.FP.FTS.B, 5.99%, 2/11/24 . 2,404 2,421
APP-11634713.FP.FTS.B, 5.99%, 2/13/24 . 2,639 2,652
APP-13323334.FP.FTS.B, 5.99%, 5/14/24 . 2,651 2,670
APP-13489698.FP.FTS.B, 5.99%, 5/15/24 . 3,485 3,511
APP-13476049.FP.FTS.B, 21.49%, 5/17/24 4,236 4,281
APP-13485474.FP.FTS.B, 15.99%, 5/18/24 2,976 3,004
APP-13471580.FP.FTS.B, 5.99%, 5/19/24 . 3,042 3,066
APP-12399683.FP.FTS.B, 22.49%, 5/20/24 4,563 4,624
APP-15125689.FP.FTS.B, 5.99%, 7/15/24 . 4,073 4,108
APP-15138477.FP.FTS.B, 5.99%, 7/16/24 . 3,236 3,264
APP-14522400.FP.FTS.B, 5.99%, 7/23/24 . 3,934 3,969
APP-15089870.FP.FTS.B, 20.99%, 7/27/24 7,635 7,745
APP-10084299.FP.FTS.B, 16.49%, 8/11/24 5,630 3,515
APP-10541747.FP.FTS.B, 16.99%, 9/05/24 4,814 4,836
APP-10849903.FP.FTS.B, 11.24%, 10/16/24 12,081 12,182
APP-10584167.FP.FTS.B, 16.99%,
10/28/24 .......................... 3,297 3,332
APP-11139281.FP.FTS.B, 8.49%, 11/01/24 6,224 6,263
APP-11106155.FP.FTS.B, 12.74%, 11/01/24 9,773 9,838
APP-10836612.FP.FTS.B, 21.49%, 11/15/24 5,460 5,478
APP-11021958.FP.FTS.B, 12.24%, 12/10/24 6,278 6,325
APP-11021643.FP.FTS.B, 10.49%, 12/14/24 7,980 8,049
APP-11695329.FP.FTS.B, 15.99%, 12/15/24 7,616 7,616
APP-11693890.FP.FTS.B, 13.24%, 12/17/24 22,530 22,656
APP-11007940.FP.FTS.B, 10.49%, 12/19/24 6,436 6,503
APP-10839343.FP.FTS.B, 13.99%,
12/19/24 .......................... 4,375 4,419
APP-11799520.FP.FTS.B, 16.99%, 12/25/24 5,758 5,805
APP-11681583.FP.FTS.B, 16.99%, 1/30/25 5,515 5,574
APP-10844126.FP.FTS.B, 23.99%, 1/30/25 9,147 9,221
APP-12413621.FP.FTS.B, 15.49%, 2/01/25 12,855 7,941
APP-11766706.FP.FTS.B, 23.99%, 2/02/25 4,830 4,785
APP-11799331.FP.FTS.B, 8.99%, 2/06/25 . 15,971 16,086
APP-11694349.FP.FTS.B, 14.24%, 2/07/25 17,590 17,643
APP-11862313.FP.FTS.B, 16.49%, 2/11/25 5,322 5,328
APP-11869808.FP.FTS.B, 21.99%, 2/15/25 10,001 9,977
APP-12394118.FP.FTS.B, 17.74%, 3/10/25 12,387 12,409
APP-11102104.FP.FTS.B, 23.99%, 3/11/25 3,957 3,938
APP-12410877.FP.FTS.B, 13.74%, 3/15/25 16,857 16,970
APP-12299545.FP.FTS.B, 14.99%, 3/21/25 11,093 11,160
APP-13323354.FP.FTS.B, 10.09%, 5/18/25 10,674 10,796
APP-14953979.FP.FTS.B, 7.74%, 7/13/25 . 20,063 20,246
APP-15094222.FP.FTS.B, 10.24%, 7/14/25 16,176 16,321
APP-15084327.FP.FTS.B, 10.74%, 7/14/25 12,704 12,838
APP-15090883.FP.FTS.B, 25.49%, 7/14/25 3,010 2,957
APP-15034726.FP.FTS.B, 25.49%, 7/25/25 6,583 6,545
APP-10111431.FP.FTS.B, 10.99%, 9/15/25 11,688 11,858
APP-10140977.FP.FTS.B, 24.99%, 9/15/25 6,277 6,507
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-10091198.FP.FTS.B, 15.49%, 9/24/25 $ 5,100 $ 5,134
APP-10083835.FP.FTS.B, 10.99%, 9/25/25 8,217 8,355
APP-11022514.FP.FTS.B, 18.49%, 10/21/25 10,369 10,615
APP-10582948.FP.FTS.B, 10.99%,
10/22/25 .......................... 14,027 14,235
APP-10578403.FP.FTS.B, 15.99%,
10/30/25 .......................... 12,081 12,415
APP-10561192.FP.FTS.B, 8.99%, 11/03/25 10,198 10,341
APP-10841976.FP.FTS.B, 10.99%, 11/28/25 10,087 10,229
APP-11116538.FP.FTS.B, 8.99%, 12/10/25 8,973 9,100
APP-11105408.FP.FTS.B, 10.99%, 12/14/25 7,424 7,536
APP-11843242.FP.FTS.B, 12.24%, 12/15/25 12,636 12,786
APP-11097002.FP.FTS.B, 17.99%, 12/15/25 30,824 31,505
APP-11022500.FP.FTS.B, 17.99%, 12/16/25 8,031 8,222
APP-11579320.FP.FTS.B, 16.99%, 12/20/25 13,659 14,107
APP-10868780.FP.FTS.B, 14.49%, 1/02/26 20,153 20,461
APP-11798391.FP.FTS.B, 18.49%, 1/04/26 6,931 7,048
APP-11733010.FP.FTS.B, 15.74%, 1/28/26 22,996 23,525
APP-12378685.FP.FTS.B, 15.99%, 2/01/26 9,725 9,838
APP-11757188.FP.FTS.B, 18.24%, 2/02/26 27,721 28,170
APP-11799488.FP.FTS.B, 16.99%, 2/05/26 13,043 13,237
APP-11757063.FP.FTS.B, 17.99%, 2/05/26 13,875 14,121
APP-12281543.FP.FTS.B, 16.74%, 3/08/26 25,218 25,646
APP-12246304.FP.FTS.B, 18.24%, 3/08/26 23,090 23,501
APP-12397373.FP.FTS.B, 15.99%, 3/15/26 9,807 9,959
APP-12032813.FP.FTS.B, 17.99%, 3/17/26 9,159 9,325
APP-12419810.FP.FTS.B, 15.74%, 3/20/26 26,613 27,190
APP-12270812.FP.FTS.B, 16.99%, 3/22/26 8,801 8,976
APP-12421465.FP.FTS.B, 17.99%, 3/23/26 14,318 14,631
APP-13524997.FP.FTS.B, 10.59%, 3/25/26 11,033 11,184
APP-13511680.FP.FTS.B, 12.84%, 5/05/26 10,825 10,959
APP-13256383.FP.FTS.B, 7.99%, 5/18/26 . 27,030 27,437
APP-13477482.FP.FTS.B, 10.34%, 5/18/26 28,621 29,069
APP-13527002.FP.FTS.B, 15.59%, 5/19/26 7,401 7,529
APP-14943761.FP.FTS.B, 15.99%, 6/01/26 15,839 15,975
APP-15146572.FP.FTS.B, 10.74%, 7/15/26 3,916 3,918
APP-15112645.FP.FTS.B, 16.99%, 7/15/26 15,499 15,653
APP-15065994.FP.FTS.B, 17.74%, 7/15/26 36,977 37,401
APP-15053141.FP.FTS.B, 18.99%, 7/15/26 15,644 15,797
APP-15107872.FP.FTS.B, 20.49%, 7/15/26 11,044 11,193
APP-15064308.FP.FTS.B, 22.49%, 7/15/26 17,321 17,448
APP-15054013.FP.FTS.B, 17.99%, 7/20/26 12,850 13,026
APP-15109634.FP.FTS.B, 19.49%, 7/21/26 7,879 7,992
APP-15053667.FP.FTS.B, 17.99%, 7/22/26 10,303 10,453
APP-15073340.FP.FTS.B, 15.99%, 7/25/26 7,765 7,898
APP-14860724.FP.FTS.B, 20.99%, 7/26/26 15,146 15,380
APP-15111841.FP.FTS.B, 7.84%, 7/28/26 . 22,296 22,653
APP-14956830.FP.FTS.B, 15.74%, 7/28/26 23,232 23,625
APP-15053675.FP.FTS.B, 10.99%, 7/30/26 9,938 10,112
APP-10133595.FP.FTS.B, 11.99%, 8/11/26 13,386 13,604
APP-10140897.FP.FTS.B, 16.99%, 8/12/26 14,638 14,902
APP-10145662.FP.FTS.B, 18.99%, 9/17/26 15,651 16,083
APP-10460831.FP.FTS.B, 21.99%, 9/19/26 5,549 5,713
APP-10572421.FP.FTS.B, 10.49%, 9/20/26 23,535 23,936
APP-10112510.FP.FTS.B, 16.49%, 9/25/26 8,873 9,079
APP-10145175.FP.FTS.B, 14.49%, 9/26/26 6,479 6,612

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-10850556.FP.FTS.B, 11.99%, 10/01/26 $ 12,994 $ 13,120
APP-09931612.FP.FTS.B, 14.24%,
10/03/26 .......................... 11,184 11,324
APP-10838239.FP.FTS.B, 12.49%,
10/12/26 .......................... 22,659 23,006
APP-10845328.FP.FTS.B, 11.99%, 10/16/26 17,486 17,768
APP-10704368.FP.FTS.B, 14.99%,
10/16/26 .......................... 13,707 13,956
APP-10745909.FP.FTS.B, 17.99%,
10/16/26 .......................... 36,499 37,153
APP-10829192.FP.FTS.B, 18.99%,
10/16/26 .......................... 18,005 18,451
APP-10852939.FP.FTS.B, 16.49%,
10/17/26 .......................... 1,432 1,433
APP-10581131.FP.FTS.B, 22.49%, 10/22/26 7,402 7,625
APP-10575367.FP.FTS.B, 20.99%,
10/25/26 .......................... 30,575 3,112
APP-10916894.FP.FTS.B, 20.49%, 11/01/26 14,476 14,746
APP-10384953.FP.FTS.B, 19.99%, 11/02/26 12,071 12,298
APP-10224478.FP.FTS.B, 20.49%, 11/02/26 19,614 20,064
APP-11119432.FP.FTS.B, 11.99%, 11/03/26 15,728 15,957
APP-10577758.FP.FTS.B, 17.49%, 11/04/26 8,683 8,844
APP-11187454.FP.FTS.B, 22.49%, 11/10/26 7,646 7,822
APP-10848002.FP.FTS.B, 17.99%, 11/19/26 18,086 18,496
APP-10859032.FP.FTS.B, 9.99%, 11/21/26 10,883 11,072
APP-10842381.FP.FTS.B, 12.49%, 11/21/26 24,991 25,410
APP-10830375.FP.FTS.B, 19.99%, 11/21/26 11,674 11,994
APP-10692450.FP.FTS.B, 17.49%, 11/29/26 18,794 19,319
APP-10671079.FP.FTS.B, 11.99%, 11/30/26 19,739 20,118
APP-10848317.FP.FTS.B, 12.24%, 11/30/26 14,247 14,512
APP-10670975.FP.FTS.B, 21.49%, 11/30/26 11,942 12,389
APP-10860337.FP.FTS.B, 22.99%, 11/30/26 12,118 12,545
APP-11122151.FP.FTS.B, 16.49%, 12/06/26 13,314 2,449
APP-11094577.FP.FTS.B, 19.49%, 12/08/26 9,161 9,391
APP-11008022.FP.FTS.B, 11.99%, 12/13/26 10,380 10,552
APP-11123090.FP.FTS.B, 14.24%, 12/15/26 17,031 17,336
APP-10314454.FP.FTS.B, 15.99%,
12/15/26 .......................... 9,343 909
APP-11021456.FP.FTS.B, 20.99%, 12/15/26 28,029 28,687
APP-10839250.FP.FTS.B, 17.49%,
12/17/26 .......................... 4,423 4,423
APP-11121084.FP.FTS.B, 17.49%, 12/19/26 14,914 1,643
APP-11116084.FP.FTS.B, 19.49%, 12/19/26 11,135 11,121
APP-11007668.FP.FTS.B, 19.99%, 12/19/26 13,777 14,117
APP-11091099.FP.FTS.B, 9.99%, 12/20/26 22,394 22,796
APP-11111264.FP.FTS.B, 16.49%, 12/20/26 8,961 9,148
APP-11036570.FP.FTS.B, 22.99%, 12/20/26 12,115 12,448
APP-11874582.FP.FTS.B, 17.49%, 12/23/26 16,461 16,799
APP-11751323.FP.FTS.B, 17.99%, 12/23/26 10,819 11,064
APP-11752200.FP.FTS.B, 21.49%, 12/23/26 15,344 5,197
APP-11767307.FP.FTS.B, 14.49%, 12/24/26 20,420 20,716
APP-11461595.FP.FTS.B, 17.99%, 12/24/26 3,607 3,593
APP-11762193.FP.FTS.B, 18.49%, 12/24/26 14,096 14,427
APP-11677084.FP.FTS.B, 15.49%, 12/26/26 33,417 33,940
APP-11799609.FP.FTS.B, 10.99%, 1/01/27 23,781 24,098
APP-11844341.FP.FTS.B, 16.74%, 1/01/27 25,201 25,514
APP-11744634.FP.FTS.B, 19.99%, 2/01/27 13,835 13,908
APP-11824892.FP.FTS.B, 16.99%, 2/03/27 13,061 13,235
Description
Principal
Amount Value
Freedom Financial Asset Management LLC (continued)
APP-11765220.FP.FTS.B, 11.99%, 2/04/27 $ 37,455 $ 38,017
APP-11724933.FP.FTS.B, 14.24%, 2/05/27 11,039 11,213
APP-11702245.FP.FTS.B, 17.49%, 2/05/27 11,053 10,958
APP-11674918.FP.FTS.B, 20.49%, 2/05/27 19,967 20,246
APP-12397051.FP.FTS.B, 17.49%, 2/06/27 9,399 9,512
APP-11696610.FP.FTS.B, 14.24%, 2/07/27 19,176 19,520
APP-11743079.FP.FTS.B, 16.24%, 2/07/27 31,855 18,317
APP-11757936.FP.FTS.B, 19.99%, 2/07/27 7,445 7,556
APP-11763967.FP.FTS.B, 19.99%, 2/07/27 11,881 12,049
APP-11837813.FP.FTS.B, 20.99%, 2/10/27 9,770 6,039
APP-11838245.FP.FTS.B, 19.99%, 2/11/27 7,745 7,871
APP-11801863.FP.FTS.B, 8.99%, 2/12/27 . 25,628 26,016
APP-11798652.FP.FTS.B, 11.74%, 2/14/27 37,389 37,988
APP-11843528.FP.FTS.B, 19.99%, 2/14/27 2,579 2,561
APP-11864146.FP.FTS.B, 11.24%, 2/15/27 13,369 13,587
APP-11872928.FP.FTS.B, 11.24%, 2/15/27 11,989 12,186
APP-11845152.FP.FTS.B, 11.74%, 2/15/27 32,128 32,652
APP-11801830.FP.FTS.B, 16.49%, 2/15/27 15,459 15,719
APP-11842708.FP.FTS.B, 23.49%, 2/16/27 9,213 1,946
APP-10128827.FP.FTS.B, 25.49%, 2/24/27 7,399 7,615
APP-12304720.FP.FTS.B, 18.74%, 3/06/27 39,429 39,884
APP-12106158.FP.FTS.B, 11.24%, 3/07/27 13,179 13,362
APP-12404066.FP.FTS.B, 22.49%, 3/08/27 27,795 28,104
APP-12408150.FP.FTS.B, 19.99%, 3/10/27 8,414 8,501
APP-12407302.FP.FTS.B, 18.99%, 3/15/27 8,608 8,725
APP-12272662.FP.FTS.B, 16.49%, 3/17/27 15,704 15,923
APP-11863466.FP.FTS.B, 25.49%, 3/17/27 8,192 8,299
APP-12385340.FP.FTS.B, 25.49%, 3/17/27 7,306 7,392
APP-12341500.FP.FTS.B, 20.49%, 3/20/27 13,385 13,582
APP-12396943.FP.FTS.B, 13.49%, 3/21/27 13,435 13,660
APP-12270734.FP.FTS.B, 16.99%, 3/21/27 14,691 14,963
APP-10314654.FP.FTS.B, 19.74%, 3/21/27 26,187 26,604
APP-12381900.FP.FTS.B, 18.49%, 3/22/27 16,759 17,039
APP-13531026.FP.FTS.B, 11.59%, 3/28/27 19,246 19,540
APP-13513406.FP.FTS.B, 14.34%, 4/01/27 39,846 40,295
APP-13478834.FP.FTS.B, 16.99%, 5/03/27 16,576 16,689
APP-13508795.FP.FTS.B, 9.59%, 5/05/27 . 14,007 14,182
APP-13047632.FP.FTS.B, 11.49%, 5/05/27 11,043 11,194
APP-13485036.FP.FTS.B, 13.34%, 5/06/27 10,534 10,676
APP-08710316.FP.FTS.B, 10.99%, 5/13/27 27,319 27,717
APP-13498310.FP.FTS.B, 17.99%, 5/13/27 9,825 9,920
APP-13498730.FP.FTS.B, 11.34%, 5/15/27 15,840 16,083
APP-13329158.FP.FTS.B, 17.99%, 5/15/27 11,660 11,648
APP-13453359.FP.FTS.B, 18.24%, 5/15/27 24,635 24,874
APP-13410410.FP.FTS.B, 19.99%, 5/15/27 8,722 8,809
APP-13486869.FP.FTS.B, 11.34%, 5/16/27 25,492 25,903
APP-13531289.FP.FTS.B, 14.09%, 5/16/27 23,763 24,132
APP-13512105.FP.FTS.B, 19.49%, 5/16/27 21,508 21,732
APP-13473219.FP.FTS.B, 22.49%, 5/16/27 13,161 2,879
APP-13479562.FP.FTS.B, 18.49%, 5/17/27 13,174 13,274
APP-13227905.FP.FTS.B, 21.99%, 5/18/27 8,397 8,487
APP-13517315.FP.FTS.B, 12.09%, 5/19/27 39,730 40,389
APP-13507352.FP.FTS.B, 20.49%, 5/19/27 8,074 8,182
APP-13531806.FP.FTS.B, 16.99%, 5/20/27 16,626 16,894
APP-13485355.FP.FTS.B, 17.24%, 5/20/27 30,264 30,562
APP-13485605.FP.FTS.B, 18.99%, 5/20/27 11,275 11,458
APP-13518313.FP.FTS.B, 18.99%, 5/20/27 14,132 14,262
APP-13302186.FP.FTS.B, 20.49%, 5/20/27 11,871 12,008

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Freedom Financial Asset Management LLC (continued)
APP-15111331.FP.FTS.B, 11.99%, 6/11/27 $ 18,136 $ 18,353
APP-14906773.FP.FTS.B, 9.74%, 7/15/27 . 32,336 32,760
APP-13533233.FP.FTS.B, 14.09%, 7/15/27 21,781 22,091
APP-15064429.FP.FTS.B, 14.49%, 7/15/27 22,331 22,606
APP-15106750.FP.FTS.B, 18.99%, 7/15/27 20,069 2,288
APP-15055216.FP.FTS.B, 19.99%, 7/15/27 14,830 14,894
APP-15070181.FP.FTS.B, 19.99%, 7/15/27 14,827 14,891
APP-15109285.FP.FTS.B, 21.49%, 7/15/27 24,919 24,920
APP-14865954.FP.FTS.B, 11.74%, 7/16/27 22,288 22,588
APP-15149750.FP.FTS.B, 11.99%, 7/16/27 5,553 5,565
APP-14958373.FP.FTS.B, 12.24%, 7/16/27 14,772 14,977
APP-15158424.FP.FTS.B, 11.99%, 7/17/27 15,245 15,455
APP-14914244.FP.FTS.B, 20.99%, 7/22/27 11,981 12,062
APP-15057995.FP.FTS.B, 18.99%, 7/23/27 8,462 8,587
APP-15058449.FP.FTS.B, 11.99%, 7/25/27 9,939 10,099
APP-15078317.FP.FTS.B, 13.99%, 7/25/27 17,413 17,689
APP-15055723.FP.FTS.B, 11.24%, 7/26/27 26,183 26,609
APP-15048744.FP.FTS.B, 16.49%, 7/27/27 19,351 19,575
APP-15053719.FP.FTS.B, 16.99%, 7/28/27 9,365 9,523
APP-11798581.FP.FTS.B, 16.99%, 7/29/27 16,426 3,134
APP-15133409.FP.FTS.B, 15.49%, 7/30/27 21,495 21,866
APP-15053776.FP.FTS.B, 17.49%, 7/30/27 10,163 10,287
APP-15068287.FP.FTS.B, 26.99%, 8/26/27 9,021 3,252
APP-15039962.FP.FTS.B, 12.49%, 8/28/27 43,045 43,763
APP-15053335.FP.FTS.B, 23.49%, 8/28/27 9,116 9,171
APP-15085248.FP.FTS.B, 22.74%, 8/29/27 11,282 11,339
APP-11764720.FP.FTS.B, 21.99%, 10/05/27 9,049 5,331
APP-15070551.FP.FTS.B, 24.74%, 4/27/28 16,263 16,244
3,274,649
LendingClub Corp.
161393306.LC.FTS.B, Zero Cpn, 4/20/24 . 11,988 1,130
153974620.LC.FTS.B, 14.3%, 6/24/24 ... 5,279 5,216
154144733.LC.FTS.B, 12.4%, 6/26/24 ... 4,414 4,338
153904028.LC.FTS.B, 17.74%, 6/30/24 ... 2,829 2,805
155408143.LC.FTS.B, 16.95%, 7/22/24 ... 6,414 6,336
155731933.LC.FTS.B, 15.24%, 7/29/24 ... 8,102 7,976
156235700.LC.FTS.B, 17.74%, 8/06/24 ... 3,861 3,793
156759369.LC.FTS.B, 12.4%, 8/09/24 ... 6,050 5,925
156752978.LC.FTS.B, 14.3%, 8/09/24 ... 10,161 9,968
156812488.LC.FTS.B, 14.3%, 8/12/24 ... 2,779 2,732
158130288.LC.FTS.B, 14.3%, 9/04/24 ... 4,068 3,988
155823205.LC.FTS.B, 14.3%, 9/15/24 ... 4,927 4,826
159089545.LC.FTS.B, 16.95%, 9/23/24 ... 3,515 3,459
159106791.LC.FTS.B, 17.74%, 9/23/24 ... 4,353 4,283
159001219.LC.FTS.B, 12.4%, 9/26/24 ... 5,979 5,873
158913750.LC.FTS.B, 11.71%, 9/30/24 ... 6,712 6,572
160792694.LC.FTS.B, 13.08%, 10/23/24 .. 11,779 11,507
158011325.LC.FTS.B, Zero Cpn, 11/03/24 7,449 –
161424051.LC.FTS.B, 10.33%, 11/05/24 .. 4,463 4,347
161483895.LC.FTS.B, 13.08%, 11/07/24 .. 3,766 3,669
162010515.LC.FTS.B, 17.74%, 11/18/24 .. 3,586 3,509
162923894.LC.FTS.B, 18.62%, 12/06/24 .. 3,621 3,577
163764805.LC.FTS.B, Zero Cpn, 12/23/24 11,840 –
163557424.LC.FTS.B, 11.02%, 12/30/24 .. 2,413 2,393
164548038.LC.FTS.B, 11.02%, 1/25/25 ... 10,427 10,146
165707974.LC.FTS.B, 20.55%, 1/28/25 ... 1,475 1,459
164089980.LC.FTS.B, 17.74%, 2/28/25 ... 5,791 2,480
Description
Principal
Amount Value
LendingClub Corp. (continued)
167132427.LC.FTS.B, 20.55%, 2/28/25 ... $ 8,846 $ 8,692
167747801.LC.FTS.B, 16.12%, 3/15/25 ... 6,638 6,419
168420680.LC.FTS.B, 17.74%, 3/16/25 ... 8,762 8,484
166170570.LC.FTS.B, 17.74%, 3/17/25 ... 7,272 7,034
168140265.LC.FTS.B, 15.24%, 3/21/25 ... 9,002 8,717
167712249.LC.FTS.B, 14.3%, 4/20/25 ... 11,773 11,430
151259806.LC.FTS.B, Zero Cpn, 6/04/25 . 9,420 6,799
165352318.LC.FTS.B, 15.24%, 6/22/25 ... 14,207 13,681
166444317.LC.FTS.B, 13.08%, 11/04/25 .. 20,970 19,913
160809803.LC.FTS.B, 13.08%, 11/23/25 .. 13,651 10,240
165520144.LC.FTS.B, Zero Cpn, 9/05/26 . 10,970 92
160698361.LC.FTS.B, Zero Cpn, 10/23/32 6,766 –
163789996.LC.FTS.B, 18.62%, 12/23/32 .. 643 544
164493400.LC.FTS.B, 5%, 1/07/33 ...... 1,362 1,329
225,681
LendingClub Corp. - LCX
161911117.LC.FTS.B, 20.55%, 11/14/24 .. 2,111 2,120
164542068.LC.FTS.B, 25.65%, 1/21/25 ... 5,461 5,429
157483547.LC.FTS.B, Zero Cpn, 12/13/32 1,688 –
7,549
LendingClub Corp. - LCX PM
173017997.LC.FTS.B, 14.02%, 12/17/23 .. 319 318
172997264.LC.FTS.B, 14.02%, 12/19/23 .. 1,346 1,333
173374603.LC.FTS.B, 19.12%, 1/13/24 ... 2,382 2,378
184916811.LC.FTS.B, 15.99%, 1/18/25 ... 5,632 5,599
185085067.LC.FTS.B, 22.99%, 1/18/25 ... 9,470 9,585
184905245.LC.FTS.B, 15.99%, 1/19/25 ... 9,851 1,140
185225789.LC.FTS.B, 20.99%, 1/19/25 ... 8,247 8,248
185231531.LC.FTS.B, 21.49%, 1/19/25 ... 2,207 2,207
185170289.LC.FTS.B, 15.99%, 1/22/25 ... 6,603 1,160
184577634.LC.FTS.B, 15.49%, 1/25/25 ... 3,708 3,698
185449370.LC.FTS.B, 18.44%, 1/25/25 ... 6,889 6,836
185337050.LC.FTS.B, 20.99%, 1/25/25 ... 13,196 13,215
185529283.LC.FTS.B, 18.99%, 1/27/25 ... 10,851 10,827
185074501.LC.FTS.B, 12.74%, 1/29/25 ... 2,613 2,606
185591984.LC.FTS.B, 18.99%, 1/31/25 ... 7,783 7,768
184733710.LC.FTS.B, 24.99%, 1/31/25 ... 1,964 2,012
185743058.LC.FTS.B, 12.19%, 2/02/25 ... 4,363 4,312
185670318.LC.FTS.B, 15.44%, 2/02/25 ... 8,359 8,178
185694876.LC.FTS.B, 15.49%, 2/02/25 ... 6,411 6,367
185720673.LC.FTS.B, 14.49%, 2/04/25 ... 3,323 3,252
184778654.LC.FTS.B, 16.19%, 2/04/25 ... 1,960 1,948
185764512.LC.FTS.B, 19.99%, 2/04/25 ... 14,345 14,288
185806351.LC.FTS.B, 18.99%, 2/07/25 ... 6,867 6,819
185828353.LC.FTS.B, 22.99%, 2/08/25 ... 10,567 10,553
186050160.LC.FTS.B, 15.99%, 2/10/25 ... 9,787 9,711
185828265.LC.FTS.B, 19.44%, 2/10/25 ... 9,149 9,126
185614486.LC.FTS.B, 19.99%, 2/10/25 ... 14,356 14,283
186144016.LC.FTS.B, Zero Cpn, 2/14/25 . 7,202 –
185731098.LC.FTS.B, 18.99%, 2/14/25 ... 2,281 2,270
186141198.LC.FTS.B, 18.99%, 2/14/25 ... 2,851 2,837
185870831.LC.FTS.B, 15.99%, 2/15/25 ... 4,047 4,025
186248821.LC.FTS.B, 12.94%, 2/16/25 ... 8,686 8,632
185952586.LC.FTS.B, Zero Cpn, 2/17/25 . 4,709 –
186046548.LC.FTS.B, 16.49%, 2/17/25 ... 2,826 2,811
188498393.LC.FTS.B, 18.99%, 4/25/25 ... 21,060 21,055

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
LendingClub Corp. - LCX PM (continued)
187330959.LC.FTS.B, 23.99%, 4/25/25 ... $ 9,622 $ 9,772
188539697.LC.FTS.B, 27.99%, 4/25/25 ... 6,273 6,362
188790970.LC.FTS.B, 19.99%, 4/27/25 ... 15,691 15,430
188578940.LC.FTS.B, 23.99%, 4/27/25 ... 628 638
188852266.LC.FTS.B, 23.99%, 4/27/25 ... 3,849 3,911
188854471.LC.FTS.B, 24.79%, 4/27/25 ... 3,225 3,278
188781202.LC.FTS.B, 15.99%, 4/28/25 ... 8,895 8,651
188845200.LC.FTS.B, 16.99%, 4/28/25 ... 1,234 1,237
188849723.LC.FTS.B, 19.49%, 4/28/25 ... 1,252 1,258
188683873.LC.FTS.B, 23.99%, 5/01/25 ... 8,037 8,062
185664927.LC.FTS.B, 18.49%, 6/16/25 ... 3,329 3,302
171733583.LC.FTS.B, 18.24%, 10/30/25 .. 11,970 11,735
172637623.LC.FTS.B, 16.08%, 12/17/25 .. 10,181 9,941
186109882.LC.FTS.B, 5%, 2/14/26 ...... 14,329 14,414
184987590.LC.FTS.B, Zero Cpn, 1/13/27 . 7,736 –
185030629.LC.FTS.B, 28.99%, 1/13/27 ... 4,920 4,971
184976261.LC.FTS.B, 15.44%, 1/18/27 ... 15,232 14,190
185102499.LC.FTS.B, 17.49%, 1/18/27 ... 11,567 11,224
185242092.LC.FTS.B, 20.99%, 1/19/27 ... 23,502 23,214
185186598.LC.FTS.B, 21.99%, 1/19/27 ... 6,329 6,246
185203099.LC.FTS.B, 21.99%, 1/19/27 ... 10,965 10,817
185257156.LC.FTS.B, 23.99%, 1/19/27 ... 10,796 10,651
185208719.LC.FTS.B, 27.99%, 1/19/27 ... 7,814 7,908
185284755.LC.FTS.B, 20.24%, 1/21/27 ... 18,373 18,123
184608676.LC.FTS.B, 21.99%, 1/21/27 ... 11,814 11,670
185190835.LC.FTS.B, 21.99%, 1/21/27 ... 16,419 3,129
185280664.LC.FTS.B, 21.99%, 1/21/27 ... 13,801 13,515
185094462.LC.FTS.B, 22.99%, 1/21/27 ... 9,545 9,431
185215933.LC.FTS.B, 28.99%, 1/25/27 ... 14,831 15,033
184953769.LC.FTS.B, 21.99%, 1/27/27 ... 22,152 21,937
185465019.LC.FTS.B, 21.99%, 1/27/27 ... 19,779 19,587
185285978.LC.FTS.B, 23.19%, 1/27/27 ... 23,891 23,616
184862697.LC.FTS.B, 13.19%, 1/28/27 ... 11,709 11,266
185051135.LC.FTS.B, 23.99%, 1/28/27 ... 19,127 18,829
185551601.LC.FTS.B, Zero Cpn, 1/31/27 . 22,021 –
185606478.LC.FTS.B, Zero Cpn, 1/31/27 . 22,145 2,070
185593614.LC.FTS.B, 14.94%, 1/31/27 ... 4,546 4,427
185625736.LC.FTS.B, 17.24%, 1/31/27 ... 11,522 11,218
185553869.LC.FTS.B, 17.44%, 1/31/27 ... 13,455 13,098
185325210.LC.FTS.B, 21.49%, 2/01/27 ... 19,441 19,068
185773530.LC.FTS.B, Zero Cpn, 2/04/27 . 13,169 –
185801067.LC.FTS.B, 15.19%, 2/04/27 ... 11,618 11,171
185785605.LC.FTS.B, 16.99%, 2/04/27 ... 18,782 18,188
185579608.LC.FTS.B, 23.99%, 2/04/27 ... 24,562 24,195
185803689.LC.FTS.B, 12.69%, 2/08/27 ... 30,649 28,408
185670781.LC.FTS.B, 14.74%, 2/08/27 ... 30,900 29,730
185788975.LC.FTS.B, 20.44%, 2/08/27 ... 31,902 31,262
185500483.LC.FTS.B, 23.99%, 2/08/27 ... 28,428 27,948
186105140.LC.FTS.B, 14.99%, 2/10/27 ... 9,284 8,939
186053383.LC.FTS.B, 18.49%, 2/10/27 ... 19,729 19,134
186004411.LC.FTS.B, 21.99%, 2/10/27 ... 11,441 11,316
186037923.LC.FTS.B, 23.49%, 2/10/27 ... 5,671 5,583
186073191.LC.FTS.B, 23.99%, 2/10/27 ... 8,118 7,991
186131505.LC.FTS.B, Zero Cpn, 2/14/27 . 10,314 –
185962334.LC.FTS.B, 16.49%, 2/14/27 ... 27,313 26,508
186055580.LC.FTS.B, 19.49%, 2/14/27 ... 12,697 12,502
186072313.LC.FTS.B, 19.99%, 2/14/27 ... 12,813 12,618
186114907.LC.FTS.B, 24.99%, 2/14/27 ... 8,402 1,607
Description
Principal
Amount Value
LendingClub Corp. - LCX PM (continued)
185957980.LC.FTS.B, 10.99%, 2/15/27 ... $ 21,639 $ 20,900
185644818.LC.FTS.B, 17.24%, 2/15/27 ... 31,665 29,706
186037630.LC.FTS.B, 23.99%, 2/15/27 ... 12,281 12,097
186256667.LC.FTS.B, Zero Cpn, 2/16/27 . 18,992 –
185737435.LC.FTS.B, 19.74%, 2/16/27 ... 13,382 13,188
186160994.LC.FTS.B, 23.99%, 2/16/27 ... 16,244 16,018
186255693.LC.FTS.B, 28.99%, 2/16/27 ... 6,653 6,731
185994246.LC.FTS.B, 23.99%, 2/17/27 ... 7,027 660
185972627.LC.FTS.B, Zero Cpn, 2/23/27 . 12,250 –
184697668.LC.FTS.B, 22.49%, 2/23/27 ... 16,153 15,947
185440062.LC.FTS.B, 17.49%, 2/25/27 ... 17,312 16,849
186057988.LC.FTS.B, 23.99%, 2/25/27 ... 16,721 13,240
185584314.LC.FTS.B, 23.99%, 2/28/27 ... 10,521 10,332
188676937.LC.FTS.B, Zero Cpn, 4/25/27 . 10,834 1,022
188640868.LC.FTS.B, 20.99%, 4/25/27 ... 16,841 16,386
188665152.LC.FTS.B, 20.99%, 4/25/27 ... 8,433 8,317
188681928.LC.FTS.B, 22.99%, 4/25/27 ... 8,200 8,153
188661710.LC.FTS.B, 23.19%, 4/25/27 ... 8,336 8,296
188722342.LC.FTS.B, 28.99%, 4/25/27 ... 5,979 6,102
188818650.LC.FTS.B, 20.99%, 4/26/27 ... 5,282 5,258
188826193.LC.FTS.B, 22.99%, 4/26/27 ... 6,676 6,638
188684882.LC.FTS.B, 23.99%, 4/26/27 ... 5,106 4,972
188570436.LC.FTS.B, 25.99%, 4/26/27 ... 6,075 5,822
188791237.LC.FTS.B, 27.99%, 4/26/27 ... 15,739 15,862
188736809.LC.FTS.B, Zero Cpn, 4/27/27 . 10,678 –
188850161.LC.FTS.B, 18.99%, 4/27/27 ... 6,540 6,421
188709996.LC.FTS.B, 20.49%, 4/27/27 ... 25,807 3,164
188698368.LC.FTS.B, 20.99%, 4/27/27 ... 18,161 17,579
188844587.LC.FTS.B, 20.99%, 4/27/27 ... 8,253 8,218
188172463.LC.FTS.B, 22.49%, 4/27/27 ... 9,625 9,384
188821742.LC.FTS.B, 23.99%, 4/27/27 ... 16,731 16,663
188832786.LC.FTS.B, 27.99%, 4/27/27 ... 4,254 4,345
188838885.LC.FTS.B, 28.99%, 4/27/27 ... 8,541 8,725
188770586.LC.FTS.B, 21.49%, 4/28/27 ... 14,890 14,665
188825826.LC.FTS.B, 23.49%, 4/28/27 ... 8,347 8,289
188877761.LC.FTS.B, 25.99%, 4/28/27 ... 6,223 6,100
188729615.LC.FTS.B, 28.99%, 4/28/27 ... 21,356 21,787
188842402.LC.FTS.B, 21.49%, 4/30/27 ... 5,047 5,005
188806927.LC.FTS.B, 23.99%, 4/30/27 ... 12,788 12,709
188652977.LC.FTS.B, 23.99%, 5/24/27 ... 2,964 2,909
185298966.LC.FTS.B, 21.49%, 7/30/27 ... 21,290 20,993
188741644.LC.FTS.B, 20.49%, 10/21/27 .. 16,862 2,052
186094287.LC.FTS.B, 24.99%, 12/29/27 .. 8,953 7,278
188683114.LC.FTS.B, 23.99%, 3/27/28 ... 38,174 4,836
1,313,344
Prosper Funding LLC
1606124.PS.FTS.B, 12.3%, 8/17/24 ..... 3,955 3,874
1616481.PS.FTS.B, 14.89%, 8/17/24 .... 7,065 941
1609444.PS.FTS.B, 15%, 8/17/24 ....... 2,548 2,179
1610038.PS.FTS.B, 15%, 8/17/24 ....... 2,976 2,930
1611259.PS.FTS.B, 13.5%, 8/19/24 ..... 1,125 1,110
1607870.PS.FTS.B, 14%, 8/19/24 ....... 4,717 –
1608122.PS.FTS.B, 19.8%, 8/20/24 ..... 640 637
1619058.PS.FTS.B, 19%, 8/23/24 ....... 796 796
1612303.PS.FTS.B, 20.8%, 8/23/24 ..... 8,080 8,081
1610720.PS.FTS.B, 16.6%, 8/25/24 ..... 3,117 3,079
1610027.PS.FTS.B, 18.09%, 8/27/24 .... 2,777 2,769

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1606139.PS.FTS.B, 12.8%, 9/01/24 ..... $ 1,332 $ 1,310
1610444.PS.FTS.B, 18.09%, 9/08/24 .... 5,987 5,961
1625728.PS.FTS.B, 12.49%, 9/16/24 .... 10,157 9,928
1622147.PS.FTS.B, 13.6%, 9/16/24 ..... 817 800
1626067.PS.FTS.B, 15.4%, 9/17/24 ..... 5,681 5,585
1632888.PS.FTS.B, 17.96%, 9/17/24 .... 1,132 1,113
1622396.PS.FTS.B, 20.4%, 9/17/24 ..... 2,033 2,021
1634583.PS.FTS.B, 18.4%, 9/21/24 ..... 1,276 1,272
1623410.PS.FTS.B, 18.5%, 9/21/24 ..... 851 849
1634322.PS.FTS.B, 20.46%, 9/21/24 .... 1,297 1,294
1626395.PS.FTS.B, 13.87%, 9/24/24 .... 14,348 14,101
1632609.PS.FTS.B, 14.39%, 9/26/24 .... 2,918 2,860
1626680.PS.FTS.B, 16%, 9/27/24 ....... 5,002 4,934
1623737.PS.FTS.B, 18.7%, 9/30/24 ..... 917 909
1630510.PS.FTS.B, 11.97%, 10/10/24 .... 3,271 3,198
1628891.PS.FTS.B, 14.94%, 10/12/24 ... 2,547 663
1626424.PS.FTS.B, 11.7%, 10/19/24 .... 5,071 4,264
1648309.PS.FTS.B, 14.49%, 10/26/24 ... 4,408 4,338
1645271.PS.FTS.B, 10.8%, 10/27/24 .... 8,124 7,961
1648648.PS.FTS.B, 16%, 10/27/24 ...... 1,846 1,791
1649014.PS.FTS.B, 22.7%, 10/27/24 .... 1,733 1,742
1656261.PS.FTS.B, 16%, 10/28/24 ...... 3,140 3,083
1646552.PS.FTS.B, 15.29%, 10/29/24 ... 7,085 6,980
1650988.PS.FTS.B, 15.4%, 11/01/24 .... 3,888 2,304
1661430.PS.FTS.B, 12%, 11/05/24 ...... 5,063 4,925
1658149.PS.FTS.B, 13.4%, 11/08/24 .... 2,327 2,269
1664622.PS.FTS.B, 16.9%, 11/08/24 .... 1,212 1,192
1664838.PS.FTS.B, 20.01%, 11/08/24 .... 2,437 2,401
1666485.PS.FTS.B, 10.5%, 11/09/24 .... 1,819 1,772
1665699.PS.FTS.B, 15%, 11/09/24 ...... 3,769 3,677
1660285.PS.FTS.B, 18.9%, 11/10/24 .... 970 958
1653836.PS.FTS.B, 14.79%, 11/12/24 .... 942 917
1661257.PS.FTS.B, 17.8%, 11/12/24 .... 963 952
1655723.PS.FTS.B, 15.1%, 11/15/24 .... 9,429 9,220
1645667.PS.FTS.B, 16.6%, 11/17/24 .... 4,999 4,315
1685274.PS.FTS.B, 10.54%, 12/14/24 ... 697 680
1685619.PS.FTS.B, 14.39%, 12/14/24 ... 3,164 1,861
1672733.PS.FTS.B, 15%, 12/14/24 ...... 4,997 4,873
1678747.PS.FTS.B, 19.3%, 12/14/24 .... 1,031 1,018
1679110.PS.FTS.B, 13.36%, 12/15/24 .... 4,823 4,697
1686000.PS.FTS.B, 13.36%, 12/15/24 ... 7,406 7,208
1673372.PS.FTS.B, 16%, 12/15/24 ...... 4,027 3,979
1672982.PS.FTS.B, 22%, 12/15/24 ...... 1,576 1,557
1680175.PS.FTS.B, 22.6%, 12/16/24 .... 2,033 2,025
1674770.PS.FTS.B, 13.1%, 12/17/24 .... 7,392 7,217
1674329.PS.FTS.B, 14.89%, 12/17/24 ... 2,996 2,925
1674347.PS.FTS.B, 15.86%, 12/17/24 ... 7,531 7,352
1678399.PS.FTS.B, 16.3%, 12/22/24 .... 1,266 1,246
1700772.PS.FTS.B, 12.1%, 1/12/25 ..... 11,510 2,861
1693870.PS.FTS.B, 13.6%, 1/12/25 ..... 2,612 2,536
1701129.PS.FTS.B, 16.4%, 1/12/25 ..... 5,917 5,736
1688351.PS.FTS.B, 17%, 1/12/25 ....... 2,406 2,368
1688342.PS.FTS.B, 17.5%, 1/12/25 ..... 8,585 8,448
1688336.PS.FTS.B, 19.2%, 1/12/25 ..... 10,209 2,648
1687970.PS.FTS.B, 23.5%, 1/12/25 ..... 708 698
1694488.PS.FTS.B, 13.8%, 1/13/25 ..... 6,208 6,036
1694470.PS.FTS.B, 15.29%, 1/13/25 .... 4,780 636
1689453.PS.FTS.B, 12%, 1/15/25 ....... 2,365 2,297
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1701126.PS.FTS.B, 13%, 1/15/25 ....... $ 1,325 $ 1,304
1690265.PS.FTS.B, 23.3%, 1/18/25 ..... 3,902 3,885
1697473.PS.FTS.B, 10.54%, 1/19/25 .... 7,668 7,457
1692512.PS.FTS.B, 19.34%, 1/19/25 .... 5,496 5,355
1700011.PS.FTS.B, 13.9%, 1/21/25 ..... 2,617 2,553
1700775.PS.FTS.B, 16.6%, 1/26/25 ..... 17,463 16,918
1688699.PS.FTS.B, 21.8%, 1/27/25 ..... 4,768 4,677
1697303.PS.FTS.B, 13.9%, 1/31/25 ..... 2,208 2,147
1720755.PS.FTS.B, 13.96%, 2/14/25 .... 13,778 13,359
1715041.PS.FTS.B, 11.4%, 2/15/25 ..... 1,084 1,051
1720938.PS.FTS.B, 13.81%, 2/15/25 .... 5,506 5,340
1707953.PS.FTS.B, 13.96%, 2/15/25 .... 11,058 10,710
1707938.PS.FTS.B, 15.86%, 2/15/25 .... 7,812 7,583
1715485.PS.FTS.B, 16%, 2/15/25 ....... 13,962 13,553
1714630.PS.FTS.B, 16.16%, 2/15/25 .... 8,386 8,140
1714624.PS.FTS.B, 19.41%, 2/15/25 .... 5,706 5,608
1715122.PS.FTS.B, 19.8%, 2/15/25 ..... 1,449 1,419
1720920.PS.FTS.B, 21.2%, 2/15/25 ..... 6,058 6,008
1722336.PS.FTS.B, 14.74%, 2/16/25 .... 3,542 470
1715734.PS.FTS.B, 19.83%, 2/16/25 .... 4,005 3,888
1722360.PS.FTS.B, 22.6%, 2/16/25 ..... 1,703 1,689
1723116.PS.FTS.B, 16.29%, 2/17/25 .... 1,119 1,101
1720923.PS.FTS.B, 18.7%, 2/28/25 ..... 16,553 2,299
1714408.PS.FTS.B, 22.11%, 3/13/25 .... 6,197 6,099
1749541.PS.FTS.B, 22.03%, 4/05/25 .... 2,178 2,109
1750351.PS.FTS.B, 15.2%, 4/06/25 ..... 2,116 2,038
1743776.PS.FTS.B, 20.4%, 4/06/25 ..... 18,288 499
1753944.PS.FTS.B, 15.4%, 4/07/25 ..... 4,588 4,410
1744391.PS.FTS.B, 24.09%, 4/07/25 .... 1,991 1,944
1750903.PS.FTS.B, 24.4%, 4/07/25 ..... 5,174 5,055
1745381.PS.FTS.B, 12.9%, 4/08/25 ..... 12,055 11,638
1758243.PS.FTS.B, 24.4%, 4/16/25 ..... 2,580 2,530
1757968.PS.FTS.B, 13.9%, 4/18/25 ..... 3,638 3,512
1742906.PS.FTS.B, 15.4%, 4/30/25 ..... 1,300 1,246
1743767.PS.FTS.B, 25.71%, 5/05/25 .... 5,560 5,411
1752241.PS.FTS.B, 14.7%, 5/10/25 ..... 22,495 21,455
1658650.PS.FTS.B, 13.6%, 10/09/25 .... 10,597 5,870
1701120.PS.FTS.B, 15.9%, 12/12/25 .... 9,174 8,749
1742903.PS.FTS.B, 18.09%, 2/15/26 .... 4,989 –
1606145.PS.FTS.B, 14%, 8/17/26 ....... 10,213 9,909
1606127.PS.FTS.B, 15.2%, 8/17/26 ..... 6,219 6,020
1607933.PS.FTS.B, 18.5%, 8/19/26 ..... 1,410 1,397
1608617.PS.FTS.B, 13.7%, 8/20/26 ..... 4,075 3,949
1618680.PS.FTS.B, 15.37%, 8/20/26 .... 12,046 11,671
1611802.PS.FTS.B, 29.74%, 8/22/26 .... 3,054 3,108
1609277.PS.FTS.B, 15.7%, 8/23/26 ..... 9,666 9,375
1610327.PS.FTS.B, 27.6%, 8/24/26 ..... 6,023 6,147
1621434.PS.FTS.B, 14.6%, 8/26/26 ..... 3,020 2,939
1614454.PS.FTS.B, 17.7%, 8/26/26 ..... 7,008 6,995
1621428.PS.FTS.B, 20%, 8/26/26 ....... 7,130 7,113
1611746.PS.FTS.B, 14.29%, 8/27/26 .... 6,142 5,961
1612838.PS.FTS.B, 18.5%, 9/13/26 ..... 6,131 3,588
1619286.PS.FTS.B, 12.5%, 9/16/26 ..... 8,357 8,082
1625740.PS.FTS.B, 18.48%, 9/16/26 .... 7,191 7,121
1623731.PS.FTS.B, 18.93%, 9/21/26 .... 12,986 12,889
1635897.PS.FTS.B, 12%, 9/23/26 ....... 15,068 14,595
1635735.PS.FTS.B, 14.68%, 9/23/26 .... 10,490 10,159
1627036.PS.FTS.B, 16.33%, 9/25/26 .... 9,581 9,265

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Prosper Funding LLC (continued)
1637445.PS.FTS.B, 13.3%, 9/27/26 ..... $ 6,920 $ 6,708
1626758.PS.FTS.B, 17.96%, 9/30/26 .... 16,196 15,662
1634247.PS.FTS.B, 16.7%, 10/05/26 .... 17,109 16,515
1626046.PS.FTS.B, 15.18%, 10/16/26 ... 6,944 6,699
1644875.PS.FTS.B, 11.6%, 10/26/26 .... 5,236 5,070
1655034.PS.FTS.B, 11.7%, 10/26/26 .... 16,070 15,561
1648324.PS.FTS.B, 12.2%, 10/26/26 .... 14,028 13,582
1644860.PS.FTS.B, 18.33%, 10/26/26 ... 9,064 1,468
1645337.PS.FTS.B, 18.48%, 10/27/26 ... 14,676 14,569
1646123.PS.FTS.B, 13.32%, 10/28/26 ... 5,305 5,148
1649539.PS.FTS.B, 16.7%, 10/28/26 .... 14,496 14,064
1650328.PS.FTS.B, 11.2%, 10/29/26 .... 6,763 6,619
1646948.PS.FTS.B, 11.79%, 10/29/26 .... 10,938 2,374
1649926.PS.FTS.B, 13.8%, 10/29/26 .... 23,908 23,209
1650904.PS.FTS.B, 26.43%, 10/29/26 ... 6,275 6,410
1656591.PS.FTS.B, 14.79%, 10/31/26 ... 25,532 24,944
1655028.PS.FTS.B, 13.8%, 11/01/26 .... 5,817 5,616
1647395.PS.FTS.B, 11.89%, 11/03/26 .... 7,152 6,872
1661010.PS.FTS.B, 12.5%, 11/05/26 .... 18,661 17,966
1661007.PS.FTS.B, 15.8%, 11/05/26 .... 14,688 14,110
1654774.PS.FTS.B, 16.18%, 11/05/26 .... 25,770 24,756
1661004.PS.FTS.B, 17.8%, 11/05/26 .... 4,093 4,007
1661433.PS.FTS.B, 28.23%, 11/05/26 .... 3,959 3,968
1651868.PS.FTS.B, 9.45%, 11/08/26 .... 9,124 8,791
1658185.PS.FTS.B, 10.5%, 11/08/26 .... 6,366 6,134
1658167.PS.FTS.B, 13.5%, 11/08/26 .... 17,710 17,036
1658881.PS.FTS.B, 13.8%, 11/09/26 .... 17,759 17,086
1653323.PS.FTS.B, 16%, 11/09/26 ...... 8,825 8,489
1666362.PS.FTS.B, 19%, 11/09/26 ...... 5,250 5,148
1666359.PS.FTS.B, 21%, 11/09/26 ...... 4,633 4,663
1666911.PS.FTS.B, 10.62%, 11/10/26 .... 9,204 8,872
1660066.PS.FTS.B, 12.6%, 11/10/26 .... 25,139 24,229
1660078.PS.FTS.B, 13.93%, 11/10/26 .... 14,468 13,944
1646330.PS.FTS.B, 16.2%, 11/10/26 .... 22,258 21,500
1666890.PS.FTS.B, 17%, 11/10/26 ...... 11,845 11,625
1652018.PS.FTS.B, 19.23%, 11/15/26 .... 11,339 11,069
1662505.PS.FTS.B, 25.4%, 11/15/26 .... 7,796 7,867
1651871.PS.FTS.B, 20.66%, 11/20/26 .... 4,202 4,102
1651913.PS.FTS.B, 25.67%, 11/22/26 .... 5,566 5,536
1672147.PS.FTS.B, 16.56%, 12/03/26 ... 15,053 14,673
1666100.PS.FTS.B, 18.33%, 12/03/26 ... 3,941 954
1672316.PS.FTS.B, 10.44%, 12/14/26 ... 9,391 9,052
1678354.PS.FTS.B, 11.07%, 12/14/26 .... 10,884 10,491
1678396.PS.FTS.B, 11.2%, 12/14/26 .... 4,664 –
1685634.PS.FTS.B, 12.5%, 12/14/26 .... 5,862 5,651
1672730.PS.FTS.B, 13.8%, 12/14/26 .... 25,873 24,894
1685271.PS.FTS.B, 16.8%, 12/14/26 .... 11,307 10,876
1678387.PS.FTS.B, 18.33%, 12/14/26 ... 10,347 10,111
1678372.PS.FTS.B, 22.8%, 12/14/26 .... 8,595 8,637
1685631.PS.FTS.B, 27.02%, 12/14/26 ... 4,798 4,816
1686078.PS.FTS.B, 10.5%, 12/15/26 .... 8,672 8,361
1686378.PS.FTS.B, 17.23%, 12/15/26 ... 6,156 5,019
1687344.PS.FTS.B, 19%, 12/17/26 ...... 3,797 3,725
1685997.PS.FTS.B, 12.87%, 12/18/26 ... 6,622 6,379
1687950.PS.FTS.B, 11.5%, 12/20/26 .... 10,797 10,422
1675010.PS.FTS.B, 12.5%, 12/20/26 .... 8,098 7,819
1685637.PS.FTS.B, 11.7%, 12/28/26 .... 21,994 21,182
1672718.PS.FTS.B, 14.38%, 1/07/27 .... 6,119 5,887
Description
Principal
Amount Value
Prosper Funding LLC (continued)
1701111.PS.FTS.B, 10.29%, 1/12/27 ..... $ 18,298 $ 17,618
1700808.PS.FTS.B, 11.4%, 1/12/27 ..... 7,419 7,143
1700766.PS.FTS.B, 14.68%, 1/12/27 .... 74 73
1701108.PS.FTS.B, 15.7%, 1/12/27 ..... 26,682 25,604
1701147.PS.FTS.B, 21.63%, 1/12/27 .... 8,267 1,193
1687964.PS.FTS.B, 22.2%, 1/12/27 ..... 5,935 5,929
1694491.PS.FTS.B, 12.62%, 1/13/27 .... 11,217 10,801
1694725.PS.FTS.B, 18.4%, 1/13/27 ..... 11,620 11,343
1701537.PS.FTS.B, 19.3%, 1/13/27 ..... 11,680 11,399
1695958.PS.FTS.B, 10.5%, 1/14/27 ..... 11,079 10,664
1689173.PS.FTS.B, 11.2%, 1/14/27 ..... 14,448 13,916
1695787.PS.FTS.B, 11.7%, 1/14/27 ..... 18,584 17,900
1689251.PS.FTS.B, 19%, 1/14/27 ....... 3,109 3,036
1689623.PS.FTS.B, 19%, 1/14/27 ....... 2,472 2,414
1694719.PS.FTS.B, 16.93%, 1/17/27 .... 13,789 13,208
1705005.PS.FTS.B, 15%, 1/19/27 ....... 19,736 18,987
1702455.PS.FTS.B, 15.18%, 1/20/27 .... 12,221 11,761
1702237.PS.FTS.B, 11.7%, 1/25/27 ..... 7,766 1,672
1703169.PS.FTS.B, 25.6%, 2/11/27 ..... 12,821 12,511
1707746.PS.FTS.B, 9.45%, 2/14/27 ..... 5,156 4,963
1720764.PS.FTS.B, 22.5%, 2/14/27 ..... 8,853 8,813
1720917.PS.FTS.B, 13.7%, 2/15/27 ..... 9,588 9,196
1714633.PS.FTS.B, 14.39%, 2/15/27 .... 11,721 2,658
1707950.PS.FTS.B, 16.5%, 2/15/27 ..... 7,795 7,475
1714648.PS.FTS.B, 16.7%, 2/15/27 ..... 5,853 5,612
1721346.PS.FTS.B, 16.7%, 2/15/27 ..... 15,609 15,204
1720911.PS.FTS.B, 18.59%, 2/15/27 .... 19,715 19,196
1714642.PS.FTS.B, 18.7%, 2/15/27 ..... 7,891 7,683
1714636.PS.FTS.B, 23.58%, 2/15/27 .... 4,486 4,442
1707734.PS.FTS.B, 10.29%, 2/16/27 .... 12,333 11,971
1722117.PS.FTS.B, 15.18%, 2/16/27 .... 6,190 5,938
1709201.PS.FTS.B, 18.48%, 2/16/27 .... 9,852 9,598
1714627.PS.FTS.B, 11.4%, 2/17/27 ..... 15,896 15,304
1709846.PS.FTS.B, 26.5%, 2/17/27 ..... 8,561 1,272
1720908.PS.FTS.B, 15.29%, 2/22/27 .... 23,641 19,266
1712903.PS.FTS.B, 15.29%, 2/23/27 .... 7,463 7,177
1715713.PS.FTS.B, 10.8%, 3/14/27 ..... 7,909 3,953
1749550.PS.FTS.B, 11.5%, 4/05/27 ..... 11,800 11,324
1752624.PS.FTS.B, 17.23%, 4/05/27 .... 16,214 15,420
1753011.PS.FTS.B, 12%, 4/06/27 ....... 11,832 11,358
1749859.PS.FTS.B, 19.06%, 4/06/27 .... 5,980 3,441
1752981.PS.FTS.B, 21%, 4/06/27 ....... 5,366 5,233
1750735.PS.FTS.B, 16%, 4/07/27 ....... 4,464 4,282
1755072.PS.FTS.B, 10.8%, 4/08/27 ..... 4,366 4,214
1754293.PS.FTS.B, 13.4%, 4/12/27 ..... 9,538 9,095
1747163.PS.FTS.B, 16.2%, 4/12/27 ..... 20,163 19,225
1744328.PS.FTS.B, 14.89%, 4/15/27 .... 16,082 15,308
1752654.PS.FTS.B, 12.76%, 4/30/27 .... 12,203 11,851
1607291.PS.FTS.B, 28.59%, 7/18/27 .... 5,370 5,211
1623734.PS.FTS.B, 18.4%, 8/21/27 ..... 7,568 7,245
1,659,556
Upgrade, Inc. - Card
992290768.UG.FTS.B, 29.49%, 10/03/23 . 6 6
992431329.UG.FTS.B, Zero Cpn, 11/03/23 34 2
992294700.UG.FTS.B, 29.49%, 11/03/23 . 19 19
992375568.UG.FTS.B, 17.97%, 12/02/23 . 20 9
992432014.UG.FTS.B, Zero Cpn, 1/03/24 . 27 2

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992327673.UG.FTS.B, 28.98%, 1/03/24 .. $ 16 $ 14
992270166.UG.FTS.B, 17.71%, 4/03/24 .. 43 43
992258570.UG.FTS.B, 26.44%, 4/03/24 .. 14 14
992343756.UG.FTS.B, 29.49%, 4/03/24 .. 272 272
992392020.UG.FTS.B, 29.49%, 4/03/24 .. 140 10
992460590.UG.FTS.B, 29.49%, 4/03/24 .. – –
992249570.UG.FTS.B, 20.96%, 4/04/24 .. 64 65
992270855.UG.FTS.B, Zero Cpn, 4/05/24 . 115 8
992271480.UG.FTS.B, Zero Cpn, 4/05/24 . 143 10
992339612.UG.FTS.B, Zero Cpn, 4/05/24 . 122 9
992393132.UG.FTS.B, Zero Cpn, 4/05/24 . 44 3
992419177.UG.FTS.B, Zero Cpn, 4/05/24 . 119 8
992445453.UG.FTS.B, Zero Cpn, 4/05/24 . 466 33
992320075.UG.FTS.B, 16.49%, 4/05/24 .. 13 13
992425399.UG.FTS.B, 18.96%, 4/05/24 .. 46 46
992413501.UG.FTS.B, 19.3%, 4/05/24 ... 452 452
992425235.UG.FTS.B, 19.99%, 4/05/24 .. 228 230
992253128.UG.FTS.B, 20.96%, 4/05/24 .. 109 109
992321694.UG.FTS.B, 20.96%, 4/05/24 .. 67 67
992324567.UG.FTS.B, 20.96%, 4/05/24 .. 190 191
992247109.UG.FTS.B, 21.48%, 4/05/24 .. 2,067 (80)
992291104.UG.FTS.B, 21.48%, 4/05/24 .. 164 60
992270384.UG.FTS.B, 22.47%, 4/05/24 .. 47 47
992310198.UG.FTS.B, 22.47%, 4/05/24 .. 181 182
992313421.UG.FTS.B, 22.47%, 4/05/24 .. 16 15
992275523.UG.FTS.B, 23.45%, 4/05/24 .. 42 42
992460308.UG.FTS.B, 25.44%, 4/05/24 .. 46 45
992258284.UG.FTS.B, 27.99%, 4/05/24 .. 48 48
992240601.UG.FTS.B, 28.48%, 4/05/24 .. 97 98
992252825.UG.FTS.B, 28.48%, 4/05/24 .. 188 191
992262433.UG.FTS.B, 28.48%, 4/05/24 .. 270 273
992269299.UG.FTS.B, 28.48%, 4/05/24 .. 33 33
992332109.UG.FTS.B, 28.48%, 4/05/24 .. 60 60
992336619.UG.FTS.B, 28.48%, 4/05/24 .. 7 7
992425560.UG.FTS.B, 28.48%, 4/05/24 .. 116 117
992255211.UG.FTS.B, 29.47%, 4/05/24 .. 43 15
992342504.UG.FTS.B, 29.48%, 4/05/24 .. 180 183
992406244.UG.FTS.B, 29.48%, 4/05/24 .. 139 140
992424634.UG.FTS.B, 29.48%, 4/05/24 .. 261 263
992453174.UG.FTS.B, 29.48%, 4/05/24 .. 36 37
992237034.UG.FTS.B, 29.49%, 4/05/24 .. 7 7
992241305.UG.FTS.B, 29.49%, 4/05/24 .. 59 60
992245006.UG.FTS.B, 29.49%, 4/05/24 .. 38 38
992245608.UG.FTS.B, 29.49%, 4/05/24 .. 53 54
992250322.UG.FTS.B, 29.49%, 4/05/24 .. 13 13
992251623.UG.FTS.B, 29.49%, 4/05/24 .. 27 27
992253455.UG.FTS.B, 29.49%, 4/05/24 .. 64 4
992253980.UG.FTS.B, 29.49%, 4/05/24 .. 116 117
992263652.UG.FTS.B, 29.49%, 4/05/24 .. 41 41
992269988.UG.FTS.B, 29.49%, 4/05/24 .. 78 79
992270710.UG.FTS.B, 29.49%, 4/05/24 .. 59 60
992272262.UG.FTS.B, 29.49%, 4/05/24 .. 39 34
992278624.UG.FTS.B, 29.49%, 4/05/24 .. 162 165
992301548.UG.FTS.B, 29.49%, 4/05/24 .. 14 13
992305197.UG.FTS.B, 29.49%, 4/05/24 .. 102 103
992306483.UG.FTS.B, 29.49%, 4/05/24 .. 49 50
992312387.UG.FTS.B, 29.49%, 4/05/24 .. 60 60
992319935.UG.FTS.B, 29.49%, 4/05/24 .. – –
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992324074.UG.FTS.B, 29.49%, 4/05/24 .. $ 119 $ 117
992326465.UG.FTS.B, 29.49%, 4/05/24 .. 108 8
992330489.UG.FTS.B, 29.49%, 4/05/24 .. 192 196
992345378.UG.FTS.B, 29.49%, 4/05/24 .. 603 611
992366199.UG.FTS.B, 29.49%, 4/05/24 .. 26 25
992371567.UG.FTS.B, 29.49%, 4/05/24 .. 200 203
992388420.UG.FTS.B, 29.49%, 4/05/24 .. 28 28
992389706.UG.FTS.B, 29.49%, 4/05/24 .. 14 14
992425321.UG.FTS.B, 29.49%, 4/05/24 .. 80 81
992436268.UG.FTS.B, 29.49%, 4/05/24 .. 60 60
992442175.UG.FTS.B, 29.49%, 4/05/24 .. 748 754
992356295.UG.FTS.B, 29.49%, 6/03/24 .. 37 38
992241102.UG.FTS.B, 29.49%, 7/03/24 .. 106 90
992343713.UG.FTS.B, 29.49%, 8/03/24 .. 57 58
992326831.UG.FTS.B, Zero Cpn, 9/03/24 . 56 4
992319118.UG.FTS.B, 29.49%, 10/03/24 . 271 79
992385683.UG.FTS.B, 21.98%, 3/28/25 .. 28 29
992428468.UG.FTS.B, 25.95%, 4/03/25 .. 104 105
992268108.UG.FTS.B, 29.49%, 4/03/25 .. 310 311
992269560.UG.FTS.B, 29.49%, 4/03/25 .. 261 262
992274902.UG.FTS.B, 29.49%, 4/03/25 .. 207 14
992290976.UG.FTS.B, 29.49%, 4/03/25 .. 261 267
992291590.UG.FTS.B, 29.49%, 4/03/25 .. – –
992310969.UG.FTS.B, 29.49%, 4/03/25 .. 156 156
992335320.UG.FTS.B, 29.49%, 4/03/25 .. 1,371 1,426
992345576.UG.FTS.B, 29.49%, 4/03/25 .. 245 254
992357933.UG.FTS.B, 29.49%, 4/03/25 .. 211 223
992375406.UG.FTS.B, 29.49%, 4/03/25 .. 25 25
992460328.UG.FTS.B, 29.49%, 4/03/25 .. 98 7
992258313.UG.FTS.B, 21.98%, 4/04/25 .. 85 86
992301470.UG.FTS.B, 28.98%, 4/04/25 .. 128 94
992387188.UG.FTS.B, 28.98%, 4/04/25 .. 230 237
992453316.UG.FTS.B, 28.98%, 4/04/25 .. 240 241
992463571.UG.FTS.B, 28.98%, 4/04/25 .. 91 94
992266370.UG.FTS.B, 29.49%, 4/04/25 .. 415 429
992342016.UG.FTS.B, 29.49%, 4/04/25 .. 210 211
992421008.UG.FTS.B, 29.49%, 4/04/25 .. 34 35
992421200.UG.FTS.B, 29.49%, 4/04/25 .. 155 160
992279429.UG.FTS.B, Zero Cpn, 4/05/25 . 44 3
992294259.UG.FTS.B, Zero Cpn, 4/05/25 . 347 24
992369900.UG.FTS.B, Zero Cpn, 4/05/25 . 44 3
992399278.UG.FTS.B, Zero Cpn, 4/05/25 . 4,241 292
992433503.UG.FTS.B, Zero Cpn, 4/05/25 . – –
992437875.UG.FTS.B, Zero Cpn, 4/05/25 . 306 21
992264407.UG.FTS.B, 14.97%, 4/05/25 .. 694 694
992391676.UG.FTS.B, 15.97%, 4/05/25 .. 80 80
992275748.UG.FTS.B, 17.97%, 4/05/25 .. 539 536
992417616.UG.FTS.B, 17.99%, 4/05/25 .. 89 91
992286525.UG.FTS.B, 18.8%, 4/05/25 ... 110 112
992323394.UG.FTS.B, 18.97%, 4/05/25 .. 1,336 1,350
992415664.UG.FTS.B, 18.97%, 4/05/25 .. 1,419 1,434
992239422.UG.FTS.B, 19.21%, 4/05/25 .. 339 339
992416415.UG.FTS.B, 19.21%, 4/05/25 .. 1,249 1,273
992424538.UG.FTS.B, 19.21%, 4/05/25 .. 778 784
992432194.UG.FTS.B, 19.8%, 4/05/25 ... 329 332
992256001.UG.FTS.B, 19.97%, 4/05/25 .. 401 408
992290432.UG.FTS.B, 19.99%, 4/05/25 .. 3,693 3,858
992331017.UG.FTS.B, 19.99%, 4/05/25 .. 200 205

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992346135.UG.FTS.B, 19.99%, 4/05/25 .. $ 350 $ 365
992431381.UG.FTS.B, 19.99%, 4/05/25 .. 78 79
992433537.UG.FTS.B, 19.99%, 4/05/25 .. 940 971
992255166.UG.FTS.B, 20.46%, 4/05/25 .. 54 54
992386358.UG.FTS.B, 20.46%, 4/05/25 .. 1,596 1,626
992444107.UG.FTS.B, 20.46%, 4/05/25 .. 76 76
992278945.UG.FTS.B, 21.46%, 4/05/25 .. 33 5
992282788.UG.FTS.B, 21.46%, 4/05/25 .. 739 743
992258743.UG.FTS.B, 21.97%, 4/05/25 .. 28 28
992293341.UG.FTS.B, 21.98%, 4/05/25 .. 1,106 132
992296469.UG.FTS.B, 21.98%, 4/05/25 .. 206 209
992440479.UG.FTS.B, 21.98%, 4/05/25 .. 199 201
992238906.UG.FTS.B, 22.97%, 4/05/25 .. 2,734 2,762
992265045.UG.FTS.B, 25.95%, 4/05/25 .. 128 130
992302611.UG.FTS.B, 25.95%, 4/05/25 .. 938 935
992250719.UG.FTS.B, 27.95%, 4/05/25 .. 293 306
992375541.UG.FTS.B, 27.95%, 4/05/25 .. 38 38
992243919.UG.FTS.B, 28.98%, 4/05/25 .. 36 37
992249070.UG.FTS.B, 28.98%, 4/05/25 .. 204 213
992258333.UG.FTS.B, 28.98%, 4/05/25 .. 298 311
992260520.UG.FTS.B, 28.98%, 4/05/25 .. 409 424
992263589.UG.FTS.B, 28.98%, 4/05/25 .. 49 50
992263759.UG.FTS.B, 28.98%, 4/05/25 .. 327 333
992271131.UG.FTS.B, 28.98%, 4/05/25 .. 290 301
992271316.UG.FTS.B, 28.98%, 4/05/25 .. 140 146
992278811.UG.FTS.B, 28.98%, 4/05/25 .. 115 120
992281862.UG.FTS.B, 28.98%, 4/05/25 .. 363 371
992290941.UG.FTS.B, 28.98%, 4/05/25 .. 97 101
992300542.UG.FTS.B, 28.98%, 4/05/25 .. 139 143
992305223.UG.FTS.B, 28.98%, 4/05/25 .. 145 151
992314013.UG.FTS.B, 28.98%, 4/05/25 .. 5 5
992314088.UG.FTS.B, 28.98%, 4/05/25 .. 95 97
992315976.UG.FTS.B, 28.98%, 4/05/25 .. 110 25
992318621.UG.FTS.B, 28.98%, 4/05/25 .. 28 28
992321475.UG.FTS.B, 28.98%, 4/05/25 .. 373 388
992350450.UG.FTS.B, 28.98%, 4/05/25 .. 756 759
992362215.UG.FTS.B, 28.98%, 4/05/25 .. 793 811
992377531.UG.FTS.B, 28.98%, 4/05/25 .. 29 29
992386343.UG.FTS.B, 28.98%, 4/05/25 .. 100 104
992391277.UG.FTS.B, 28.98%, 4/05/25 .. 51 16
992404668.UG.FTS.B, 28.98%, 4/05/25 .. 116 116
992412921.UG.FTS.B, 28.98%, 4/05/25 .. 395 412
992420787.UG.FTS.B, 28.98%, 4/05/25 .. 152 36
992421379.UG.FTS.B, 28.98%, 4/05/25 .. 127 130
992426381.UG.FTS.B, 28.98%, 4/05/25 .. 99 102
992430529.UG.FTS.B, 28.98%, 4/05/25 .. 61 63
992452945.UG.FTS.B, 28.98%, 4/05/25 .. 180 183
992453117.UG.FTS.B, 28.98%, 4/05/25 .. 43 44
992456750.UG.FTS.B, 28.98%, 4/05/25 .. 156 161
992338606.UG.FTS.B, 29.45%, 4/05/25 .. 94 95
992376094.UG.FTS.B, 29.48%, 4/05/25 .. 135 142
992236701.UG.FTS.B, 29.49%, 4/05/25 .. 32 32
992239162.UG.FTS.B, 29.49%, 4/05/25 .. 124 130
992240128.UG.FTS.B, 29.49%, 4/05/25 .. 538 550
992241600.UG.FTS.B, 29.49%, 4/05/25 .. 95 99
992243368.UG.FTS.B, 29.49%, 4/05/25 .. 297 307
992247116.UG.FTS.B, 29.49%, 4/05/25 .. 218 223
992252024.UG.FTS.B, 29.49%, 4/05/25 .. 65 17
Description
Principal
Amount Value
Upgrade, Inc. - Card (continued)
992255844.UG.FTS.B, 29.49%, 4/05/25 .. $ 92 $ 92
992256275.UG.FTS.B, 29.49%, 4/05/25 .. 42 43
992260816.UG.FTS.B, 29.49%, 4/05/25 .. 146 152
992264748.UG.FTS.B, 29.49%, 4/05/25 .. 41 42
992268866.UG.FTS.B, 29.49%, 4/05/25 .. 271 277
992268980.UG.FTS.B, 29.49%, 4/05/25 .. 80 84
992271586.UG.FTS.B, 29.49%, 4/05/25 .. 141 148
992275962.UG.FTS.B, 29.49%, 4/05/25 .. 199 204
992275994.UG.FTS.B, 29.49%, 4/05/25 .. 17 17
992276049.UG.FTS.B, 29.49%, 4/05/25 .. 161 169
992286064.UG.FTS.B, 29.49%, 4/05/25 .. 433 452
992291050.UG.FTS.B, 29.49%, 4/05/25 .. 25 25
992291806.UG.FTS.B, 29.49%, 4/05/25 .. 473 499
992293542.UG.FTS.B, 29.49%, 4/05/25 .. 82 84
992301441.UG.FTS.B, 29.49%, 4/05/25 .. 182 190
992303097.UG.FTS.B, 29.49%, 4/05/25 .. 200 209
992312103.UG.FTS.B, 29.49%, 4/05/25 .. 418 97
992320378.UG.FTS.B, 29.49%, 4/05/25 .. 177 185
992321464.UG.FTS.B, 29.49%, 4/05/25 .. 258 265
992324857.UG.FTS.B, 29.49%, 4/05/25 .. 79 83
992326966.UG.FTS.B, 29.49%, 4/05/25 .. 107 111
992340410.UG.FTS.B, 29.49%, 4/05/25 .. 54 55
992341543.UG.FTS.B, 29.49%, 4/05/25 .. 65 67
992341609.UG.FTS.B, 29.49%, 4/05/25 .. 24 24
992341758.UG.FTS.B, 29.49%, 4/05/25 .. 206 218
992344325.UG.FTS.B, 29.49%, 4/05/25 .. 126 133
992354024.UG.FTS.B, 29.49%, 4/05/25 .. 22 22
992355380.UG.FTS.B, 29.49%, 4/05/25 .. 65 67
992359643.UG.FTS.B, 29.49%, 4/05/25 .. 385 398
992359656.UG.FTS.B, 29.49%, 4/05/25 .. 618 649
992359703.UG.FTS.B, 29.49%, 4/05/25 .. 115 120
992361376.UG.FTS.B, 29.49%, 4/05/25 .. 43 43
992368911.UG.FTS.B, 29.49%, 4/05/25 .. 260 267
992369632.UG.FTS.B, 29.49%, 4/05/25 .. 182 188
992371487.UG.FTS.B, 29.49%, 4/05/25 .. 149 156
992371951.UG.FTS.B, 29.49%, 4/05/25 .. 181 188
992377543.UG.FTS.B, 29.49%, 4/05/25 .. 705 43
992391427.UG.FTS.B, 29.49%, 4/05/25 .. 142 149
992394239.UG.FTS.B, 29.49%, 4/05/25 .. 105 107
992401130.UG.FTS.B, 29.49%, 4/05/25 .. 147 155
992401571.UG.FTS.B, 29.49%, 4/05/25 .. 81 5
992403505.UG.FTS.B, 29.49%, 4/05/25 .. 148 155
992418075.UG.FTS.B, 29.49%, 4/05/25 .. 31 31
992419811.UG.FTS.B, 29.49%, 4/05/25 .. 113 117
992424526.UG.FTS.B, 29.49%, 4/05/25 .. 207 214
992425789.UG.FTS.B, 29.49%, 4/05/25 .. 295 305
992426541.UG.FTS.B, 29.49%, 4/05/25 .. 395 410
992427607.UG.FTS.B, 29.49%, 4/05/25 .. 142 146
992429564.UG.FTS.B, 29.49%, 4/05/25 .. 80 84
992444668.UG.FTS.B, 29.49%, 4/05/25 .. 1,313 1,364
992444707.UG.FTS.B, 29.49%, 4/05/25 .. 99 102
992452371.UG.FTS.B, 29.49%, 4/05/25 .. 115 119
992454738.UG.FTS.B, 29.49%, 4/05/25 .. 1,578 1,639
992455102.UG.FTS.B, 29.49%, 4/05/25 .. 304 312
992455358.UG.FTS.B, 29.49%, 4/05/25 .. 83 84
992459731.UG.FTS.B, 29.49%, 4/05/25 .. 49 51
992391014.UG.FTS.B, 29.49%, 6/03/25 .. 149 103
992444060.UG.FTS.B, 28.98%, 8/03/25 .. 889 644

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upgrade, Inc. - Card (continued)
992455279.UG.FTS.B, 29.49%, 8/03/25 .. $ 463 $ 29
992424737.UG.FTS.B, 25.95%, 4/03/26 .. 804 564
992351381.UG.FTS.B, 21.97%, 12/03/27 . – –
992432730.UG.FTS.B, 29.49%, 2/01/28 .. – –
992457201.UG.FTS.B, 29.48%, 5/01/28 .. 4 –
992356084.UG.FTS.B, 29.49%, 6/03/28 .. – –
992271618.UG.FTS.B, Zero Cpn, 7/03/28 . 18 1
992376698.UG.FTS.B, 28.98%, 9/02/28 .. 3 3
992403635.UG.FTS.B, 15.97%, 9/03/28 .. 2 2
992335344.UG.FTS.B, 21.48%, 9/03/28 .. 12 2
992359180.UG.FTS.B, 29.48%, 9/03/28 .. 3 3
992247201.UG.FTS.B, 29.49%, 9/03/28 .. 1 1
52,639
Upstart Network, Inc.
L1729715.UP.FTS.B, 8.39%, 9/17/24 .... 2,341 2,334
L1722095.UP.FTS.B, 11.17%, 9/17/24 .... 400 399
FW1729768.UP.FTS.B, 11.21%, 9/17/24 .. 1,200 1,199
FW1730324.UP.FTS.B, 15.67%, 9/17/24 .. 2,555 2,547
L1729539.UP.FTS.B, 18.67%, 9/17/24 .... 1,075 1,080
L1730191.UP.FTS.B, 23.36%, 9/17/24 .... 1,260 90
L1730194.UP.FTS.B, 23.58%, 9/17/24 .... 486 488
FW1730336.UP.FTS.B, 30.16%, 9/17/24 .. 2,330 2,340
L1902385.UP.FTS.B, 8.05%, 10/22/24 .... 2,089 2,080
L1902094.UP.FTS.B, 9.69%, 10/22/24 .... 424 422
L1902354.UP.FTS.B, 12.7%, 10/22/24 .... 2,172 2,166
L1902268.UP.FTS.B, 14.19%, 10/22/24 ... 2,815 206
L1901213.UP.FTS.B, 15.08%, 10/22/24 ... 11,920 11,443
FW1900872.UP.FTS.B, 18.12%, 10/22/24 . 2,723 2,736
L1902710.UP.FTS.B, 18.85%, 10/22/24 ... 2,510 2,530
FW1902685.UP.FTS.B, 20.49%, 10/22/24 . 1,726 53
L1900998.UP.FTS.B, 21.32%, 10/22/24 ... 2,262 2,264
L1901625.UP.FTS.B, 21.76%, 10/22/24 ... 2,724 2,666
L1875546.UP.FTS.B, 21.84%, 10/22/24 ... 841 845
L1902017.UP.FTS.B, 22.16%, 10/22/24 ... 257 255
L1900754.UP.FTS.B, 23.33%, 10/22/24 ... 1,590 1,596
FW1901937.UP.FTS.B, 24.32%, 10/22/24 . 5,718 5,725
L2031380.UP.FTS.B, 6.17%, 11/12/24 .... 3,293 3,264
L2032548.UP.FTS.B, 7.85%, 11/12/24 .... 4,841 4,819
L2031918.UP.FTS.B, 8.28%, 11/12/24 .... 1,340 1,334
L2002430.UP.FTS.B, 8.48%, 11/12/24 .... 1,662 229
L2031630.UP.FTS.B, 9.03%, 11/12/24 .... 3,146 3,133
L2031494.UP.FTS.B, 9.06%, 11/12/24 .... 2,743 1,608
L2032651.UP.FTS.B, 9.8%, 11/12/24 ..... 1,583 1,576
L2033075.UP.FTS.B, 11.83%, 11/12/24 ... 5,077 5,052
L2032627.UP.FTS.B, 14.45%, 11/12/24 ... 938 942
L2032469.UP.FTS.B, 17.26%, 11/12/24 ... 204 202
L2031921.UP.FTS.B, 19.5%, 11/12/24 .... 2,924 2,935
FW2031299.UP.FTS.B, 21.82%, 11/12/24 . 4,080 4,074
L2031497.UP.FTS.B, 23.3%, 11/12/24 .... 1,083 1,082
FW2033085.UP.FTS.B, 25.77%, 11/12/24 . 3,504 3,500
FW2032765.UP.FTS.B, 27.87%, 11/12/24 . 3,640 528
FW2030908.UP.FTS.B, 29.29%, 11/12/24 . 2,679 766
L2102014.UP.FTS.B, 8.1%, 11/23/24 ..... 1,516 1,512
L2102521.UP.FTS.B, 9.48%, 11/23/24 .... 3,293 3,284
L2102773.UP.FTS.B, 10.25%, 11/23/24 ... 545 543
L2103582.UP.FTS.B, 11.94%, 11/23/24 ... 2,800 2,792
L2102080.UP.FTS.B, 12.09%, 11/23/24 ... 1,167 1,163
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2102945.UP.FTS.B, 12.52%, 11/23/24 ... $ 3,769 $ 275
L2103173.UP.FTS.B, 14.48%, 11/23/24 ... 2,039 2,036
FW2102978.UP.FTS.B, 15.1%, 11/23/24 .. 2,011 147
L2101642.UP.FTS.B, 15.95%, 11/23/24 ... 3,639 3,663
L2102263.UP.FTS.B, 17.21%, 11/23/24 ... 958 965
L2103519.UP.FTS.B, 17.52%, 11/23/24 ... 1,651 1,662
L2099426.UP.FTS.B, 18.86%, 11/23/24 ... 1,215 1,220
L2103410.UP.FTS.B, 20.18%, 11/23/24 ... 2,969 185
L2103709.UP.FTS.B, 20.75%, 11/23/24 ... 1,082 1,090
L2102185.UP.FTS.B, 21.19%, 11/23/24 ... 3,701 3,728
L2103127.UP.FTS.B, 21.34%, 11/23/24 ... 5,182 5,199
FW2103254.UP.FTS.B, 28.98%, 11/23/24 . 1,667 1,674
L2250253.UP.FTS.B, 5.3%, 12/14/24 .... 6,293 6,229
L2249821.UP.FTS.B, 9.1%, 12/14/24 .... 478 476
L2249474.UP.FTS.B, 9.8%, 12/14/24 .... 1,192 1,186
L2249818.UP.FTS.B, 9.92%, 12/14/24 .... 1,773 1,763
L2248588.UP.FTS.B, 10.67%, 12/14/24 ... 6,709 6,671
L2251137.UP.FTS.B, 11.74%, 12/14/24 ... 12,204 12,128
L2249713.UP.FTS.B, 11.85%, 12/14/24 ... 1,953 1,946
L2249391.UP.FTS.B, 12.58%, 12/14/24 ... 1,031 1,026
L2251228.UP.FTS.B, 12.94%, 12/14/24 ... 740 736
L2250705.UP.FTS.B, 13.29%, 12/14/24 ... 295 292
L2248867.UP.FTS.B, 14.64%, 12/14/24 ... 2,237 2,225
L2251099.UP.FTS.B, 15.99%, 12/14/24 ... 678 678
FW2249991.UP.FTS.B, 16.74%, 12/14/24 . 2,528 698
L2250280.UP.FTS.B, 16.83%, 12/14/24 ... 1,102 1,090
L2248645.UP.FTS.B, 17.82%, 12/14/24 ... 3,293 1,975
L2249946.UP.FTS.B, 17.98%, 12/14/24 ... 2,042 2,048
FW2249440.UP.FTS.B, 19.65%, 12/14/24 . 518 518
L2250240.UP.FTS.B, 20.48%, 12/14/24 ... 528 528
L2250459.UP.FTS.B, 21.22%, 12/14/24 ... 2,299 2,294
L2251174.UP.FTS.B, 21.98%, 12/14/24 ... 1,418 1,406
FW2250657.UP.FTS.B, 22.04%, 12/14/24 . 525 527
L2249754.UP.FTS.B, 22.91%, 12/14/24 ... 2,001 293
FW2249744.UP.FTS.B, 24.36%, 12/14/24 . 1,053 1,050
FW2251405.UP.FTS.B, 24.46%, 12/14/24 . 1,068 1,066
FW2250179.UP.FTS.B, 25.41%, 12/14/24 . 2,256 338
FW2250656.UP.FTS.B, 26.59%, 12/14/24 . 633 631
FW2250011.UP.FTS.B, 27.44%, 12/14/24 . 2,096 2,086
FW2250630.UP.FTS.B, 28.93%, 12/14/24 . 809 807
FW2249206.UP.FTS.B, 28.96%, 12/14/24 . 922 (3)
FW2248284.UP.FTS.B, 29.12%, 12/14/24 . 1,707 1,697
L2251006.UP.FTS.B, 6.59%, 12/15/24 .... 1,172 1,162
L2253130.UP.FTS.B, 10.71%, 12/15/24 ... 2,904 2,891
L2250196.UP.FTS.B, 14.38%, 12/15/24 ... 2,736 2,745
FW2251549.UP.FTS.B, 16.2%, 12/15/24 .. 85 84
L2253233.UP.FTS.B, 17.76%, 12/15/24 ... 2,806 2,807
L2251602.UP.FTS.B, 18.36%, 12/15/24 ... 1,792 1,798
L2252717.UP.FTS.B, 19.17%, 12/15/24 ... 2,575 2,584
FW2253350.UP.FTS.B, 19.8%, 12/15/24 .. 2,291 646
L2252886.UP.FTS.B, 20.6%, 12/15/24 .... 676 679
L2249377.UP.FTS.B, 20.67%, 12/15/24 ... 3,903 3,899
L2252058.UP.FTS.B, 20.99%, 12/15/24 ... 820 59
L2240893.UP.FTS.B, 21.21%, 12/15/24 ... 13,059 13,107
FW2252326.UP.FTS.B, 21.53%, 12/15/24 . 4,188 4,203
FW2249426.UP.FTS.B, 22.47%, 12/15/24 . 3,431 3,416
FW2251845.UP.FTS.B, 22.89%, 12/15/24 . 937 932
L2251577.UP.FTS.B, 23.09%, 12/15/24 ... 1,650 1,643

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2253201.UP.FTS.B, 23.48%, 12/15/24 ... $ 1,592 $ 1,590
FW2251095.UP.FTS.B, 15.84%, 12/20/24 . 1,020 286
L2248952.UP.FTS.B, 12.98%, 12/21/24 ... 3,455 3,442
L2499293.UP.FTS.B, 6.07%, 1/24/25 .... 7,915 7,848
L2491823.UP.FTS.B, 6.34%, 1/24/25 .... 2,479 2,457
FW2498281.UP.FTS.B, 7.12%, 1/24/25 ... 443 439
L2499253.UP.FTS.B, 7.19%, 1/24/25 .... 20,865 20,688
L2491568.UP.FTS.B, 7.35%, 1/24/25 .... 1,553 1,467
L2499551.UP.FTS.B, 8.93%, 1/24/25 .... 5,052 5,030
L2498976.UP.FTS.B, 9.51%, 1/24/25 .... 7,611 7,578
L2499846.UP.FTS.B, 10.23%, 1/24/25 .... 3,060 3,047
L2498779.UP.FTS.B, 11.48%, 1/24/25 .... 542 514
L2497791.UP.FTS.B, 11.97%, 1/24/25 .... 2,067 2,061
L2499082.UP.FTS.B, 12.89%, 1/24/25 .... 7,277 7,256
FW2499139.UP.FTS.B, 14.86%, 1/24/25 .. 873 244
L2499336.UP.FTS.B, 15.49%, 1/24/25 .... 794 798
L2497860.UP.FTS.B, 16.59%, 1/24/25 .... 800 803
FW2499341.UP.FTS.B, 16.67%, 1/24/25 .. 795 798
L2497587.UP.FTS.B, 16.78%, 1/24/25 .... 940 941
L2499854.UP.FTS.B, 22.79%, 1/24/25 .... 3,889 3,906
L2500532.UP.FTS.B, 23.03%, 1/24/25 .... 1,128 28
FW2497753.UP.FTS.B, 26.22%, 1/24/25 .. 3,406 3,407
FW2499886.UP.FTS.B, 26.23%, 1/24/25 .. 6,070 6,056
FW2498195.UP.FTS.B, 26.98%, 1/24/25 .. 5,007 5,003
FW2496668.UP.FTS.B, 5.04%, 1/25/25 ... 10,791 10,694
L2501009.UP.FTS.B, 5.3%, 1/25/25 ..... 4,919 4,877
L2501544.UP.FTS.B, 6.11%, 1/25/25 ..... 1,732 1,717
L2477274.UP.FTS.B, 6.54%, 1/25/25 .... 3,215 3,188
L2502696.UP.FTS.B, 7.45%, 1/25/25 .... 2,474 2,463
FW2502837.UP.FTS.B, 8.49%, 1/25/25 ... 504 502
L2501769.UP.FTS.B, 8.83%, 1/25/25 .... 5,050 5,028
FW2502102.UP.FTS.B, 9.39%, 1/25/25 ... 244 242
L2501978.UP.FTS.B, 10.16%, 1/25/25 .... 1,130 306
L2502709.UP.FTS.B, 10.64%, 1/25/25 .... 8,670 8,633
FW2502461.UP.FTS.B, 10.75%, 1/25/25 .. 1,197 1,189
L2503015.UP.FTS.B, 11.17%, 1/25/25 .... 512 510
FW2503195.UP.FTS.B, 11.21%, 1/25/25 .. 6,934 6,915
L2502561.UP.FTS.B, 11.5%, 1/25/25 ..... 1,497 1,493
L2500956.UP.FTS.B, 13.21%, 1/25/25 .... 1,285 1,278
FW2503345.UP.FTS.B, 13.6%, 1/25/25 ... 1,569 1,562
FW2503482.UP.FTS.B, 16.69%, 1/25/25 .. 549 551
FW2501793.UP.FTS.B, 17.35%, 1/25/25 .. 1,072 1,077
L2502079.UP.FTS.B, 20.91%, 1/25/25 .... 2,744 2,757
L2501394.UP.FTS.B, 21.45%, 1/25/25 .... 7,266 7,253
L2500631.UP.FTS.B, 22.56%, 1/25/25 .... 5,548 5,551
FW2502139.UP.FTS.B, 27.5%, 1/25/25 ... 3,434 3,436
FW2503051.UP.FTS.B, 29.1%, 1/25/25 ... 558 556
L1729059.UP.FTS.B, 7.36%, 2/17/25 .... 723 716
L1730069.UP.FTS.B, 14.07%, 2/17/25 .... 10,454 10,006
FW1729714.UP.FTS.B, 27.13%, 2/17/25 .. 3,628 1,056
L2031949.UP.FTS.B, 13.15%, 4/12/25 .... 8,305 606
FW2032694.UP.FTS.B, 22.49%, 4/12/25 .. 3,735 3,686
L2971722.UP.FTS.B, 8.62%, 4/19/25 .... 11,216 11,120
L2972108.UP.FTS.B, 15.03%, 4/19/25 .... 2,014 2,004
L2970836.UP.FTS.B, 15.68%, 4/19/25 .... 3,053 3,034
FW2972173.UP.FTS.B, 22.89%, 4/19/25 .. 6,721 6,672
L2103839.UP.FTS.B, 11.98%, 4/23/25 .... 3,651 3,628
FW2103646.UP.FTS.B, 26.77%, 4/23/25 .. 2,007 142
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2032368.UP.FTS.B, 20.11%, 4/27/25 .. $ 6,347 $ 6,282
FW2250596.UP.FTS.B, 22.87%, 5/14/25 .. 2,028 2,003
FW2248798.UP.FTS.B, 28.6%, 5/14/25 ... 1,564 450
L2253008.UP.FTS.B, 17.8%, 5/15/25 .... 3,068 3,054
L2253679.UP.FTS.B, 22.11%, 5/15/25 .... 2,876 833
FW2249116.UP.FTS.B, 28.33%, 5/15/25 .. 868 863
L2502143.UP.FTS.B, 21.34%, 6/25/25 .... 7,960 7,855
FW1902521.UP.FTS.B, 21.52%, 8/22/25 .. 565 543
FW2971973.UP.FTS.B, 20.05%, 9/19/25 .. 2,787 2,755
FW2503206.UP.FTS.B, 28.84%, 11/25/25 . 735 731
FW1729657.UP.FTS.B, 9.44%, 9/17/26 ... 4,696 4,659
L1729743.UP.FTS.B, 11.64%, 9/17/26 .... 34,144 33,903
L1728160.UP.FTS.B, 12.23%, 9/17/26 .... 3,431 3,407
L1730112.UP.FTS.B, 15.91%, 9/17/26 .... 2,117 2,105
L1729289.UP.FTS.B, 17.07%, 9/17/26 .... 2,136 2,123
FW1729970.UP.FTS.B, 18.27%, 9/17/26 .. 18,637 17,624
L1729699.UP.FTS.B, 18.77%, 9/17/26 .... 2,227 2,206
L1729786.UP.FTS.B, 18.84%, 9/17/26 .... 4,327 4,302
L1729529.UP.FTS.B, 20.22%, 9/17/26 .... 9,921 1,476
L1729751.UP.FTS.B, 20.66%, 9/17/26 .... 5,124 5,134
FW1730043.UP.FTS.B, 21.14%, 9/17/26 .. 3,370 3,384
L1730077.UP.FTS.B, 21.62%, 9/17/26 .... 4,179 4,128
L1730290.UP.FTS.B, 23.01%, 9/17/26 .... 5,640 5,664
L1730120.UP.FTS.B, 23.06%, 9/17/26 .... 8,216 8,235
L1729719.UP.FTS.B, 23.41%, 9/17/26 .... 7,310 7,334
L1729627.UP.FTS.B, 24.42%, 9/17/26 .... 7,486 7,519
L1729824.UP.FTS.B, 25.14%, 9/17/26 .... 4,943 4,963
L1729392.UP.FTS.B, 25.28%, 9/17/26 .... 751 754
FW1729302.UP.FTS.B, 28.5%, 9/17/26 ... 1,075 1,080
FW1730388.UP.FTS.B, 28.64%, 9/17/26 .. 11,831 11,883
FW1729744.UP.FTS.B, 29.63%, 9/17/26 .. 6,955 6,986
FW1729641.UP.FTS.B, 30.22%, 9/17/26 .. 3,722 3,739
FW1728143.UP.FTS.B, 30.44%, 9/17/26 .. 4,085 4,102
FW1730150.UP.FTS.B, 30.64%, 9/17/26 .. 867 865
FW1729390.UP.FTS.B, 32.18%, 9/17/26 .. 1,856 1,807
FW1728926.UP.FTS.B, 32.35%, 9/17/26 .. 2,133 2,138
FW1902353.UP.FTS.B, 5.71%, 10/22/26 .. 9,323 9,245
L1902780.UP.FTS.B, 7.49%, 10/22/26 .... 4,697 4,660
L1902219.UP.FTS.B, 10.65%, 10/22/26 ... 6,931 6,884
L1901059.UP.FTS.B, 11.8%, 10/22/26 .... 2,833 2,669
L1901748.UP.FTS.B, 12.93%, 10/22/26 ... 6,324 6,281
FW1902782.UP.FTS.B, 14.11%, 10/22/26 . 14,180 14,087
L1901083.UP.FTS.B, 14.22%, 10/22/26 ... 3,527 253
L1902333.UP.FTS.B, 15.82%, 10/22/26 ... 17,288 17,193
FW1901571.UP.FTS.B, 16.95%, 10/22/26 . 9,076 9,027
L1901582.UP.FTS.B, 17.7%, 10/22/26 .... 17,235 1,246
L1901001.UP.FTS.B, 18.48%, 10/22/26 ... 3,504 253
FW1901195.UP.FTS.B, 18.66%, 10/22/26 . 1,690 1,677
L1901585.UP.FTS.B, 18.87%, 10/22/26 ... 445 439
L1901212.UP.FTS.B, 19.55%, 10/22/26 ... 4,453 4,465
L1902855.UP.FTS.B, 19.55%, 10/22/26 ... 2,217 2,205
L1901595.UP.FTS.B, 20.19%, 10/22/26 ... 3,663 117
L1900981.UP.FTS.B, 20.57%, 10/22/26 ... 2,643 2,504
L1901936.UP.FTS.B, 21.29%, 10/22/26 ... 8,224 8,264
L1902840.UP.FTS.B, 22.56%, 10/22/26 ... 9,875 9,804
L1901067.UP.FTS.B, 23.17%, 10/22/26 ... 11,350 11,406
L1901771.UP.FTS.B, 24.44%, 10/22/26 ... 3,678 3,659
L1902683.UP.FTS.B, 25.19%, 10/22/26 ... 9,192 9,239

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L1901951.UP.FTS.B, 25.24%, 10/22/26 ... $ 1,839 $ 1,848
FW1902836.UP.FTS.B, 25.41%, 10/22/26 . 37,544 37,683
L1902657.UP.FTS.B, 25.42%, 10/22/26 ... 1,586 1,590
FW1902401.UP.FTS.B, 25.71%, 10/22/26 . 3,612 3,623
L1902021.UP.FTS.B, 25.72%, 10/22/26 ... 2,032 1,947
FW1902199.UP.FTS.B, 26.04%, 10/22/26 . 3,234 3,250
FW1902133.UP.FTS.B, 27.21%, 10/22/26 . 16,247 2,468
FW1886406.UP.FTS.B, 27.97%, 10/22/26 . 9,999 2,951
FW1901053.UP.FTS.B, 28.68%, 10/22/26 . 2,736 2,750
FW1902391.UP.FTS.B, 31.19%, 10/22/26 . 2,838 2,852
FW1901303.UP.FTS.B, 31.21%, 10/22/26 . 3,013 3,029
FW1900628.UP.FTS.B, 31.23%, 10/22/26 . 872 877
FW1902681.UP.FTS.B, 31.63%, 10/22/26 . 6,357 6,391
FW1901994.UP.FTS.B, 32.7%, 10/22/26 .. 6,269 1,855
FW1902299.UP.FTS.B, 31.27%, 10/27/26 . 6,306 6,341
L2031623.UP.FTS.B, 9.89%, 11/12/26 .... 24,389 24,171
L2032896.UP.FTS.B, 9.9%, 11/12/26 ..... 4,927 4,886
L2031352.UP.FTS.B, 11.14%, 11/12/26 ... 1,679 1,663
L2032147.UP.FTS.B, 11.65%, 11/12/26 ... 5,707 5,658
L2032600.UP.FTS.B, 12.19%, 11/12/26 ... 5,372 5,326
L2032561.UP.FTS.B, 12.57%, 11/12/26 ... 10,781 10,680
FW2032979.UP.FTS.B, 12.77%, 11/12/26 . 5,753 5,704
L2032884.UP.FTS.B, 12.78%, 11/12/26 ... 5,753 5,705
FW2032727.UP.FTS.B, 12.91%, 11/12/26 . 2,519 2,498
L2032885.UP.FTS.B, 12.92%, 11/12/26 ... 3,556 3,525
FW2031248.UP.FTS.B, 13.13%, 11/12/26 . 6,303 458
FW2032795.UP.FTS.B, 13.19%, 11/12/26 . 5,770 5,722
L2030962.UP.FTS.B, 13.54%, 11/12/26 ... 6,036 1,550
FW2032278.UP.FTS.B, 13.85%, 11/12/26 . 3,579 3,548
L2032791.UP.FTS.B, 14.03%, 11/12/26 ... 2,142 2,123
L2032226.UP.FTS.B, 14.31%, 11/12/26 ... 17,676 17,525
L2031580.UP.FTS.B, 14.88%, 11/12/26 ... 1,156 1,143
L2032373.UP.FTS.B, 14.92%, 11/12/26 ... 7,300 7,239
FW2032722.UP.FTS.B, 14.98%, 11/12/26 . 5,834 5,785
FW2032454.UP.FTS.B, 15.76%, 11/12/26 . 1,025 1,010
L2032268.UP.FTS.B, 15.84%, 11/12/26 ... 15,054 14,904
L2033071.UP.FTS.B, 15.91%, 11/12/26 ... 2,721 2,696
FW2031845.UP.FTS.B, 15.93%, 11/12/26 . 11,974 1,696
FW2032538.UP.FTS.B, 16.45%, 11/12/26 . 3,967 147
L2032366.UP.FTS.B, 16.55%, 11/12/26 ... 5,693 5,643
L2033082.UP.FTS.B, 16.64%, 11/12/26 ... 13,532 398
L2030808.UP.FTS.B, 16.75%, 11/12/26 ... 6,282 6,231
FW2032502.UP.FTS.B, 16.77%, 11/12/26 . 5,920 5,867
L2033005.UP.FTS.B, 16.99%, 11/12/26 ... 2,971 2,941
L2033008.UP.FTS.B, 17.14%, 11/12/26 ... 4,743 4,702
L2031479.UP.FTS.B, 17.32%, 11/12/26 ... 12,195 1,736
L2030768.UP.FTS.B, 17.71%, 11/12/26 ... 3,719 3,687
L2032284.UP.FTS.B, 17.94%, 11/12/26 ... 3,731 3,689
L2032006.UP.FTS.B, 17.99%, 11/12/26 ... 4,646 4,592
FW2031117.UP.FTS.B, 18.34%, 11/12/26 . 7,469 7,398
L2032837.UP.FTS.B, 18.39%, 11/12/26 ... 7,471 7,407
L2030864.UP.FTS.B, 18.46%, 11/12/26 ... 7,176 7,118
L2032849.UP.FTS.B, 19.14%, 11/12/26 ... 9,007 8,930
FW2032194.UP.FTS.B, 19.49%, 11/12/26 . 5,847 1,614
L2030806.UP.FTS.B, 19.55%, 11/12/26 ... 3,011 2,982
FW2032947.UP.FTS.B, 19.59%, 11/12/26 . 18,876 18,709
L2031425.UP.FTS.B, 19.77%, 11/12/26 ... 4,858 1,342
L2031289.UP.FTS.B, 19.82%, 11/12/26 ... 6,031 5,974
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2032060.UP.FTS.B, 20.25%, 11/12/26 ... $ 4,536 $ 4,493
L2032456.UP.FTS.B, 20.93%, 11/12/26 ... 1,136 1,125
L2032266.UP.FTS.B, 21.24%, 11/12/26 ... 3,799 3,799
FW2033134.UP.FTS.B, 22.19%, 11/12/26 . 5,935 5,926
L2032183.UP.FTS.B, 24.12%, 11/12/26 ... 7,738 7,740
FW2032995.UP.FTS.B, 24.13%, 11/12/26 . 2,328 2,302
FW2031872.UP.FTS.B, 24.66%, 11/12/26 . 23,336 23,295
FW2033202.UP.FTS.B, 25.01%, 11/12/26 . 12,352 12,350
L2032689.UP.FTS.B, 25.21%, 11/12/26 ... 4,517 4,475
FW2031174.UP.FTS.B, 25.25%, 11/12/26 . 7,447 7,437
L2032525.UP.FTS.B, 25.33%, 11/12/26 ... 779 772
L2031145.UP.FTS.B, 25.44%, 11/12/26 ... 3,665 3,631
L2031934.UP.FTS.B, 25.51%, 11/12/26 ... 2,340 2,341
FW2031600.UP.FTS.B, 26.6%, 11/12/26 .. 3,830 3,827
FW2031539.UP.FTS.B, 26.65%, 11/12/26 . 4,094 2,421
L2032677.UP.FTS.B, 26.71%, 11/12/26 ... 6,282 6,284
FW2032877.UP.FTS.B, 27.2%, 11/12/26 .. 3,867 3,865
FW2003411.UP.FTS.B, 27.5%, 11/12/26 .. 5,859 5,857
FW2032753.UP.FTS.B, 27.55%, 11/12/26 . 1,101 1,101
FW2031263.UP.FTS.B, 27.74%, 11/12/26 . 3,511 251
FW2032946.UP.FTS.B, 27.87%, 11/12/26 . 20,314 11,989
FW2032799.UP.FTS.B, 29.91%, 11/12/26 . 1,917 1,918
FW2030797.UP.FTS.B, 30%, 11/12/26 ... 18,039 18,024
FW2033131.UP.FTS.B, 30.02%, 11/12/26 . 404 397
FW2033213.UP.FTS.B, 30.17%, 11/12/26 . 1,200 1,200
FW2031644.UP.FTS.B, 30.67%, 11/12/26 . 1,444 1,444
FW2031627.UP.FTS.B, 30.86%, 11/12/26 . 4,016 4,018
FW2031985.UP.FTS.B, 31%, 11/12/26 ... 1,172 1,158
FW2031873.UP.FTS.B, 31.05%, 11/12/26 . 803 804
FW2032325.UP.FTS.B, 31.07%, 11/12/26 . 964 965
FW2031596.UP.FTS.B, 31.1%, 11/12/26 .. 4,427 4,424
FW2032994.UP.FTS.B, 31.15%, 11/12/26 . 2,832 139
FW2033066.UP.FTS.B, 31.16%, 11/12/26 . 5,873 5,875
FW2031715.UP.FTS.B, 31.33%, 11/12/26 . 3,862 3,863
L2030886.UP.FTS.B, 25.5%, 11/19/26 .... 16,224 16,233
FW2101958.UP.FTS.B, 6.23%, 11/23/26 .. 26,701 26,493
L2101736.UP.FTS.B, 8.06%, 11/23/26 .... 666 661
L2103598.UP.FTS.B, 8.71%, 11/23/26 .... 11,167 11,084
L2102006.UP.FTS.B, 8.84%, 11/23/26 .... 34,932 34,673
FW2103621.UP.FTS.B, 10.34%, 11/23/26 . 4,134 4,104
L2101981.UP.FTS.B, 11.14%, 11/23/26 ... 6,370 6,326
L2102059.UP.FTS.B, 12.22%, 11/23/26 ... 15,219 15,115
L2101522.UP.FTS.B, 12.34%, 11/23/26 ... 24,016 23,854
L2103822.UP.FTS.B, 12.78%, 11/23/26 ... 3,596 3,572
L2101315.UP.FTS.B, 12.86%, 11/23/26 ... 3,759 3,721
L2102939.UP.FTS.B, 13.35%, 11/23/26 ... 2,527 2,510
L2076017.UP.FTS.B, 13.49%, 11/23/26 ... 2,717 2,696
L2095249.UP.FTS.B, 14.31%, 11/23/26 ... 11,632 11,556
FW2102638.UP.FTS.B, 15.48%, 11/23/26 . 5,939 5,883
L2068146.UP.FTS.B, 16.06%, 11/23/26 ... 7,359 7,316
L2102751.UP.FTS.B, 16.5%, 11/23/26 .... 2,951 2,934
L2103150.UP.FTS.B, 16.57%, 11/23/26 ... 4,344 4,314
FW2101751.UP.FTS.B, 16.63%, 11/23/26 . 14,769 14,683
L2101428.UP.FTS.B, 17.6%, 11/23/26 .... 12,863 930
L2099233.UP.FTS.B, 17.83%, 11/23/26 ... 12,121 11,459
L2050778.UP.FTS.B, 18.01%, 11/23/26 ... 6,707 6,669
L2102051.UP.FTS.B, 19.71%, 11/23/26 ... 4,223 4,190
L2103543.UP.FTS.B, 19.91%, 11/23/26 ... 820 59

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2102941.UP.FTS.B, 20.37%, 11/23/26 . $ 15,129 $ 15,195
L2102313.UP.FTS.B, 20.5%, 11/23/26 .... 1,126 1,131
L2102253.UP.FTS.B, 20.85%, 11/23/26 ... 5,919 5,945
L2102703.UP.FTS.B, 20.89%, 11/23/26 ... 3,808 3,816
L2103055.UP.FTS.B, 22.44%, 11/23/26 ... 996 990
L2102400.UP.FTS.B, 22.64%, 11/23/26 ... 4,559 4,577
L2101750.UP.FTS.B, 24.17%, 11/23/26 ... 5,538 5,295
L2103547.UP.FTS.B, 24.76%, 11/23/26 ... 868 821
FW2102727.UP.FTS.B, 24.84%, 11/23/26 . 3,108 3,123
L2103842.UP.FTS.B, 25.11%, 11/23/26 ... 3,113 3,095
L2101935.UP.FTS.B, 25.31%, 11/23/26 ... 1,013 1,017
L2103945.UP.FTS.B, 25.34%, 11/23/26 ... 2,128 2,132
L2101880.UP.FTS.B, 25.39%, 11/23/26 ... 2,341 2,347
L2103491.UP.FTS.B, 25.4%, 11/23/26 .... 733 728
L2102346.UP.FTS.B, 25.43%, 11/23/26 ... 4,185 1,222
L2103588.UP.FTS.B, 25.44%, 11/23/26 ... 2,978 869
L2102028.UP.FTS.B, 25.89%, 11/23/26 ... 4,690 4,711
L2052565.UP.FTS.B, 26.09%, 11/23/26 ... 12,755 12,815
FW2101678.UP.FTS.B, 26.5%, 11/23/26 .. 2,955 873
FW2103284.UP.FTS.B, 27.1%, 11/23/26 .. 3,092 3,103
FW2103532.UP.FTS.B, 28.75%, 11/23/26 . 7,939 7,977
FW2102091.UP.FTS.B, 29.86%, 11/23/26 . 4,784 740
FW2101041.UP.FTS.B, 30.44%, 11/23/26 . 5,960 53
FW2102371.UP.FTS.B, 30.85%, 11/23/26 . 6,419 6,451
FW2103786.UP.FTS.B, 31.2%, 11/23/26 .. 1,296 1,295
FW2103069.UP.FTS.B, 31.22%, 11/23/26 . 1,769 1,778
FW2102063.UP.FTS.B, 31.99%, 11/23/26 . 13,281 917
FW2033208.UP.FTS.B, 31.39%, 11/25/26 . 3,135 3,131
FW2102410.UP.FTS.B, 22.44%, 12/07/26 . 3,961 3,967
L2250662.UP.FTS.B, 8.88%, 12/14/26 .... 7,858 7,790
L2249279.UP.FTS.B, 9.09%, 12/14/26 .... 3,577 3,545
L2251398.UP.FTS.B, 9.28%, 12/14/26 .... 5,731 5,682
L2250829.UP.FTS.B, 9.77%, 12/14/26 .... 975 964
L2247842.UP.FTS.B, 9.8%, 12/14/26 .... 5,327 5,278
L2251213.UP.FTS.B, 9.85%, 12/14/26 .... 8,632 8,554
FW2251249.UP.FTS.B, 10.34%, 12/14/26 . 13,716 13,592
L2248805.UP.FTS.B, 10.51%, 12/14/26 ... 7,503 1,920
L2249903.UP.FTS.B, 11.03%, 12/14/26 ... 2,176 2,156
L2251005.UP.FTS.B, 11.75%, 12/14/26 ... 12,904 936
FW2249158.UP.FTS.B, 11.8%, 12/14/26 .. 10,939 10,840
L2251043.UP.FTS.B, 12.11%, 12/14/26 ... 23,385 23,175
L2250070.UP.FTS.B, 12.15%, 12/14/26 ... 5,097 5,051
L2251230.UP.FTS.B, 12.48%, 12/14/26 ... 1,423 1,410
L2249726.UP.FTS.B, 12.59%, 12/14/26 ... 6,538 6,478
L2251302.UP.FTS.B, 12.76%, 12/14/26 ... 4,481 2,388
L2247235.UP.FTS.B, 13.18%, 12/14/26 ... 2,944 2,918
L2250820.UP.FTS.B, 13.59%, 12/14/26 ... 2,362 2,341
FW2250025.UP.FTS.B, 13.65%, 12/14/26 . 5,541 5,487
L2240508.UP.FTS.B, 14.03%, 12/14/26 ... 41 40
L2251167.UP.FTS.B, 14.16%, 12/14/26 ... 6,299 6,243
L2247268.UP.FTS.B, 14.22%, 12/14/26 ... 36,361 35,993
L2249868.UP.FTS.B, 14.41%, 12/14/26 ... 4,460 4,417
L2250559.UP.FTS.B, 14.84%, 12/14/26 ... 5,606 5,552
FW2250857.UP.FTS.B, 15.23%, 12/14/26 . 22,100 21,879
L2251440.UP.FTS.B, 16.23%, 12/14/26 ... 1,084 1,073
L2249248.UP.FTS.B, 16.43%, 12/14/26 ... 9,011 8,925
L2250291.UP.FTS.B, 16.44%, 12/14/26 ... 6,474 467
L2250624.UP.FTS.B, 16.92%, 12/14/26 ... 4,527 4,484
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2249629.UP.FTS.B, 17.8%, 12/14/26 .... $ 4,799 $ 4,756
L2249002.UP.FTS.B, 18.13%, 12/14/26 ... 2,660 2,632
L2250560.UP.FTS.B, 18.18%, 12/14/26 ... 7,603 7,522
FW2248499.UP.FTS.B, 18.23%, 12/14/26 . 4,370 316
FW2248341.UP.FTS.B, 18.43%, 12/14/26 . 19,251 19,047
L2248252.UP.FTS.B, 18.48%, 12/14/26 ... 2,303 2,276
FW2249113.UP.FTS.B, 18.58%, 12/14/26 . 19,053 18,851
L2249404.UP.FTS.B, 18.82%, 12/14/26 ... 3,423 239
L2250499.UP.FTS.B, 19.65%, 12/14/26 ... 2,904 411
L2251037.UP.FTS.B, 19.7%, 12/14/26 .... 1,383 1,368
L2249412.UP.FTS.B, 19.96%, 12/14/26 ... 1,539 1,522
L2248975.UP.FTS.B, 19.98%, 12/14/26 ... 7,998 7,912
FW2250365.UP.FTS.B, 20.49%, 12/14/26 . 22,885 22,657
L2250843.UP.FTS.B, 20.5%, 12/14/26 .... 4,242 4,197
L2250558.UP.FTS.B, 20.67%, 12/14/26 ... 6,252 6,246
L2251409.UP.FTS.B, 20.71%, 12/14/26 ... 9,265 9,166
L2251393.UP.FTS.B, 20.81%, 12/14/26 ... 3,811 3,804
L2249780.UP.FTS.B, 21.14%, 12/14/26 ... 6,192 6,186
L2250707.UP.FTS.B, 21.52%, 12/14/26 ... 4,630 4,585
L2249030.UP.FTS.B, 21.69%, 12/14/26 ... 1,708 1,690
L2249288.UP.FTS.B, 21.82%, 12/14/26 ... 4,197 4,184
L2249149.UP.FTS.B, 21.87%, 12/14/26 ... 7,773 7,690
FW2248314.UP.FTS.B, 21.92%, 12/14/26 . 2,721 2,719
L2249898.UP.FTS.B, 22.33%, 12/14/26 ... 17,099 16,936
L2251333.UP.FTS.B, 22.77%, 12/14/26 ... 12,624 12,609
L2249183.UP.FTS.B, 22.87%, 12/14/26 ... 2,736 2,733
L2250810.UP.FTS.B, 23.01%, 12/14/26 ... 5,767 851
FW2251497.UP.FTS.B, 23.11%, 12/14/26 . 4,454 4,389
L2250010.UP.FTS.B, 23.56%, 12/14/26 ... 3,924 3,920
FW2248500.UP.FTS.B, 23.6%, 12/14/26 .. 2,356 2,349
FW2248932.UP.FTS.B, 23.62%, 12/14/26 . 1,581 1,576
L2249765.UP.FTS.B, 23.67%, 12/14/26 ... 3,141 3,138
L2250948.UP.FTS.B, 23.7%, 12/14/26 .... 35,341 35,306
L2248306.UP.FTS.B, 23.97%, 12/14/26 ... 19,668 19,649
FW2249399.UP.FTS.B, 24.09%, 12/14/26 . 3,874 277
L2250334.UP.FTS.B, 24.44%, 12/14/26 ... 6,861 6,788
L2250245.UP.FTS.B, 24.75%, 12/14/26 ... 1,486 1,480
L2250314.UP.FTS.B, 24.91%, 12/14/26 ... 2,768 2,768
L2249782.UP.FTS.B, 24.98%, 12/14/26 ... 3,322 3,318
L2248144.UP.FTS.B, 25.08%, 12/14/26 ... 3,681 3,672
L2250779.UP.FTS.B, 25.12%, 12/14/26 ... 1,505 1,501
L2249254.UP.FTS.B, 25.13%, 12/14/26 ... 6,722 75
L2248450.UP.FTS.B, 25.14%, 12/14/26 ... 4,752 4,700
L2248417.UP.FTS.B, 25.23%, 12/14/26 ... 1,742 1,741
L2249856.UP.FTS.B, 25.32%, 12/14/26 ... 951 950
L2249823.UP.FTS.B, 25.41%, 12/14/26 ... 3,447 3,408
L2251395.UP.FTS.B, 25.45%, 12/14/26 ... 1,745 1,743
L2251149.UP.FTS.B, 25.46%, 12/14/26 ... 2,114 611
L2249309.UP.FTS.B, 25.75%, 12/14/26 ... 3,340 3,330
L2250992.UP.FTS.B, 25.92%, 12/14/26 ... 7,961 7,936
FW2248550.UP.FTS.B, 26.2%, 12/14/26 .. 3,583 3,580
L2249257.UP.FTS.B, 26.38%, 12/14/26 ... 7,100 7,084
FW2249342.UP.FTS.B, 27.92%, 12/14/26 . 4,445 4,423
FW2251120.UP.FTS.B, 28.37%, 12/14/26 . 10,468 10,457
FW2249976.UP.FTS.B, 28.77%, 12/14/26 . 1,468 1,460
FW2249682.UP.FTS.B, 30.35%, 12/14/26 . 1,318 1,313
FW2249951.UP.FTS.B, 30.44%, 12/14/26 . 1,632 1,627
FW2249983.UP.FTS.B, 30.63%, 12/14/26 . 1,597 947

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
FW2250251.UP.FTS.B, 30.69%, 12/14/26 . $ 4,978 $ 1,455
FW2251385.UP.FTS.B, 30.75%, 12/14/26 . 4,562 4,513
FW2249049.UP.FTS.B, 30.95%, 12/14/26 . 5,195 5,183
FW2249935.UP.FTS.B, 30.97%, 12/14/26 . 3,003 2,993
FW2247285.UP.FTS.B, 30.98%, 12/14/26 . 5,293 374
FW2248234.UP.FTS.B, 31.09%, 12/14/26 . 6,840 6,824
FW2251092.UP.FTS.B, 31.1%, 12/14/26 .. 1,558 1,553
FW2250801.UP.FTS.B, 31.11%, 12/14/26 . 2,286 2,276
FW2249041.UP.FTS.B, 31.12%, 12/14/26 . 898 897
FW2250974.UP.FTS.B, 31.12%, 12/14/26 . 2,697 2,689
FW2251215.UP.FTS.B, 31.16%, 12/14/26 . 3,484 509
FW2248893.UP.FTS.B, 31.17%, 12/14/26 . 1,470 1,468
FW2249653.UP.FTS.B, 31.19%, 12/14/26 . 3,103 3,099
FW2251410.UP.FTS.B, 31.25%, 12/14/26 . 3,778 3,767
FW2247969.UP.FTS.B, 31.61%, 12/14/26 . 5,449 801
FW2250563.UP.FTS.B, 31.74%, 12/14/26 . 2,918 206
L2251963.UP.FTS.B, 7.31%, 12/15/26 .... 8,787 8,713
L2252296.UP.FTS.B, 8.02%, 12/15/26 .... 10,648 10,559
L2141755.UP.FTS.B, 8.51%, 12/15/26 .... 34,954 34,659
L2251219.UP.FTS.B, 8.53%, 12/15/26 .... 1,781 1,766
L2252339.UP.FTS.B, 8.65%, 12/15/26 .... 17,828 17,680
L2252737.UP.FTS.B, 8.71%, 12/15/26 .... 14,983 14,859
L2252298.UP.FTS.B, 8.83%, 12/15/26 .... 2,198 2,116
L2252476.UP.FTS.B, 9.18%, 12/15/26 .... 7,160 7,097
FW2253701.UP.FTS.B, 10.99%, 12/15/26 . 9,257 9,176
L2253738.UP.FTS.B, 11.28%, 12/15/26 ... 21,800 21,615
L2247794.UP.FTS.B, 12.65%, 12/15/26 ... 3,301 3,273
L2253650.UP.FTS.B, 13.61%, 12/15/26 ... 4,799 4,759
L2253384.UP.FTS.B, 13.79%, 12/15/26 ... 8,870 8,797
L2251912.UP.FTS.B, 13.91%, 12/15/26 ... 2,589 2,568
L2253091.UP.FTS.B, 14.6%, 12/15/26 .... 22,259 22,076
L2252906.UP.FTS.B, 14.66%, 12/15/26 ... 8,252 8,185
L2252920.UP.FTS.B, 14.66%, 12/15/26 ... 2,230 2,212
L2252357.UP.FTS.B, 15.18%, 12/15/26 ... 4,177 4,138
L2252931.UP.FTS.B, 15.49%, 12/15/26 ... 2,555 2,531
FW2249675.UP.FTS.B, 16.01%, 12/15/26 . 11,281 11,166
L2252976.UP.FTS.B, 16.75%, 12/15/26 ... 4,783 4,740
L2252199.UP.FTS.B, 17.21%, 12/15/26 ... 7,104 7,047
L2251888.UP.FTS.B, 17.72%, 12/15/26 ... 5,023 361
L2253164.UP.FTS.B, 17.76%, 12/15/26 ... 4,094 4,042
FW2252613.UP.FTS.B, 17.78%, 12/15/26 . 2,579 2,543
FW2253547.UP.FTS.B, 18.3%, 12/15/26 .. 2,241 2,202
L2252566.UP.FTS.B, 19.55%, 12/15/26 ... 4,569 4,533
FW2251546.UP.FTS.B, 19.76%, 12/15/26 . 11,516 11,405
L2252438.UP.FTS.B, 19.81%, 12/15/26 ... 3,072 3,042
L2252318.UP.FTS.B, 20.43%, 12/15/26 ... 2,312 2,290
L2250838.UP.FTS.B, 20.47%, 12/15/26 ... 2,479 2,434
L2251727.UP.FTS.B, 20.77%, 12/15/26 ... 1,934 1,912
L2253118.UP.FTS.B, 21.32%, 12/15/26 ... 15,495 15,498
L2252879.UP.FTS.B, 22.23%, 12/15/26 ... 899 133
L2251670.UP.FTS.B, 22.36%, 12/15/26 ... 3,898 3,899
L2252753.UP.FTS.B, 22.36%, 12/15/26 ... 2,369 2,337
L2252135.UP.FTS.B, 22.59%, 12/15/26 ... 2,342 2,342
L2251712.UP.FTS.B, 23.15%, 12/15/26 ... 23,689 6,789
FW2253422.UP.FTS.B, 24.48%, 12/15/26 . 9,261 9,246
L2250541.UP.FTS.B, 24.85%, 12/15/26 ... 2,374 2,369
L2252209.UP.FTS.B, 25.21%, 12/15/26 ... 1,058 1,053
L2252447.UP.FTS.B, 25.4%, 12/15/26 .... 951 952
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
FW2253392.UP.FTS.B, 25.5%, 12/15/26 .. $ 5,641 $ 5,637
FW2248936.UP.FTS.B, 26.48%, 12/15/26 . 4,705 4,702
FW2251714.UP.FTS.B, 28.54%, 12/15/26 . 4,797 4,797
FW2252023.UP.FTS.B, 28.67%, 12/15/26 . 3,709 3,711
FW2253234.UP.FTS.B, 28.94%, 12/15/26 . 8,827 8,827
FW2252989.UP.FTS.B, 29.41%, 12/15/26 . 9,389 1,388
FW2252237.UP.FTS.B, 29.62%, 12/15/26 . 5,093 361
FW2252233.UP.FTS.B, 30.05%, 12/15/26 . 2,030 2,031
FW2247630.UP.FTS.B, 30.42%, 12/15/26 . 2,590 2,469
FW2252687.UP.FTS.B, 30.62%, 12/15/26 . 12,212 12,218
FW2252113.UP.FTS.B, 30.81%, 12/15/26 . 1,157 1,104
FW2251570.UP.FTS.B, 31.17%, 12/15/26 . 9,799 9,804
FW2253186.UP.FTS.B, 31.17%, 12/15/26 . 1,714 1,715
FW2253542.UP.FTS.B, 31.19%, 12/15/26 . 1,551 1,552
FW2251389.UP.FTS.B, 31.46%, 12/15/26 . 15,476 15,460
FW2251813.UP.FTS.B, 31.46%, 12/15/26 . 3,517 3,518
L2249483.UP.FTS.B, 20.19%, 12/28/26 ... 7,755 7,675
L2253562.UP.FTS.B, 23.61%, 12/28/26 ... 3,956 3,959
L2499407.UP.FTS.B, 5.37%, 1/24/27 .... 35,584 35,304
L2497781.UP.FTS.B, 5.7%, 1/24/27 ..... 4,280 4,246
L2499766.UP.FTS.B, 6.26%, 1/24/27 .... 4,297 4,264
FW2499326.UP.FTS.B, 6.71%, 1/24/27 ... 6,119 816
L2498743.UP.FTS.B, 7.47%, 1/24/27 .... 7,946 7,882
L2492277.UP.FTS.B, 7.6%, 1/24/27 ..... 4,917 4,877
L2500086.UP.FTS.B, 7.95%, 1/24/27 .... 8,972 8,897
L2497458.UP.FTS.B, 8.44%, 1/24/27 .... 25,347 25,142
L2497353.UP.FTS.B, 9.69%, 1/24/27 .... 9,528 9,452
L2499026.UP.FTS.B, 10.04%, 1/24/27 .... 14,711 14,587
L2498801.UP.FTS.B, 10.59%, 1/24/27 .... 19,924 19,763
L2499730.UP.FTS.B, 10.93%, 1/24/27 .... 7,368 7,308
L2500305.UP.FTS.B, 11.35%, 1/24/27 .... 742 736
L2498662.UP.FTS.B, 11.41%, 1/24/27 .... 7,419 7,360
FW2499235.UP.FTS.B, 11.45%, 1/24/27 .. 4,817 4,778
L2498623.UP.FTS.B, 12.18%, 1/24/27 .... 1,641 1,627
FW2497574.UP.FTS.B, 12.62%, 1/24/27 .. 25,809 24,274
L2497797.UP.FTS.B, 12.7%, 1/24/27 .... 5,238 5,196
L2500282.UP.FTS.B, 13.29%, 1/24/27 .... 7,511 7,451
L2498730.UP.FTS.B, 14.35%, 1/24/27 .... 4,536 4,500
FW2499948.UP.FTS.B, 14.6%, 1/24/27 ... 5,300 5,258
L2499978.UP.FTS.B, 14.9%, 1/24/27 .... 27,585 7,148
L2500513.UP.FTS.B, 14.9%, 1/24/27 .... 15,173 15,052
L2499400.UP.FTS.B, 15.39%, 1/24/27 .... 11,031 2,981
L2498019.UP.FTS.B, 15.41%, 1/24/27 .... 22,831 22,650
L2499756.UP.FTS.B, 15.54%, 1/24/27 .... 22,850 1,568
FW2500346.UP.FTS.B, 16.35%, 1/24/27 .. 15,911 15,765
L2494019.UP.FTS.B, 16.44%, 1/24/27 .... 4,594 4,557
L2497377.UP.FTS.B, 16.51%, 1/24/27 .... 4,214 4,179
L2499062.UP.FTS.B, 17.84%, 1/24/27 .... 1,185 1,117
FW2494435.UP.FTS.B, 17.9%, 1/24/27 ... 31,599 8,612
L2500130.UP.FTS.B, 18.16%, 1/24/27 .... 5,415 5,367
L2497198.UP.FTS.B, 18.3%, 1/24/27 .... 4,885 728
L2498470.UP.FTS.B, 18.32%, 1/24/27 .... 10,319 10,230
L2500098.UP.FTS.B, 18.6%, 1/24/27 .... 5,817 5,770
L2497796.UP.FTS.B, 18.8%, 1/24/27 .... 5,435 5,387
L2500341.UP.FTS.B, 18.83%, 1/24/27 .... 1,942 1,925
L2497754.UP.FTS.B, 19.19%, 1/24/27 .... 2,412 2,391
FW2498275.UP.FTS.B, 19.45%, 1/24/27 .. 7,827 7,384
L2499146.UP.FTS.B, 19.77%, 1/24/27 .... 3,708 3,499

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2498546.UP.FTS.B, 19.91%, 1/24/27 .... $ 5,167 $ 5,112
L2497528.UP.FTS.B, 19.93%, 1/24/27 .... 3,907 3,873
L2499090.UP.FTS.B, 20.13%, 1/24/27 .... 4,694 4,652
FW2498254.UP.FTS.B, 20.72%, 1/24/27 .. 2,508 82
FW2499205.UP.FTS.B, 20.72%, 1/24/27 .. 4,818 4,594
L2497852.UP.FTS.B, 20.98%, 1/24/27 .... 3,056 220
L2499153.UP.FTS.B, 21.13%, 1/24/27 .... 944 936
L2498554.UP.FTS.B, 21.26%, 1/24/27 .... 4,284 305
L2497527.UP.FTS.B, 21.34%, 1/24/27 .... 3,938 3,943
L2497646.UP.FTS.B, 21.52%, 1/24/27 .... 814 802
L2497439.UP.FTS.B, 21.55%, 1/24/27 .... 2,759 2,724
L2500177.UP.FTS.B, 21.66%, 1/24/27 .... 4,735 4,741
FW2494038.UP.FTS.B, 22.37%, 1/24/27 .. 3,168 3,140
L2499540.UP.FTS.B, 22.38%, 1/24/27 .... 5,040 136
FW2497553.UP.FTS.B, 23.05%, 1/24/27 .. 13,812 13,824
FW2498441.UP.FTS.B, 23.1%, 1/24/27 ... 8,587 8,598
L2500427.UP.FTS.B, 23.85%, 1/24/27 .... 8,379 8,304
L2499847.UP.FTS.B, 24.09%, 1/24/27 .... 19,870 19,686
L2500224.UP.FTS.B, 25.04%, 1/24/27 .... 4,572 4,572
L2500298.UP.FTS.B, 25.15%, 1/24/27 .... 1,286 1,274
FW2497649.UP.FTS.B, 25.29%, 1/24/27 .. 32,169 32,207
L2498291.UP.FTS.B, 25.35%, 1/24/27 .... 1,061 76
L2500230.UP.FTS.B, 25.4%, 1/24/27 .... 4,184 4,189
L2500426.UP.FTS.B, 25.41%, 1/24/27 .... 1,046 1,047
L2497705.UP.FTS.B, 25.44%, 1/24/27 .... 3,212 3,062
L2500467.UP.FTS.B, 25.44%, 1/24/27 .... 1,368 1,370
L2497190.UP.FTS.B, 26.04%, 1/24/27 .... 2,341 2,320
L2500357.UP.FTS.B, 26.3%, 1/24/27 .... 7,518 7,526
FW2498744.UP.FTS.B, 26.78%, 1/24/27 .. 8,103 8,112
FW2499122.UP.FTS.B, 26.89%, 1/24/27 .. 1,749 1,749
FW2498012.UP.FTS.B, 27.23%, 1/24/27 .. 4,791 4,796
FW2499103.UP.FTS.B, 27.5%, 1/24/27 ... 2,439 2,442
FW2497665.UP.FTS.B, 27.6%, 1/24/27 ... 8,786 8,701
FW2500434.UP.FTS.B, 27.81%, 1/24/27 .. 838 246
L2497724.UP.FTS.B, 27.87%, 1/24/27 .... 4,238 4,200
FW2497801.UP.FTS.B, 28.11%, 1/24/27 .. 5,734 5,730
FW2497947.UP.FTS.B, 28.25%, 1/24/27 .. 31,110 31,146
FW2499989.UP.FTS.B, 28.3%, 1/24/27 ... 6,940 6,722
L2498023.UP.FTS.B, 28.37%, 1/24/27 .... 3,147 3,053
FW2497725.UP.FTS.B, 28.51%, 1/24/27 .. 999 296
FW2499482.UP.FTS.B, 28.65%, 1/24/27 .. 13,408 13,423
FW2498534.UP.FTS.B, 28.67%, 1/24/27 .. 1,502 1,433
FW2499784.UP.FTS.B, 29.61%, 1/24/27 .. 7,129 6,799
FW2500060.UP.FTS.B, 29.62%, 1/24/27 .. 3,655 1,091
FW2498768.UP.FTS.B, 30.06%, 1/24/27 .. 1,228 1,229
FW2497607.UP.FTS.B, 30.5%, 1/24/27 ... 1,401 1,383
FW2497688.UP.FTS.B, 30.73%, 1/24/27 .. 998 993
FW2499403.UP.FTS.B, 30.76%, 1/24/27 .. 2,312 2,314
FW2498079.UP.FTS.B, 30.78%, 1/24/27 .. 2,575 395
FW2498894.UP.FTS.B, 31.13%, 1/24/27 .. 2,977 2,980
FW2498422.UP.FTS.B, 31.2%, 1/24/27 ... 828 829
FW2498197.UP.FTS.B, 31.21%, 1/24/27 .. 1,090 1,041
FW2497608.UP.FTS.B, 31.43%, 1/24/27 .. 1,408 1,409
FW2499925.UP.FTS.B, 31.73%, 1/24/27 .. 1,295 1,286
FW2497327.UP.FTS.B, 33.75%, 1/24/27 .. 1,589 1,591
FW2502639.UP.FTS.B, 4.89%, 1/25/27 ... 9,557 9,482
L2502859.UP.FTS.B, 5.46%, 1/25/27 .... 36,443 36,146
L2443263.UP.FTS.B, 6.66%, 1/25/27 .... 6,105 6,058
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2501608.UP.FTS.B, 7.8%, 1/25/27 ..... $ 14,482 $ 14,371
L2501651.UP.FTS.B, 8.03%, 1/25/27 .... 6,428 468
L2501547.UP.FTS.B, 8.21%, 1/25/27 .... 4,357 4,322
L2502319.UP.FTS.B, 8.49%, 1/25/27 .... 29,790 29,528
L2501796.UP.FTS.B, 9.36%, 1/25/27 .... 11,417 11,327
L2502134.UP.FTS.B, 9.38%, 1/25/27 .... 23,271 23,085
L2502374.UP.FTS.B, 9.72%, 1/25/27 .... 6,236 6,187
L2502174.UP.FTS.B, 9.86%, 1/25/27 .... 12,484 12,384
FW2498378.UP.FTS.B, 11.81%, 1/25/27 .. 22,316 22,140
L2502791.UP.FTS.B, 11.84%, 1/25/27 .... 5,945 5,884
L2501198.UP.FTS.B, 12.05%, 1/25/27 .... 9,314 9,241
L2500626.UP.FTS.B, 12.15%, 1/25/27 .... 3,557 3,523
L2502704.UP.FTS.B, 12.53%, 1/25/27 .... 2,792 392
L2502644.UP.FTS.B, 12.76%, 1/25/27 .... 8,338 605
FW2502179.UP.FTS.B, 12.78%, 1/25/27 .. 1,497 1,485
L2501977.UP.FTS.B, 12.89%, 1/25/27 .... 29,814 29,576
L2502535.UP.FTS.B, 13.13%, 1/25/27 .... 36,364 36,061
L2502247.UP.FTS.B, 13.43%, 1/25/27 .... 3,007 2,983
L2503471.UP.FTS.B, 13.93%, 1/25/27 .... 3,771 3,741
L2501470.UP.FTS.B, 14.16%, 1/25/27 .... 11,538 11,439
L2500808.UP.FTS.B, 14.3%, 1/25/27 .... 5,593 5,549
FW2502376.UP.FTS.B, 14.43%, 1/25/27 .. 11,346 11,257
L2500633.UP.FTS.B, 14.62%, 1/25/27 .... 3,449 3,421
L2501876.UP.FTS.B, 14.91%, 1/25/27 .... 3,035 3,011
L2501591.UP.FTS.B, 16.26%, 1/25/27 .... 12,841 12,733
FW2502838.UP.FTS.B, 16.27%, 1/25/27 .. 30,611 30,369
FW2500763.UP.FTS.B, 16.29%, 1/25/27 .. 3,290 3,264
L2503404.UP.FTS.B, 16.88%, 1/25/27 .... 6,781 6,723
L2499095.UP.FTS.B, 16.97%, 1/25/27 .... 2,305 2,286
L2500943.UP.FTS.B, 17.28%, 1/25/27 .... 6,107 6,056
FW2502260.UP.FTS.B, 17.52%, 1/25/27 .. 5,718 838
L2501997.UP.FTS.B, 17.77%, 1/25/27 .... 3,859 3,829
FW2501148.UP.FTS.B, 17.78%, 1/25/27 .. 1,543 1,531
FW2501125.UP.FTS.B, 17.82%, 1/25/27 .. 1,158 1,148
L2502739.UP.FTS.B, 18.1%, 1/25/27 .... 4,817 4,774
L2502439.UP.FTS.B, 18.98%, 1/25/27 .... 5,415 5,367
L2495525.UP.FTS.B, 19.03%, 1/25/27 .... 5,432 5,385
L2501884.UP.FTS.B, 19.04%, 1/25/27 .... 7,907 7,827
L2502391.UP.FTS.B, 19.43%, 1/25/27 .... 11,606 11,511
L2500727.UP.FTS.B, 19.88%, 1/25/27 .... 6,329 6,275
FW2501295.UP.FTS.B, 20.14%, 1/25/27 .. 782 776
FW2500961.UP.FTS.B, 20.28%, 1/25/27 .. 5,221 5,218
L2500557.UP.FTS.B, 21.25%, 1/25/27 .... 5,440 388
FW2501561.UP.FTS.B, 21.33%, 1/25/27 .. 4,550 4,550
L2503424.UP.FTS.B, 21.51%, 1/25/27 .... 7,726 7,659
L2501728.UP.FTS.B, 21.52%, 1/25/27 .... 4,076 4,025
L2500163.UP.FTS.B, 21.71%, 1/25/27 .... 12,300 12,147
L2502058.UP.FTS.B, 21.83%, 1/25/27 .... 7,900 7,912
L2500977.UP.FTS.B, 22.64%, 1/25/27 .... 5,552 5,560
L2502763.UP.FTS.B, 23.93%, 1/25/27 .... 3,346 979
FW2503468.UP.FTS.B, 24.6%, 1/25/27 ... 2,711 2,715
FW2503375.UP.FTS.B, 24.71%, 1/25/27 .. 2,519 2,509
FW2503209.UP.FTS.B, 25.12%, 1/25/27 .. 5,591 5,598
L2502753.UP.FTS.B, 25.33%, 1/25/27 .... 2,876 452
L2501592.UP.FTS.B, 25.36%, 1/25/27 .... 957 958
L2500577.UP.FTS.B, 25.4%, 1/25/27 .... 1,207 1,209
L2503342.UP.FTS.B, 25.48%, 1/25/27 .... 5,266 5,256
L2500860.UP.FTS.B, 25.49%, 1/25/27 .... 1,113 1,113

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2501610.UP.FTS.B, 25.67%, 1/25/27 .... $ 2,659 $ 2,663
L2502912.UP.FTS.B, 25.69%, 1/25/27 .... 16,654 16,672
L2502995.UP.FTS.B, 25.82%, 1/25/27 .... 2,520 2,518
FW2501208.UP.FTS.B, 25.83%, 1/25/27 .. 15,735 15,759
L2500786.UP.FTS.B, 26.35%, 1/25/27 .... 2,249 2,228
FW2503491.UP.FTS.B, 26.41%, 1/25/27 .. 1,774 1,776
FW2501330.UP.FTS.B, 26.47%, 1/25/27 .. 4,514 4,512
FW2502187.UP.FTS.B, 26.63%, 1/25/27 .. 4,048 4,054
FW2503082.UP.FTS.B, 26.84%, 1/25/27 .. 2,070 2,066
FW2499783.UP.FTS.B, 27.06%, 1/25/27 .. 8,754 1,375
FW2501053.UP.FTS.B, 27.35%, 1/25/27 .. 6,584 6,593
FW2474863.UP.FTS.B, 27.63%, 1/25/27 .. 2,680 2,684
FW2502652.UP.FTS.B, 27.68%, 1/25/27 .. 3,988 3,994
FW2503169.UP.FTS.B, 27.77%, 1/25/27 .. 810 811
FW2501180.UP.FTS.B, 28.56%, 1/25/27 .. 2,453 2,456
FW2500797.UP.FTS.B, 28.58%, 1/25/27 .. 1,613 1,614
FW2502849.UP.FTS.B, 29.19%, 1/25/27 .. 1,208 1,209
FW2501203.UP.FTS.B, 30.73%, 1/25/27 .. 1,156 1,157
FW2503502.UP.FTS.B, 31.01%, 1/25/27 .. 2,111 2,112
FW2502222.UP.FTS.B, 31.02%, 1/25/27 .. 1,062 1,063
FW2501430.UP.FTS.B, 31.03%, 1/25/27 .. 1,490 1,490
FW2502879.UP.FTS.B, 31.04%, 1/25/27 .. 23,980 24,014
FW2502647.UP.FTS.B, 31.05%, 1/25/27 .. 6,898 6,890
FW2502834.UP.FTS.B, 31.11%, 1/25/27 .. 2,192 2,192
FW2502954.UP.FTS.B, 31.14%, 1/25/27 .. 4,339 305
FW2499746.UP.FTS.B, 31.16%, 1/25/27 .. 2,979 2,983
FW2500654.UP.FTS.B, 31.21%, 1/25/27 .. 818 819
FW2503208.UP.FTS.B, 31.21%, 1/25/27 .. 2,151 2,154
FW2502423.UP.FTS.B, 32.98%, 1/25/27 .. 1,366 94
FW2502276.UP.FTS.B, 33.54%, 1/25/27 .. 4,292 4,285
FW2500954.UP.FTS.B, 23.81%, 2/07/27 .. 6,537 6,538
L1729483.UP.FTS.B, 18.23%, 2/17/27 .... 13,863 994
L1729858.UP.FTS.B, 25.05%, 2/17/27 .... 19,143 19,223
FW1729684.UP.FTS.B, 29.1%, 2/17/27 ... 10,388 10,389
FW1729695.UP.FTS.B, 29.91%, 2/17/27 .. 44,873 42,480
L1902477.UP.FTS.B, 13.65%, 3/22/27 .... 7,470 7,394
L1902300.UP.FTS.B, 22.58%, 3/22/27 .... 4,294 1,245
L1901141.UP.FTS.B, 24.79%, 3/22/27 .... 1,637 247
L1901660.UP.FTS.B, 25.23%, 3/22/27 .... 1,396 1,398
FW1901509.UP.FTS.B, 31.16%, 3/22/27 .. 6,583 6,580
L2031108.UP.FTS.B, 11.34%, 4/12/27 .... 37,258 36,825
L2030856.UP.FTS.B, 13.22%, 4/12/27 .... 7,446 7,356
L2031106.UP.FTS.B, 17.27%, 4/12/27 .... 6,656 1,779
L2030776.UP.FTS.B, 18.15%, 4/12/27 .... 4,282 4,240
L2032168.UP.FTS.B, 21.6%, 4/12/27 .... 8,674 8,586
L2032065.UP.FTS.B, 22.33%, 4/12/27 .... 17,482 1,266
FW2032681.UP.FTS.B, 22.41%, 4/12/27 .. 2,110 2,078
L2032407.UP.FTS.B, 25.01%, 4/12/27 .... 983 977
FW2030941.UP.FTS.B, 26.62%, 4/12/27 .. 24,923 3,641
L2032337.UP.FTS.B, 26.62%, 4/12/27 .... 7,985 4,743
FW2031474.UP.FTS.B, 30.22%, 4/12/27 .. 2,947 (134)
L2972334.UP.FTS.B, 6.17%, 4/19/27 .... 38,135 37,849
L2972137.UP.FTS.B, 6.42%, 4/19/27 .... 11,458 11,373
L2971979.UP.FTS.B, 6.84%, 4/19/27 .... 20,523 20,370
L2971286.UP.FTS.B, 7.38%, 4/19/27 .... 19,207 19,065
L2972081.UP.FTS.B, 7.8%, 4/19/27 ..... 4,060 4,030
FW2972190.UP.FTS.B, 7.92%, 4/19/27 ... 36,457 36,189
L2971556.UP.FTS.B, 10.11%, 4/19/27 .... 18,904 18,712
Description
Principal
Amount Value
Upstart Network, Inc. (continued)
L2971728.UP.FTS.B, 11.46%, 4/19/27 .... $ 8,415 $ 8,330
L2971948.UP.FTS.B, 12.78%, 4/19/27 .... 5,923 5,867
L2971527.UP.FTS.B, 13.17%, 4/19/27 .... 8,335 8,252
L2967243.UP.FTS.B, 14.24%, 4/19/27 .... 13,573 13,437
L2970341.UP.FTS.B, 15.34%, 4/19/27 .... 5,486 767
L2971759.UP.FTS.B, 16.29%, 4/19/27 .... 6,132 6,057
L2971657.UP.FTS.B, 16.32%, 4/19/27 .... 1,756 1,736
L2971854.UP.FTS.B, 16.46%, 4/19/27 .... 2,488 2,460
FW2968818.UP.FTS.B, 17.01%, 4/19/27 .. 13,201 13,039
L2970277.UP.FTS.B, 17.94%, 4/19/27 .... 26,036 25,717
FW2971812.UP.FTS.B, 18.16%, 4/19/27 .. 22,800 22,535
L2972316.UP.FTS.B, 18.63%, 4/19/27 .... 40,686 40,232
L2971776.UP.FTS.B, 19.69%, 4/19/27 .... 5,416 5,350
L2972008.UP.FTS.B, 20.74%, 4/19/27 .... 4,531 4,516
FW2971982.UP.FTS.B, 21.48%, 4/19/27 .. 1,406 1,391
L2970145.UP.FTS.B, 22.58%, 4/19/27 .... 7,237 7,135
L2971880.UP.FTS.B, 24%, 4/19/27 ...... 26,893 25,277
FW2971643.UP.FTS.B, 24.95%, 4/19/27 .. 17,966 17,900
L2971841.UP.FTS.B, 25.2%, 4/19/27 .... 1,213 1,207
L2971769.UP.FTS.B, 25.23%, 4/19/27 .... 5,814 873
FW2972220.UP.FTS.B, 26.42%, 4/19/27 .. 3,298 3,281
L2971662.UP.FTS.B, 26.49%, 4/19/27 .... 846 834
FW2972102.UP.FTS.B, 26.72%, 4/19/27 .. 2,767 2,756
FW2972305.UP.FTS.B, 27.33%, 4/19/27 .. 5,092 5,066
FW2972030.UP.FTS.B, 28.07%, 4/19/27 .. 4,257 4,235
FW2101729.UP.FTS.B, 20.8%, 4/23/27 ... 27,094 7,610
L2100737.UP.FTS.B, 22.28%, 4/23/27 .... 15,001 15,077
FW2101765.UP.FTS.B, 29.07%, 4/23/27 .. 3,269 3,282
FW2103611.UP.FTS.B, 30.3%, 4/23/27 ... 1,101 1,067
FW2103415.UP.FTS.B, 31.09%, 4/23/27 .. 10,877 10,860
L2250389.UP.FTS.B, 13.11%, 5/14/27 .... 15,352 15,182
FW2249624.UP.FTS.B, 13.82%, 5/14/27 .. 4,539 1,153
FW2249414.UP.FTS.B, 19.5%, 5/14/27 ... 5,894 5,814
L2248430.UP.FTS.B, 21.51%, 5/14/27 .... 1,158 613
L2250436.UP.FTS.B, 22.79%, 5/14/27 .... 15,183 15,101
L2250392.UP.FTS.B, 22.93%, 5/14/27 .... 2,814 2,795
L2251286.UP.FTS.B, 25.89%, 5/14/27 .... 1,876 1,862
FW2248226.UP.FTS.B, 29.45%, 5/14/27 .. 2,803 196
FW2250225.UP.FTS.B, 30.13%, 5/14/27 .. 1,493 1,491
FW2250032.UP.FTS.B, 32.02%, 5/14/27 .. 3,976 2,343
L2252226.UP.FTS.B, 14.86%, 5/15/27 .... 40,219 39,756
L2251988.UP.FTS.B, 19.87%, 5/15/27 .... 2,213 159
L2252234.UP.FTS.B, 21.66%, 5/15/27 .... 3,634 3,576
FW2253145.UP.FTS.B, 24.76%, 5/15/27 .. 11,676 11,408
FW2253490.UP.FTS.B, 28.02%, 5/15/27 .. 4,645 331
FW2252591.UP.FTS.B, 31.67%, 5/15/27 .. 6,704 6,485
L2497417.UP.FTS.B, 12.27%, 6/24/27 .... 18,668 18,468
L2497350.UP.FTS.B, 13.11%, 6/24/27 .... 8,143 7,637
FW2497520.UP.FTS.B, 17.89%, 6/24/27 .. 5,259 4,940
L2499350.UP.FTS.B, 18.35%, 6/24/27 .... 24,321 22,835
FW2498266.UP.FTS.B, 27.06%, 6/24/27 .. 3,490 3,283
FW2463420.UP.FTS.B, 28.55%, 6/24/27 .. 859 855
FW2497794.UP.FTS.B, 30.97%, 6/24/27 .. 6,804 (450)
FW2497583.UP.FTS.B, 31.24%, 6/24/27 .. 6,655 6,614
L2472114.UP.FTS.B, 7.63%, 6/25/27 ..... 15,136 15,010
L2501446.UP.FTS.B, 11.34%, 6/25/27 .... 2,486 179
L2503121.UP.FTS.B, 17.35%, 6/25/27 .... 9,936 9,815
L2499889.UP.FTS.B, 20.18%, 6/25/27 .... 22,153 21,890

Franklin Universal Trust
Schedule of Investments
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Description
Principal
Amount Value
Marketplace Loans
(continued)
Upstart Network, Inc. (continued)
L2502792.UP.FTS.B, 24.01%, 6/25/27 .... $ 4,992 $ 1,471
L2503278.UP.FTS.B, 24.32%, 6/25/27 .... 9,743 699
L2500638.UP.FTS.B, 25.31%, 6/25/27 .... 881 877
FW2503221.UP.FTS.B, 29%, 6/25/27 .... 23,760 6,856
FW2501815.UP.FTS.B, 29.99%, 6/25/27 .. 6,885 486
FW1729187.UP.FTS.B, 30.3%, 7/17/27 ... 5,753 5,758
L2032742.UP.FTS.B, 22.42%, 9/12/27 .... 2,368 2,339
FW2972075.UP.FTS.B, 9.42%, 9/19/27 ... 31,900 29,910
FW2251363.UP.FTS.B, 16.36%, 10/14/27 . 37,835 37,375
L2253724.UP.FTS.B, 25.49%, 10/15/27 ... 288 283
L2500059.UP.FTS.B, 25.4%, 11/24/27 .... 2,540 52
FW2500185.UP.FTS.B, 30.96%, 11/24/27 . 6,704 6,688
FW2499865.UP.FTS.B, 31.15%, 11/24/27 . 1,675 (4)
FW2498394.UP.FTS.B, 31.2%, 11/24/27 .. 4,602 715
L2498668.UP.FTS.B, 13.66%, 11/25/27 ... 33,351 33,035
FW2502338.UP.FTS.B, 30.04%, 11/25/27 . 4,646 9
L2971929.UP.FTS.B, 24.66%, 2/19/28 .... 18,296 18,038
L1901406.UP.FTS.B, 27.3%, 10/22/28 .... 4,606 4,646
L2475583.UP.FTS.B, 20.34%, 1/25/29 .... 504 498
4,589,122
Total Marketplace Loans (Cost $12,516,695) ....
$11,122,540

Franklin Universal Trust
Financial Statements
Statement of Assets and Liabilities
August 31, 2023
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin
Universal Trust
Assets:
Investments in securities:
Cost - Unaffiliated issuers ................................................................... $211,886,432
Cost - Non-controlled affiliates (Note 4 c ) ........................................................ 7,233,846
Value - Unaffiliated issuers .................................................................. $240,998,497
Value - Non-controlled affiliates (Note 4 c ) ....................................................... 7,233,846
Cash .................................................................................... 29,082
Receivables:
Investment securities sold ................................................................... 199,250
Dividends and interest ..................................................................... 3,016,488
Total assets .......................................................................... 251,477,163
Liabilities:
Payables:
Management fees ......................................................................... 155,988
Trustees' fees and expenses ................................................................. 135
Accrued interest (Note 3) ................................................................... 1,173,631
Senior fixed rate Notes, at par value of $65,000,000 less unamortized Note issuance costs of $984 (Note 3 ) ....... 64,999,016
Accrued expenses and other liabilities ........................................................... 289,113
Total liabilities ......................................................................... 66,617,883
Net assets, at value ................................................................. $184,859,280
Net assets consist of:
Paid-in capital ............................................................................. $158,969,690
Total distributable earnings (losses) ............................................................. 25,889,590
Net assets, at value ................................................................. $184,859,280
Shares outstanding ......................................................................... 25,131,894
Net asset value per share .................................................................... $7.36

Franklin Universal Trust
Financial Statements
Statement of Operations
for the year ended August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Investment income:
Dividends: (net of foreign taxes of $19,664)
Unaffiliated issuers ........................................................................ $3,715,799
Non-controlled affiliates (Note 4 c ) ............................................................. 315,913
Interest:
Unaffiliated issuers ........................................................................ 12,089,878
Income from securities loaned:
Unaffiliated entities (net of fees and rebates) ..................................................... 5,279
Non-controlled affiliates (Note 4 c ) ............................................................. 6,883
Total investment income ................................................................... 16,133,752
Expenses:
Management fees (Note 4 a ) ................................................................... 1,922,245
Transfer agent fees ......................................................................... 79,550
Custodian fees (Note 5 ) ...................................................................... 2,012
Reports to shareholders fees .................................................................. 49,508
Professional fees ........................................................................... 99,983
Trustees' fees and expenses .................................................................. 2,977
Amortization of note issuance costs (Note 3) ...................................................... 25,034
Marketplace lending fees (Note 1 e ) ............................................................. 459,588
Interest expense (Note 3) ..................................................................... 2,541,518
Other .................................................................................... 146,061
Total expenses ......................................................................... 5,328,476
Expense reductions (Note 5 ) ............................................................... (900)
Expenses waived/paid by affiliates (Note 4c) ................................................... (33,460)
Net expenses ......................................................................... 5,294,116
Net investment income ................................................................ 10,839,636
Realized and unrealized gains (losses):
Net realized gain (loss) from:
Investments:
Unaffiliated issuers ...................................................................... (6,178,389)
Foreign currency transactions ................................................................ (1,260)
Net realized gain (loss) .................................................................. (6,179,649)
Net change in unrealized appreciation (depreciation) on:
Investments:
Unaffiliated issuers ...................................................................... (8,498,807)
Translation of other assets and liabilities denominated in foreign currencies .............................. 536
Net change in unrealized appreciation (depreciation) ............................................ (8,498,271)
Net realized and unrealized gain (loss) ............................................................ (14,677,920)
Net increase (decrease) in net assets resulting from operations .......................................... $(3,838,284)

Franklin Universal Trust
Financial Statements
Statements of Changes in Net Assets
franklintempleton.com
The accompanying notes are an integral part of these financial statements. Annual Report

Franklin Universal Trust
Year Ended
August 31, 2023
Year Ended
August 31, 2022
Increase (decrease) in net assets:
Operations:
Net investment income ................................................. $10,839,636 $10,398,489
Net realized gain (loss) ................................................. (6,179,649) 2,697,904
Net change in unrealized appreciation (depreciation) ........................... (8,498,271) (20,486,901)
Net increase (decrease) in net assets resulting from operations ................ (3,838,284) (7,390,508)
Distributions to shareholders .............................................. (9,130,871) (13,802,436)
Distributions to shareholders from tax return of capital ........................... (5,224,467) —
Total distributions to shareholders .......................................... (14,355,338) (13,802,436)
Net increase (decrease) in net assets ................................... (18,193,622) (21,192,944)
Net assets:
Beginning of year ....................................................... 203,052,902 224,245,846
End of year ........................................................... $184,859,280 $203,052,902

Franklin Universal Trust
Financial Statements
Statement of Cash Flows
for the year ended August 31, 2023
franklintempleton.com
Annual Report The accompanying notes are an integral part of these financial statements.

Franklin
Universal Trust
Cash flow from operating activities:
Dividends, interest and other income received ..................................................... $ 15,438,549
Operating expenses paid ..................................................................... (2,735,660)
Interest expense paid ........................................................................ (2,544,634)
Cash collateral paid for securities loaned ......................................................... (167,512)
Realized loss on foreign currency transactions ..................................................... (1,260)
Purchases of long-term investments ............................................................. (43,528,436)
Sales and maturities of long-term investments ..................................................... 42,429,156
Net sales of short-term investments ............................................................. 2,609,956
Cash provided - operating activities .......................................................... 11,500,159
Cash flow from financing activities:
Cash distributions to shareholders .............................................................. (14,355,338)
Cash used - financing activities ............................................................. (14,355,338)
Net increase (decrease) in cash ................................................................. (2,855,179)
Cash at beginning of year ...................................................................... 2,884,261
Cash at end of year ........................................................................... $29,082
Reconciliation of Net Increase (Decrease) in Net Assets resulting from Operating Activities to Net Cash
Provided by Operating Activities
for the year ended August 31, 2023
Net increase (decrease) in net assets resulting from operating activities .................................... $ (3,838,284)
Adjustments to reconcile net increase (decrease) in net assets resulting from operating activities to net cash provided by operating activities:
Net amortization income .................................................................. (208,170)
Amortization of Note issuance costs .......................................................... 25,034
Reinvested dividends from non-controlled affiliates ............................................... (315,913)
Interest received in the form of securities ...................................................... (25,377)
Increase in dividends and interest receivable and other assets ...................................... (120,902)
Decrease in interest payable ............................................................... (3,116)
Decrease in payable to affiliates, accrued expenses, and other liabilities ............................... (8,096)
Increase in receivable for investments sold ..................................................... (199,250)
Decrease in collateral for securities loaned ..................................................... (167,512)
Decrease in cost of investments ............................................................. 7,862,938
Increase in unrealized depreciation on investments. .............................................. 8,498,807
Net cash provided by operating activities ........................................................... $11,500,159

Franklin Universal Trust

franklintempleton.com
Annual Report
Notes to Financial Statements
1. Organization and Significant Accounting Policies
Franklin Universal Trust (Fund) is registered under the
Investment Company Act of 1940 (1940 Act) as a closed-end
management investment company. The Fund follows the
accounting and reporting guidance in Financial Accounting
Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC
946) and applies the specialized accounting and reporting
guidance in U.S. Generally Accepted Accounting Principles
(U.S. GAAP), including, but not limited to, ASC 946.
The following summarizes the Fund's significant accounting
policies.
a. Financial Instrument Valuation
The Fund's investments in financial instruments are carried
at fair value daily. Fair value is the price that would be
received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the
measurement date. The Fund calculates the net asset value
(NAV) per share each business day as of 4 p.m. Eastern
time or the regularly scheduled close of the New York Stock
Exchange (NYSE), whichever is earlier.  Senior Fixed
Rate Notes issued by the Fund are carried at cost. Under
compliance policies and procedures approved by the Fund’s
Board of Trustees (the Board), the Board has designated
the Fund’s investment manager as the valuation designee
and has responsibility for oversight of valuation. The
investment manager is assisted by the Fund’s administrator
in performing this responsibility, including leading the cross-
functional Valuation Committee (VC). The Fund may utilize
independent pricing services, quotations from securities and financial instrument dealers, and other market sources to
determine fair value.
Equity securities listed on an exchange or on the NASDAQ
National Market System are valued at the last quoted sale
price or the official closing price of the day, respectively.
Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is
primarily traded, or as of 4 p.m. Eastern time. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day
that the value of the security is determined. Over-the-counter
(OTC) securities are valued within the range of the most
recent quoted bid and ask prices. Securities that trade
in multiple markets or on multiple exchanges are valued
according to the broadest and most representative market.
Certain equity securities are valued based upon fundamental
characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather
than on a securities exchange. The Fund's pricing services
use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through
which quotes from market makers are used to determine
fair value. In instances where sufficient market activity
may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market
characteristics such as benchmark yield curves, credit
spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities
denominated in a foreign currency are converted into their
U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the
foreign debt securities are determined.
Investments in open-end mutual funds are valued at the
closing NAV. Investments in repurchase agreements are
valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value
of financial instruments for which market prices are not
reliable or readily available. Under these procedures,
the Fund primarily employs a market-based approach
which may use related or comparable assets or liabilities,
recent transactions, market multiples, and other relevant
information for the investment to determine the fair value of the investment. An income-based valuation approach may
also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any
restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the
fair values may differ significantly from the values that would have been used had an active market existed.
Trading in securities on foreign securities stock exchanges
and OTC markets may be completed before 4 p.m. Eastern
time. In addition, trading in certain foreign markets may not take place on every Fund's business day. Events can occur
between the time at which trading in a foreign security
is completed and 4 p.m. Eastern time that might call into

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the
value of the Fund's portfolio securities as determined at the foreign market close and the latest indications of value at
4 p.m. Eastern time. In order to minimize the potential for
these differences, an independent pricing service may be
used to adjust the value of the Fund's portfolio securities to the latest indications of fair value at 4 p.m. Eastern time.
When the last day of the reporting period is a non-business
day, certain foreign markets may be open on those days
that the Fund's NAV is not calculated, which could result
in differences between the value of the Fund's portfolio
securities on the last business day and the last calendar day of the reporting period. Any security valuation changes due
to an open foreign market are adjusted and reflected by the
Fund for financial reporting purposes.
b. Foreign Currency Translation
Portfolio securities and other assets and liabilities
denominated in foreign currencies are translated into U.S.
dollars based on the exchange rate of such currencies
against U.S. dollars on the date of valuation. The Fund may
enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases
and sales of securities, income and expense items
denominated in foreign currencies are translated into U.S.
dollars at the exchange rate in effect on the transaction date.
Portfolio securities and assets and liabilities denominated
in foreign currencies contain risks that those currencies will decline in value relative to the U.S. dollar. Occasionally,
events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent
value. If such an event occurs, the foreign exchange rate
will be valued at fair value using procedures established and approved by the Board.
The Fund does not separately report the effect of changes
in foreign exchange rates from changes in market prices
on securities held. Such changes are included in net
realized and unrealized gain or loss from investments in the
Statement of Operations.
Realized foreign exchange gains or losses arise from sales
of foreign currencies, currency gains or losses realized
between the trade and settlement dates on securities
transactions and the difference between the recorded
amounts of dividends, interest, and foreign withholding
taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains
and losses arise from changes in foreign exchange rates
on foreign denominated assets and liabilities other than
investments in securities held at the end of the reporting
period.
c. Securities Lending
The Fund participates in an agency based securities lending
program to earn additional income. The Fund receives
collateral in the form of cash and/or U.S. Government
and Agency securities against the loaned securities in an
amount equal to at least 102% of the fair value of the loaned securities. Collateral is maintained over the life of the loan in an amount not less than 100% of the fair value of loaned
securities, as determined at the close of Fund business each day; any additional collateral required due to changes in
security values is delivered to the Fund on the next business day. Any cash collateral received is deposited into a joint
cash account with other funds and is used to invest in a
money market fund managed by Franklin Advisers, Inc., an
affiliate of the Fund. The Fund may receive income from
the investment of cash collateral, in addition to lending fees and rebates paid by the borrower. Income from securities
loaned, net of fees paid to the securities lending agent and/
or third-party vendor, is reported separately in the Statement of Operations. The Fund bears the market risk with respect
to any cash collateral investment, securities loaned, and
the risk that the agent may default on its obligations to the
Fund. If the borrower defaults on its obligation to return the securities loaned, the Fund has the right to repurchase the
securities in the open market using the collateral received.
The securities lending agent has agreed to indemnify the
Fund in the event of default by a third party borrower. At
August 31, 2023, the Fund had no securities on loan.
d. Senior Floating Rate Interests
The Fund invests in senior secured corporate loans that pay
interest at rates which are periodically reset by reference
to a base lending rate plus a spread. These base lending
rates are generally the prime rate offered by a designated
U.S. bank or the Secured Overnight Financing Rate (SOFR).
Senior secured corporate loans often require prepayment of
1. Organization and Significant Accounting Policies
(continued)
a. Financial Instrument Valuation
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
principal from excess cash flows or at the discretion of the borrower. As a result, actual maturity may be substantially
less than the stated maturity. Senior secured corporate loans in which the Fund invests are generally readily marketable,
but may be subject to certain restrictions on resale.
e. Marketplace Lending
The Fund invests in loans obtained through marketplace
lending. Marketplace lending, sometimes referred to as
peer-to-peer lending, is a method of financing in which a
platform facilitates the borrowing and lending of money. It is considered an alternative to more traditional forms of debt
financing. Prospective borrowers are required to provide
certain financial information to the platform, including, but not limited to, the intended purpose of the loan, income,
employment information, credit score, debt-to-income ratio,
credit history (including defaults and delinquencies) and
home ownership status. Based on this and other information,
the platform assigns its own credit rating to the borrower and sets the interest rate for the requested loan. The platform
then posts the borrowing requests online, giving investors
the opportunity to purchase the loans based on factors such
as the interest rates and expected yields of the loans, the
borrower background data, and the credit rating assigned by
the platform.
When the Fund invests in these loans, it usually purchases
all rights, title and interest in the loans pursuant to a loan purchase agreement directly from the platform. The platform
or a third-party servicer typically continues to service the loans, collecting payments and distributing them to the Fund, less any servicing fees assessed. The servicer is typically
responsible for taking actions against a borrower in the event of a default on the loan. Servicing fees, along with other
administration fees, are included in marketplace lending fees in the Statement of Operations. The Fund, as an investor in
a loan, would be entitled to receive payment only from the
borrower and would not be able to recover any deficiency
from the platform, except under very narrow circumstances.
The loans in which the Fund may invest are unsecured.
f. Income and Deferred Taxes
It is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code. The Fund
intends to distribute to shareholders substantially all of its taxable income and net realized gains to relieve it from
federal income and excise taxes. As a result, no provision for
U.S. federal income taxes is required.
The Fund may be subject to foreign taxation related to
income received, capital gains on the sale of securities
and certain foreign currency transactions in the foreign
jurisdictions in which it invests. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist
in the foreign markets in which the Fund invests. When a
capital gain tax is determined to apply, the Fund records an estimated deferred tax liability in an amount that would be
payable if the securities were disposed of on the valuation
date.
The Fund may recognize an income tax liability related to its uncertain tax positions under U.S. GAAP when the uncertain
tax position has a less than 50% probability that it will be sustained upon examination by the tax authorities based
on its technical merits. As of August 31, 2023, the Fund has determined that no tax liability is required in its financial statements related to uncertain tax positions for any open
tax years (or expected to be taken in future tax years). Open tax years are those that remain subject to examination and
are based on the statute of limitations in each jurisdiction in which the Fund invests.
g. Security Transactions, Investment Income,
Expenses and Distributions
Security transactions are accounted for on trade date.
Realized gains and losses on security transactions are
determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization
of premium and accretion of discount on debt securities
are included in interest income. Paydown gains and losses
are recorded as an adjustment to interest income in the
Statement of Operations. The Fund may receive other
income from investments in senior secured corporate
loans or unfunded commitments, including amendment
fees, consent fees or commitment fees. These fees are
recorded as income when received by the Fund. Facility
fees are recognized as income over the expected term of
the loan. Dividend income is recorded on the ex-dividend
date except for certain dividends from securities where the
1. Organization and Significant Accounting Policies
(continued)
d. Senior Floating Rate Interests
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
dividend rate is not available. In such cases, the dividend
is recorded as soon as the information is received by the
Fund. Distributions to shareholders are recorded on the
ex-dividend date. Distributable earnings are determined
according to income tax regulations (tax basis) and may
differ from earnings recorded in accordance with U.S.
GAAP. These differences may be permanent or temporary.
Permanent differences are reclassified among capital
accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations.
Temporary differences are not reclassified, as they may
reverse in subsequent periods.
h. Accounting Estimates
The preparation of financial statements in accordance with
U.S. GAAP requires management to make estimates and
assumptions that affect the reported amounts of assets
and liabilities at the date of the financial statements and
the amounts of income and expenses during the reporting
period. Actual results could differ from those estimates.
i. Guarantees and Indemnifications
Under the Fund’s organizational documents, its officers
and trustees are indemnified by the Fund against certain
liabilities arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the
Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum
exposure under these arrangements is unknown as this
would involve future claims that may be made against the
Fund that have not yet occurred. Currently, the Fund expects the risk of loss to be remote.
2. Shares of Beneficial Interest
At August 31, 2023, there were an unlimited number of shares authorized ($0.01 par value). During the years ended August
31, 2023 and August 31, 2022 there were no shares issued; all reinvested distributions were satisfied with previously issued shares purchased in the open market.
Under the Board approved open-market share repurchase program, the Fund may purchase, from time to time, Fund shares in open-market transactions, at the discretion of management. During the years ended August 31, 2023 and August 31, 2022, there were no shares repurchased.
3. Senior Fixed Rate Notes
On August 28, 2018, the Fund issued $65 million principal amount of a new class of five-year senior fixed rate notes (Notes).
The Notes bear interest, payable semi-annually, at a rate of 3.91% per year, to maturity on September 15, 2023. The
Notes are general unsecured obligations of the Fund and rank senior to trust shares and all existing or future unsecured indebtedness of the Fund. For the year ended August 31, 2023, total interest paid by the Fund on the Notes was $2,544,634.
The Fund is required to maintain on a monthly basis a specified discounted asset value for its portfolio in compliance with guidelines established in the Notes Agreement, and is required under the 1940 Act to maintain asset coverage for the Notes of at least 300%. The Fund has met these requirements during the year ended August 31, 2023. The issuance costs of $114,819 incurred by the Fund are deferred and amortized on an interest method basis over the term of the Notes. For the year ended
August 31, 2023, the Fund amortized $25,034 of Notes issuance costs. Subject to certain restrictions and make whole premiums, the Fund may prepay the Notes at any time. At August 31, 2023, if the Notes were fully prepaid, the make whole premium related to the current balance of the Notes would have been $0.
The Fund employs an income-based approach to determine the fair value of the Notes, which uses the Notes’ current credit rating, remaining time to maturity, stated coupon rates, the current yield of a comparable asset, and a liquidity premium. At
August 31, 2023, the estimated fair value of the Notes was approximately $64,954,000. The inputs used in determining the fair value of the Notes represent Level 3 in the fair value hierarchy. See Note 9 regarding fair value measurements for additional information about fair value hierarchy and Level 3 inputs.
1. Organization and Significant Accounting Policies
(continued)
g. Security Transactions, Investment Income,
Expenses and Distributions
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
On September 15, 2023, the Notes matured and were paid in full.
4. Transactions with Affiliates
Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton.
Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:
a. Management Fees
The Fund pays an investment management fee, calculated weekly and paid monthly, to Advisers of 0.75% per year of the average weekly managed assets. Managed assets are defined as the Fund’s gross asset value minus the sum of accrued liabilities, other than the principal amount of the Notes.
b. Administrative Fees
Under an agreement with Advisers, FT Services provides administrative services to the Fund. The fee is paid by Advisers based on the Fund's average daily net assets, and is not an additional expense of the Fund.
c. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a “Controlled Affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund’s outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. Management fees paid by the Fund are waived on assets invested in the affiliated management investment companies, as noted in the Statement of Operations, in an amount not to exceed the management and administrative fees paid directly or indirectly by each affiliate. During the year ended August 31, 2023, the Fund held investments in affiliated management investment companies as follows:
Subsidiary Affiliation
Franklin Advisers, Inc. (Advisers) Investment manager
Franklin Templeton Services, LLC (FT Services) Administrative manager aa
Value at
Beginning
of Year Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Year
Number of
Shares Held
at End
of Year
Investment
Income
a       a   a   a   a   a   a   a
Franklin Universal Trust
Non-Controlled Affiliates
Dividends
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $9,360,377 $32,679,309 $(34,805,840) $— $— $7,233,846 7,233,846 $315,913
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 5.066% $134,000 $7,795,000 $(7,929,000) $— $— $— — $6,883
Total Affiliated Securities ... $9,494,377 $40,474,309 $(42,734,840) $— $— $7,233,846 $322,796
3. Senior Fixed Rate Notes
(continued)

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
5. Expense Offset Arrangement
The Fund has previously entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the year ended August 31, 2023, the custodian fees were reduced as noted in the Statement of Operations. Effective July 10, 2023, earned credits, if any, will be recognized as income.
6. Income Taxes
For tax purposes, capital losses may be carried over to offset future capital gains.
At August 31, 2023, the capital loss carryforwards were as follows:
For tax purposes, the Fund may elect to defer any portion of a post-October capital loss or late-year ordinary loss to the first day of the following fiscal year. At August 31, 2023, the Fund deferred late-year ordinary losses of $563.
The tax character of distributions paid during the years ended August 31, 2023 and 2022, was as follows:
At August 31, 2023, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Differences between income and/or capital gains as determined on a book basis and a tax basis are primarily due to differing treatments of defaulted securities, paydown losses, bond discounts and premiums, corporate actions and complex securities.
7. Investment Transactions
Purchases and sales of investments (excluding short term securities) for the year ended August 31, 2023, aggregated
$43,528,436 and $46,214,053, respectively.
Capital loss carryforwards not subject to expiration:
Short term ................................................................................ $81,983
Long term ................................................................................ 3,063,507
Total capital loss carryforwards ............................................................... $3,145,490
2023 2022
Distributions paid from:
Ordinary income .......................................................... $7,777,366 $13,022,703
Long term capital gain ...................................................... 1,353,505 779,733
Return of capital ........................................................... 5,224,467 —
$14,355,338 $13,802,436
Cost of investments .......................................................................... $219,196,616
Unrealized appreciation ........................................................................ $53,002,757
Unrealized depreciation ........................................................................ (23,967,030)
Net unrealized appreciation (depreciation) .......................................................... $29,035,727

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
8. Credit Risk and Defaulted Securities
At August 31, 2023, the Fund had 54.6% of its portfolio invested in high yield or other securities rated below investment grade and unrated securities. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.
The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At August
31, 2023, the aggregate value of these securities was $689,261, representing 0.4% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified in the accompanying Schedule of Investments.
9. Credit Facility
On September 15, 2023, the Fund entered into a senior secured margin loan and security agreement (Credit Facility) with
Bank of America, N.A. (BofA) pursuant to which the Fund borrowed the maximum commitment amount of $60 million for a
3-year term, which matures on September 14, 2026. The Credit Facility provides a source of funds to the Fund to purchase additional investments as part of its investment strategy.
Under the terms of the Credit Facility, the Fund pays interest on outstanding borrowings at a fixed rate of 5.95%. Collateral pledged by the Fund associated with outstanding borrowings is held in a segregated account with the Fund’s custodian.
10. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of August 31, 2023, in valuing the Fund's assets carried at fair value, is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Electric Utilities ........................ $ 45,976,471 $ — $ — $ 45,976,471
Independent Power and Renewable Electricity
Producers .......................... 1,071,850 1,719,159 — 2,791,009
Metals & Mining ....................... 4,766,363 — — 4,766,363
Multi-Utilities .......................... 30,207,172 — — 30,207,172

Franklin Universal Trust
Notes to Financial Statements

franklintempleton.com
Annual Report
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Common Stocks:
Oil, Gas & Consumable Fuels ............. $ 2,550,582 $ 488,714 $ — $ 3,039,296
Preferred Stocks ......................... 530,750 — — 530,750
Warrants ............................... 1,357 — — 1,357
Convertible Bonds ....................... — 1,988 — 1,988
Corporate Bonds :
Aerospace & Defense ................... — 602,853 — 602,853
Automobile Components ................. — 4,599,200 — 4,599,200
Automobiles .......................... — 1,130,786 — 1,130,786
Banks ............................... — 902,340 — 902,340
Beverages ........................... — 614,880 — 614,880
Biotechnology ......................... — 433,049 — 433,049
Broadline Retail ....................... — 867,150 — 867,150
Building Products ...................... — 4,260,079 — 4,260,079
Capital Markets ........................ — 439,318 — 439,318
Chemicals ........................... — 6,628,495 — 6,628,495
Commercial Services & Supplies ........... — 2,704,267 — 2,704,267
Communications Equipment .............. — 892,982 — 892,982
Construction & Engineering ............... — 2,151,001 — 2,151,001
Construction Materials .................. — 512,415 — 512,415
Consumer Finance ..................... — 3,810,364 — 3,810,364
Consumer Staples Distribution & Retail ...... — 692,752 — 692,752
Containers & Packaging ................. — 6,955,398 — 6,955,398
Distributors ........................... — 821,810 — 821,810
Diversified Consumer Services ............ — 723,040 — 723,040
Diversified REITs ...................... — 2,351,622 — 2,351,622
Diversified Telecommunication Services ..... — 4,542,023 — 4,542,023
Electric Utilities ........................ — 1,316,664 — 1,316,664
Electrical Equipment .................... — 2,493,091 — 2,493,091
Electronic Equipment, Instruments &
Components ........................ — 434,815 — 434,815
Energy Equipment & Services ............. — 5,130,490 — 5,130,490
Entertainment ......................... — 1,799,685 — 1,799,685
Financial Services ...................... — 2,130,984 — 2,130,984
Food Products ........................ — 1,556,966 — 1,556,966
Ground Transportation .................. — 1,835,296 — 1,835,296
Health Care Equipment & Supplies ......... — 1,221,498 — 1,221,498
Health Care Providers & Services .......... — 5,802,026 — 5,802,026
Health Care REITs ..................... — 170,136 — 170,136
Hotel & Resort REITs ................... — 648,215 — 648,215
Hotels, Restaurants & Leisure ............. — 10,874,546 —
a
10,874,546
Household Durables .................... — 2,323,046 — 2,323,046
Independent Power and Renewable Electricity
Producers .......................... — 3,372,425 — 3,372,425
Insurance ............................ — 1,099,315 — 1,099,315
IT Services ........................... — 3,539,293 — 3,539,293
Life Sciences Tools & Services ............ — 980,000 — 980,000
Machinery ............................ — 2,987,423 — 2,987,423
Media ............................... — 6,706,047 — 6,706,047
Metals & Mining ....................... — 2,924,427 — 2,924,427
Mortgage Real Estate Investment Trusts
(REITs) ............................ — 1,430,408 — 1,430,408
Oil, Gas & Consumable Fuels ............. — 18,469,482 —
a
18,469,482
Paper & Forest Products ................. — 279,798 — 279,798
Passenger Airlines ..................... — 1,664,403 — 1,664,403
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the year. At August 31, 2023, the reconciliation is as follows:
Level 1 Level 2 Level 3 Total
Franklin Universal Trust (continued)
Assets: (continued)
Investments in Securities:
Corporate Bonds:
Personal Care Products ................. $ — $ 1,401,797 $ — $ 1,401,797
Pharmaceuticals ....................... — 2,503,002 — 2,503,002
Real Estate Management & Development .... — 1,342,559 — 1,342,559
Software ............................. — 2,457,276 — 2,457,276
Specialized REITs ...................... — 968,307 — 968,307
Specialty Retail ........................ — 3,139,955 — 3,139,955
Textiles, Apparel & Luxury Goods .......... — 401,936 — 401,936
Trading Companies & Distributors .......... — 931,903 — 931,903
Wireless Telecommunication Services ....... — 843,269 — 843,269
Senior Floating Rate Interests ............... — 101,635 — 101,635
Marketplace Loans ....................... — — 11,122,540 11,122,540
Asset-Backed Securities ................... — 609,859 — 609,859
Escrows and Litigation Trusts ............... — 33,750 — 33,750
Short Term Investments ................... 7,233,846 — — 7,233,846
Total Investments in Securities ........... $92,338,391 $144,771,412 $11,122,540 $248,232,343
a
Includes financial instruments determined to have no value.
Balance at
Beginning of
Year Purchases
a
Sales
b
Transfer
Into
Level 3
c
Transfer
Out of
Level 3
Net
Accretion
(Amortiza-
tion)
Net
Realized
Gain
(Loss)
Net
Unr ealized
Appreciatio n
( Depreciation )
Balance
at End
of Year
Net Change in
Unrealized
Appreciation
(Depreciation)
on Assets
Held at
Year End
a a a a a a a a a a a
Franklin Universal Trust
Assets:
Investments in Securities:
Common Stocks :
Oil, Gas & Consumable
Fuels .......... $ —
d
$ — $ (151) $ — $ — $ — $ (74,975) $ 75,126 $ — $ —
Warrants :
Oil, Gas & Consumable
Fuels .......... —
d
— —
d
— — — — — — —
Corporate Bonds :
Hotels, Restaurants &
Leisure ......... 540 — — — — — — (540) —
d
(540)
Oil, Gas & Consumable
Fuels .......... — — — 3,864 — — — (3,864) —
d
(3,864)
Marketplace Loans :
Financial Services ... 21,006,789 65,045 (9,771,298) — — — (453,448) 275,452 11,122,540
d
(483,153)
Total Investments in
Securities ............ $21,007,329 $65,045 $(9,771,449) $3,864 $— $— $(528,423) $346,174 $11,122,540 $(487,557)
a
Purchases include all purchases of securities and securities received in corporate actions.
b
Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Notes to Financial Statements

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Annual Report
Significant unobservable valuation inputs for material Level 3 assets and/or liabilities and impact to fair value as a result of changes in unobservable valuation inputs as of August 31, 2023, are as follows:
11. Subsequent Events
The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure other than those already disclosed in the financial statements.
Abbreviations
c
Transferred into Level 3 as a result of the unavailability of a quoted market price in an active market for identical securities or other significant observable valuation inputs.
May include amounts related to a corporate action.
d
Includes financial instruments determined to have no value.
Description
Fair Value at
End of Year Valuation Technique Unobservable Inputs
Amount
(Weighted
Average)
a
Impact to
Fair Value
if Input
Increases
b
Franklin Universal Trust
Assets:
Investments in Securities:
Marketplace Loans:
Financial Services
...........
$11,122,540 Discounted cash flow Loss-adjusted
discount rate
0.1% - 18.7%
(8.3%)
Decrease
Projected loss rate 3.3% - 50.1%
(18.7%)
Decrease
All Other Investments
..........
—
c
Total $11,122,540
a
Weighted based on the relative fair value of the financial instruments.
b
Represents the directional change in the fair value of the Level 3 financial instruments that would result from a significant and reasonable increase in the corresponding input.
A significant and reasonable decrease in the input would have the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
c
Includes financial instruments determined to have no value.
Selected Portfolio
ADR
American Depositary Receipt
CME
Chicago Mercantile Exchange
FRN
Floating Rate Note
PIK
Payment-In-Kind
REIT
Real Estate Investment Trust
SOFR
Secured Overnight Financing Rate
10. Fair Value Measurements
(continued)

Franklin Universal Trust
Report of Independent Registered Public Accounting Firm

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Annual Report
To the Board of Trustees and Shareholders of Franklin Universal Trust
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Franklin
Universal Trust (the "Fund") as of August 31, 2023, the related statements of operations and cash flows for the year ended
August 31, 2023, the statements of changes in net assets for each of the two years in the period ended August 31, 2023, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2023
(collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2023, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2023 and the financial highlights for each of the five years in the period ended August 31, 2023 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2023 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinion.
PricewaterhouseCoopers LLP
San Francisco, California
October 23, 2023
We have served as the auditor of one or more investment companies in the Franklin Templeton Group of Funds since 1948.

Franklin Universal Trust
Tax Information (unaudited)

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Annual Report
By mid-February, tax information related to a shareholder's proportionate share of distributions paid during the preceding calendar year will be received, if applicable. Please also refer to www.franklintempleton.com for per share tax information related to any distributions paid during the preceding calendar year. Shareholders are advised to consult with their tax advisors for further information on the treatment of these amounts on their tax returns.
The following tax information for the Fund is required to be furnished to shareholders with respect to income earned and distributions paid during its fiscal year.
The Fund hereby reports the following amounts, or if subsequently determined to be different, the maximum allowable amounts, for the fiscal year ended August 31, 2023:
Pursuant to: Amount Reported
Long-Term Capital Gain Dividends Distributed §852(b)(3)(C) $1,538,072
Income Eligible for Dividends Received Deduction (DRD) §854(b)(1)(A) $3,459,032
Qualified Dividend Income Earned (QDI) §854(b)(1)(B) $3,754,460
Qualified Net Interest Income (QII) §871(k)(1)(C) $4,486,955
Section 163(j) Interest Earned §163(j) $4,646,418

Franklin Universal Trust

franklintempleton.com
Annual Report
Important Information to Shareholders
Share Repurchase Program
The Fund’s Board previously authorized an open-market
share repurchase program, pursuant to which the Fund may
purchase Fund shares, from time to time, up to 10% of the
Fund’s common shares in open-market transactions, at the
discretion of management. This authorization remains in
effect.
Approval of Borrowing Arrangements
Effective as of September 15, 2023, the Fund is a party
to a committed, senior, secured line of credit (the “Credit
Facility”) with Bank of America, N.A. The Credit Facility has a maximum commitment of $60,000,000 and continues
for a three-year term, maturing on September 14, 2026.
Please See Note 9 for additional details. The purpose of the
Credit Facility Renewal is to retire and refinance the Fund’s outstanding $65 million in notes.
Information About the Fund’s Goal and Main
Investments, Principal Investment Strategy, and
Principal Risks
Your Fund’s Goal and Main Investments
The Fund’s primary investment objective is to provide high,
current income consistent with preservation of capital. Its
secondary objective is growth of income through dividend
increases and capital appreciation.
Principal Investment Strategy
We invest primarily in two asset classes: high-yield
bonds and utility stocks. Within the high-yield portion of
the portfolio, we use fundamental research to invest in a
diversified portfolio of bonds. Within the utility portion of the portfolio, we focus on companies with attractive dividend
yields and with a history of increasing their dividends.
In seeking to obtain higher income, the Fund may invest in
a significant portion of its portfolio in lower-rated U.S. debt securities that have high income producing characteristics,
including obligations of corporations and other business
organizations. Lower-rated securities generally pay higher
yields than more highly rated securities to compensate
investors for the higher risk. The Fund may also invest in
income producing debt obligations of the U.S. Government,
its agencies and instrumentalities, and foreign governments
and supranational organizations. Under normal market
conditions, the Fund generally will invest between 60%
and 80% of its total assets in high income producing debt
securities of U.S. and foreign issuers, allocated among
issuers, geographic regions, and currency denominations
in a manner that is consistent with its objectives based
upon relative interest rates among various instruments
denominated in different currencies, the outlook for changes in these interest rates, and anticipated changes in currency exchange rates.
Under normal market conditions, the Fund will invest
approximately 20% to 40% of its assets in dividend-paying
common and preferred stocks. The Fund will emphasize
investment in common stocks paying high current dividends
with a focus on public utility companies. The Fund may also
invest in the equity and convertible securities of companies engaged in the business of extracting and processing
precious metals and natural resources, such as gold mining
stocks.
The Fund may also invest a small portion of its total assets in loans originated through on-line marketplace lending
platforms that provide a marketplace for lending through the purchase of loans (either individually or in aggregations)
and other types of marketplace lending instruments (See the
Notes to Financial Statements for further information) .
Securities may be purchased by the Fund on a “when
issued” or on a “forward delivery” basis, which means that
the obligations will be delivered at a future date beyond
customary settlement time.
The Fund employs leverage through the use of a senior
secured revolving credit facility which provided the Fund with the opportunity to retire and refinance prior leverage. (See the Notes to Financial Statements for further information) .
The Fund may also invest in short-term U.S. government
securities and other money market instruments (including
certificates of deposit, commercial paper, bankers’
acceptances, short-term foreign government securities, and
repurchase agreements) although it typically will not invest more than 5% of its total assets in such securities except for temporary defensive purposes.

Franklin Universal Trust
Important Information to Shareholders

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Annual Report
Principal Investment Risks
You could lose money by investing in the Fund. Closed-end
fund shares are not deposits or obligations of, or guaranteed or endorsed by, any bank, and are not insured by the
Federal Deposit Insurance Corporation, the Federal Reserve
Board, or any other agency of the U.S. government.
High-Yield Debt Securities
Issuers of lower-rated or “high-yield” debt securities (also known as “junk bonds”) are not as strong financially as
those issuing higher credit quality debt securities. High-yield debt securities are generally considered predominantly
speculative by the applicable rating agencies as their
issuers are more likely to encounter financial difficulties
because they may be more highly leveraged, or because of
other considerations. In addition, high yield debt securities generally are more vulnerable to changes in the relevant
economy, such as a recession or a sustained period of rising interest rates, that could affect their ability to make interest and principal payments when due. The prices of high-yield
debt securities generally fluctuate more than those of higher credit quality. High-yield debt securities are generally more illiquid (harder to sell) and harder to value.
Interest Rate
When interest rates rise, debt security prices generally fall.
The opposite is also generally true: debt security prices rise when interest rates fall. Interest rate changes are influenced by a number of factors, including government policy,
monetary policy, inflation expectations, perceptions of risk, and supply of and demand for bonds. In general, securities
with longer maturities or durations are more sensitive to
interest rate changes.
Credit
An issuer of debt securities may fail to make interest
payments or repay principal when due, in whole or in part.
Changes in an issuer’s financial strength or in a security’s or government’s credit rating may affect a security’s value.
Utilities Industry
Utility company equity securities historically have been
sensitive to interest rate movements: when interest rates
have risen, the stock prices of these companies have tended
to fall. Regulatory changes in certain states have led to
greater competition in the industry and the emergence of
non-regulated providers as a significant part of the industry, and could impact the operations of regulated providers
and increase the cost of compliance. These trends have
also made shares of some utility companies less sensitive
to interest rate changes but more sensitive to changes in
revenue and earnings and caused them to reduce the ratio
of their earnings they pay out as dividends. In addition,
the industry is subject to a variety of risks specific to this industry: utilities may find it difficult to obtain adequate returns on invested capital in spite of rate increases or
because rate increases become increasingly difficult to
obtain; they may face difficulty in financing large construction programs during inflationary and rising interest rate periods;
utilities are subject to many restrictions on operations and increased costs due to environmental and safety regulations;
utilities may face difficulties in obtaining fuel sources, such as coal, for electric generation at reasonable prices; utilities may face risks associated with the operation of nuclear
power plants (including litigation, issues associated with
the use of radioactive materials and the effects of natural or man-made disasters); utilities may face greater demands
in providing reliable service with the increasing complexity of the power grid; utilities also may be subject to adverse
effects of the results of energy conservation programs
as well as other factors affecting the level of demand for
services.
Market
The market values of securities or other investments
owned by the Fund will go up or down, sometimes rapidly
or unpredictably. The market value of a security or other
investment may be reduced by market activity or other
results of supply and demand unrelated to the issuer. This is a basic risk associated with all investments. When there are more sellers than buyers, prices tend to fall. Likewise, when there are more buyers than sellers, prices tend to rise.
Leverage
The Fund employs leverage through a senior secured
revolving credit facility which provides the Fund with a
source to refinance and retire other leverage. The Fund’s
use of leverage creates an opportunity for increased returns, but it also creates special risks. The cost of leverage rises and falls with changes in short-term interest rates. The
costs of using leverage may be greater than the proceeds
of the leverage. The Fund’s leveraging strategy may not be
successful.

Franklin Universal Trust
Important Information to Shareholders

franklintempleton.com
Annual Report
Foreign Securities (non-U.S.)
Investing in foreign securities typically involves more
risks than investing in U.S. securities, and includes risks
associated with: (i) internal and external political and
economic developments – e.g., the political, economic and
social policies and structures of some foreign countries may be less stable and more volatile than those in the U.S. or
some foreign countries may be subject to trading restrictions or economic sanctions; (ii) trading practices – e.g.,
government supervision and regulation of foreign securities
and currency markets, trading systems and brokers may be
less than in the U.S.; (iii) availability of information – e.g., foreign issuers may not be subject to the same disclosure,
accounting and financial reporting standards and practices
as U.S. issuers; (iv) limited markets – e.g., the securities of certain foreign issuers may be less liquid (harder to
sell) and more volatile; and (v) currency exchange rate
fluctuations and policies – e.g., fluctuations may negatively affect investments denominated in foreign currencies and
any income received or expenses paid by the Fund in that
foreign currency. The risks of foreign investments may be
greater in developing or emerging market countries.
Management
The Fund is subject to management risk because it is
an actively managed investment portfolio. The Fund’s
investment manager applies investment techniques and risk
analyses in making investment decisions for the Fund, but
there can be no guarantee that these decisions will produce
the desired results.
The following information is a summary of certain
changes since the last fiscal year. This information may
not reflect all of the changes that have occurred since
you purchased the Fund.
There have not been any material changes during the last
fiscal year.

Franklin Universal Trust
Annual Meeting of Shareholders

franklintempleton.com
Annual Report
The Annual Meeting of Shareholders (the “Meeting”) for Franklin Universal Trust (Fund) was held on March 9, 2023. At the
Meeting, shareholders elected Harris J. Ashton, Edith E. Holiday and Rupert H. Johnson, Jr. as Trustees of the Fund to hold office for a three year term, set to expire at the 2026 Annual Meeting of Shareholders. These terms continue, however, until their successors are duly elected and qualified or until a Trustee’s resignation, retirement, death or removal, whichever is earlier.
The results of the voting were as follows:
Note: Terrance J. Checki, Mary C. Choksi, Gregory E. Johnson, J. Michael Luttig, Larry D. Thompson and Valerie M. Williams
are Trustees of the Fund who are currently serving and whose terms of office continued after the meeting.
Trustee Nominees Shares For
Shares
Withheld
Harris J. Ashton 13,231,125 4,300,912
Edith E. Holiday 13,237,945 4,294,092
Rupert H. Johnson, Jr. 13,236,202 4,295,836

Franklin Universal Trust

franklintempleton.com
Annual Report
Dividend Reinvestment and Cash Purchase Plan
The Fund’s Dividend Reinvestment and Cash Purchase Plan (Plan) offers you a prompt and simple way to reinvest dividends and capital gain distributions in shares of the Fund. The Plan also allows you to purchase additional shares of the Fund by making voluntary cash payments. Equiniti Trust Company, LLC (Plan Agent), P.O. Box 922, Wall Street Station, New York, NY
10269-0560, acts as your Plan Agent in administering the Plan.
You are automatically enrolled in the Plan unless you elect to receive dividends or distributions in cash. If you own shares in your own name, you should notify the Plan Agent, in writing, if you wish to receive dividends or distributions in cash.
If the Fund declares a dividend or capital gain distribution payable either in cash or in stock of the Fund and the market price of shares on the valuation date equals or exceeds the net asset value, the Fund will issue new shares to you at the higher of net asset value or 95% of the then current market price. Whenever the Fund declares a distribution from capital gains or an income dividend payable in either cash or shares, if the net asset value per share of the Fund’s common stock exceeds the market price per share on the valuation date, the Plan Agent shall apply the amount of such dividend or distribution payable to participants to the purchase of shares (less their pro rata share of brokerage commissions incurred with respect to open market purchases in connection with the reinvestment of such dividend or distribution). If the price exceeds the net asset value before the Plan Agent has completed its purchases, the average purchase price may exceed the net asset value, resulting in fewer shares being acquired than if the Fund had issued new shares. All reinvestments are in full and fractional shares, carried to three decimal places. The Fund will not issue shares under the Plan at a price below net asset value.
The Plan permits you on a voluntary basis to submit in cash payments of not less than $100 each up to a total of $5,000 per month to purchase additional shares of the Fund. It is entirely up to you whether you wish to buy additional shares with voluntary cash payments, and you do not have to send in the same amount each time if you do. These payments should be made by check or money order payable to Equiniti Trust Company, LLC and sent to Equiniti Trust Company, LLC, P.O. Box
922, Wall Street Station, New York, NY 10269-0560, Attn: Franklin Universal Trust.
Your cash payment will be aggregated with the payments of other participants and invested on your behalf by the Plan Agent in shares of the Fund that are purchased in the open market.
The Plan Agent will invest cash payments on approximately the 5th of each month in which no dividend or distribution is payable and, during each month in which a dividend or distribution is payable, will invest cash payments beginning on the dividend payment date. Under no circumstances will interest be paid on your funds held by the Plan Agent. Accordingly, you should send any voluntary cash payments you wish to make shortly before an investment date but in sufficient time to ensure that your payment will reach the Plan Agent not less than two business days before an investment date. Payments received less than two business days before an investment date will be invested during the next month or, if there are more than 30 days until the next investment date, will be returned to you. You may obtain a refund of any cash payment by written notice, if the Plan Agent receives the written notice not less than 48 hours before an investment date.
There is no direct charge to participants for reinvesting dividends and capital gain distributions, since the Plan Agent’s fees are paid by the Fund. However, when shares are purchased in the open market, each participant will pay a pro rata portion of any brokerage commissions incurred. The Plan Agent will deduct a $5.00 service fee from each of your voluntary cash payments.
The automatic reinvestment of dividends and capital gain distributions does not relieve you of any taxes which may be payable on dividends or distributions. In connection with the reinvestment of dividends and capital gain distributions, if the Fund issues new shares, shareholders receiving such shares generally will be treated as having a distribution equal to the market value of the shares received, and if shares are purchased on the open market, shareholders generally will be treated as having received a distribution equal to the cash distribution that would have been paid.
The Fund does not issue new shares in connection with voluntary cash payments. All investments are in full and fractional shares, carried to three decimal places. If the market price exceeds the net asset value at the time the Plan Agent purchases the additional shares, you will receive shares at a price greater than the net asset value.

Franklin Universal Trust
Dividend Reinvestment and Cash Purchase Plan

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Annual Report
You will receive a monthly account statement from the Plan Agent showing total dividends and capital gain distributions, date of investment, shares acquired and price per share, and total shares of record held by you and by the Plan Agent for you. You are entitled to vote all shares of record, including shares purchased for you by the Plan Agent, and, if you vote by proxy, your proxy will include all such shares.
As long as you participate in the Plan, the Plan Agent will hold the shares it has acquired for you in safekeeping, in its name or in the name of its nominee. This convenience provides added protection against loss, theft or inadvertent destruction of certificates. However, you may request that a certificate representing your Plan shares be issued to you.
You may withdraw from the Plan without penalty at any time by notifying the Plan Agent, in writing, at the address above. If you withdraw, you will receive, without charge, stock certificates issued in your name for all full shares. The Plan Agent will convert any fractional shares you hold at the time of your withdrawal to cash at current market price and send you a check for the proceeds.
If you hold shares in your own name, please address all notices, correspondence, questions, or other communications regarding the Plan to the Plan Agent at the address noted above. If your shares are not held in your name, you should contact your brokerage firm, bank, or other nominee for more information and to determine if our nominee will participate in the Plan on your behalf.
The Fund or the Plan Agent may amend or terminate the Plan. You will receive written notice at least 90 days before the effective date of termination or of any amendment. In the case of termination, you will receive written notice at least 90 days before the record date of any dividend or capital gain distribution by the Fund.

Franklin Universal Trust
Board Members and Officers

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Annual Report
The name, year of birth and address of the officers and board members, as well as their affiliations, positions held with the
Trust, principal occupations during at least the past five years and number of U.S. registered portfolios overseen in the
Franklin Templeton/Legg Mason fund complex, are shown below. Generally, each board member serves until that person’s successor is elected and qualified.
Independent Board Members
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Harris J. Ashton (1932) Trustee Since 1998 119 Bar-S Foods (meat packing company) (1981-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President, Chief
Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
Terrence J. Checki (1945) Trustee Since 2018 119 Hess Corporation (exploration of oil and gas) (2014-present).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Member of the Council on Foreign Relations (1996-present); Member of the National Committee on U.S.-China Relations (1999-present);
member of the board of trustees of the Economic Club of New York (2013-present); member of the board of trustees of the Foreign Policy
Association (2005-present); member of the board of directors of Council of the Americas (2007-present) and the Tallberg Foundation
(2018-present); and formerly , Executive Vice President of the Federal Reserve Bank of New York and Head of its Emerging Markets and
Internal Affairs Group and Member of Management Committee (1995-2014); and Visiting Fellow at the Council on Foreign Relations (2014).
Mary C. Choksi (1950) Trustee Since 2014 119 Omnicom Group Inc. (advertising and marketing communications
services) (2011-present) and White
Mountains Insurance Group, Ltd.
(holding company) (2017-present);
and formerly , Avis Budget Group
Inc. (car rental) (2007-2020).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Founder and Senior Advisor, Strategic Investment Group (investment management group)
(2015-2017); Founding Partner and Senior Managing Director, Strategic Investment Group (1987-2015); Founding Partner and Managing
Director, Emerging Markets Management LLC (investment management firm) (1987-2011); and Loan Officer/Senior Loan Officer/Senior
Pension Investment Officer, World Bank Group (international financial institution) (1977-1987).

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Annual Report
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Edith E. Holiday (1952) Lead
Independent
Trustee
Trustee since 2004
and Lead Independent
Trustee since 2019
119 Hess Corporation (exploration of oil
and gas) (1993-present), Santander
Consumer USA Holdings, Inc.
(consumer finance) (2016-present);
Santander Holdings USA (holding
company) (2019-present); and
formerly , Canadian National
Railway (railroad) (2001-2021),
White Mountains Insurance Group,
Ltd. (holding company) (2004-
2021), RTI International Metals,
Inc. (manufacture and distribution
of titanium) (1999-2015) and H.J.
Heinz Company (processed foods
and allied products) (1994-2013).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director or Trustee of various companies and trusts; and formerly , Assistant to the President of the United States and Secretary of the
Cabinet (1990-1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and Assistant
Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
J. Michael Luttig (1954) Trustee Since 2009 119 Boeing Capital Corporation (aircraft financing) (2006-2010).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Counselor and Special Advisor to the CEO and Board of Directors of The Coca-Cola Company (beverage company) (2021-present); and
formerly , Counselor and Senior Advisor to the Chairman, CEO, and Board of Directors, of The Boeing Company (aerospace company), and member of the Executive Council (2019-2020); Executive Vice President, General Counsel and member of the Executive Council, The Boeing
Company (2006-2019); and Federal Appeals Court Judge, United States Court of Appeals for the Fourth Circuit (1991-2006).
Larry D. Thompson (1945) Trustee Since 2007 119 Graham Holdings Company
(education and media organization)
(2011-2021); The Southern
Company (energy company)
(2014-2020; previously (2010-
2012) and Cbeyond, Inc. (business
communications provider) (2010-
2012).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; Counsel, Finch McCranie, LLP (law firm) (2015-present); John A. Sibley Professor of Corporate and Business
Law, University of Georgia School of Law (2015-present; previously 2011-2012); and formerly , Independent Compliance Monitor and Auditor,
Volkswagen AG (manufacturer of automobiles and commercial vehicles) (2017-2020); Executive Vice President - Government Affairs, General
Counsel and Corporate Secretary, PepsiCo, Inc. (consumer products) (2012-2014); Senior Vice President - Government Affairs, General
Counsel and Secretary, PepsiCo, Inc. (2004-2011); Senior Fellow of The Brookings Institution (2003-2004); Visiting Professor, University of
Georgia School of Law (2004); and Deputy Attorney General, U.S. Department of Justice (2001-2003).
Independent Board Members
(continued)

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Annual Report
Interested Board Members and Officers
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Valerie M. Williams (1956) Trustee Since 2021 110 Omnicom Group, Inc. (advertising and marketing communications
services) (2016-present), DTE
Energy Co. (gas and electric
utility) (2018-present), Devon
Energy Corporation (exploration
and production of oil and gas)
(2021-present); and formerly ,
WPX Energy, Inc. (exploration and
production of oil and gas) (2018-
2021).
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director of various companies; and formerly , Regional Assurance Managing Partner, Ernst & Young LLP (public accounting) (2005-2016) and various roles of increasing responsibility at Ernst & Young (1981-2005).
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Gregory E. Johnson
2
(1961) Chairman of the
Board, Senior
Vice President
and Trustee
Chairman of the
Board and Senior Vice
President since January
2023 and Trustee since
2013
129 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Executive Chairman, Chairman of the Board and Director, Franklin Resources, Inc.; officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex; Vice
Chairman, Investment Company Institute; and formerly , Chief Executive Officer (2013-2020) and President (1994-2015) Franklin Resources,
Inc.
Rupert H. Johnson, Jr.
3
(1945) Trustee Since 1988 119 None
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director (Vice Chairman), Franklin Resources, Inc.; Director, Franklin Advisers, Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of certain funds in the Franklin Templeton/Legg Mason fund complex.
Ted P. Becker (1951) Chief
Compliance
Officer
Since June 2023 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Vice President, Global Compliance of Franklin Templeton (since 2020); Chief Compliance Officer of Legg Mason Partners Fund Advisor, LLC
(since 2006); Chief Compliance Officer of certain funds associated with Legg Mason & Co. or its affiliates (since 2006); formerly , Director of
Global Compliance at Legg Mason (2006 to 2020); Managing Director of Compliance of Legg Mason & Co. (2005 to 2020).
Sonal Desai, Ph.D. (1963) President and
Chief Executive
Officer –
Investment
Management
Since 2018 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Director and Executive Vice President, Franklin Advisers, Inc.; Executive Vice President, Franklin Templeton Institutional, LLC; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Independent Board Members
(continued)

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Note 1: Rupert H. Johnson, Jr. is the uncle of Gregory E. Johnson.
Note 2: Officer information is current as of the date of this report. It is possible that after this date, information about officers may change.
1. We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton/Legg Mason fund complex. These portfolios have a common investment manager or affiliated investment managers.
2. Gregory E. Johnson is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director of Franklin
Resources, Inc. (Resources), which is the parent company of the Fund's investment manager and distributor.
3.Rupert H. Johnson, Jr. is considered to be an interested person of the Fund under the federal securities laws due to his position as an officer and director and a major shareholder of Resources, which is the parent company of the Fund's investment manager and distributor.
The Sarbanes-Oxley Act of 2002 and Rules adopted by the Securities and Exchange Commission require the Fund to disclose whether the Fund’s Audit
Committee includes at least one member who is an audit committee financial expert within the meaning of such Act and Rules. The Fund’s Board has determined that there is at least one such financial expert on the Audit Committee and has designated Mary C. Choksi as its audit committee financial expert. The Board believes that Ms. Choksi qualifies as such an expert in view of her extensive business background and experience. She served as a director of Avis Budget
Group, Inc. (2007 to 2020) and formerly, Founder and Senior Advisor, Strategic Investment Group (1987 to 2017). Ms. Choksi has been a Member of the Fund’s
Audit Committee since 2014. As a result of such background and experience, the Board believes that Ms. Choksi has acquired an understanding of generally accepted accounting principles and financial statements, the general application of such principles in connection with the accounting estimates, accruals and reserves, and analyzing and evaluating financial statements that present a breadth and level of complexity of accounting issues generally comparable to those of the Fund, as well as an understanding of internal controls and procedures for financial reporting and an understanding of audit committee functions. Ms. Choksi is an independent Board member as that term is defined under the relevant Securities and Exchange Commission Rules and Releases.
Name, Year of Birth
and Address Position
Length of
Time Served
Number of Portfolios in
Fund Complex Overseen
by Board Member
1
Other Directorships Held
During at Least the Past 5 Years
Matthew T. Hinkle (1971) Chief Executive
Officer – Finance
and Administration
Since 2017 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Vice President, Franklin Templeton Services, LLC; officer of certain funds in the Franklin Templeton/Legg Mason fund complex; and
formerly , Vice President, Global Tax (2012-April 2017) and Treasurer/Assistant Treasurer, Franklin Templeton (2009-2017).
Susan Kerr (1949) Vice President -
AML Compliance
Since 2021 Not Applicable Not Applicable
280 Park Avenue
New York, NY 10017
Principal Occupation During at Least the Past 5 Years:
Senior Compliance Analyst, Franklin Templeton; Chief Anti-Money Laundering Compliance Officer, Legg Mason & Co., or its affiliates; Anti
Money Laundering Compliance Officer; Senior Compliance Officer, LMIS; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Christopher Kings (1974) Chief Financial
Officer, Chief
Accounting Officer
and Treasurer
Since 2022 Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Treasurer, U.S. Fund Administration & Reporting; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Navid J. Tofigh (1972) Vice President
and Secretary
Vice President
since 2015 and
Secretary since
June 2023
Not Applicable Not Applicable
One Franklin Parkway
San Mateo, CA 94403-1906
Principal Occupation During at Least the Past 5 Years:
Senior Associate General Counsel, Franklin Templeton; and officer of certain funds in the Franklin Templeton/Legg Mason fund complex.
Interested Board Members and Officers
(continued)

Franklin Universal Trust
Shareholder Information

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Annual Report
Board Approval of Investment
Management Agreements
FRANKLIN UNIVERSAL TRUST
(Fund)
At an in-person meeting held on April 18, 2023 (Meeting),
the Board of Trustees (Board) of the Fund, including a
majority of the trustees who are not “interested persons”
as defined in the Investment Company Act of 1940
(Independent Trustees), reviewed and approved the
continuance of the investment management agreement
between Franklin Advisers, Inc. (Manager) and the Fund
(Management Agreement) for an additional one-year period.
The Independent Trustees received advice from and met
separately with Independent Trustee counsel in considering
whether to approve the continuation of the Management
Agreement.
In considering the continuation of the Management
Agreement, the Board reviewed and considered information
provided by the Manager at the Meeting and throughout
the year at meetings of the Board and its committees. The
Board also reviewed and considered information provided
in response to a detailed set of requests for information
submitted to the Manager by Independent Trustee counsel
on behalf of the Independent Trustees in connection with
the annual contract renewal process. In addition, prior to the
Meeting, the Independent Trustees held a virtual contract
renewal meeting at which the Independent Trustees first
conferred amongst themselves and Independent Trustee
counsel about contract renewal matters; and then met with
management to request additional information that the
Independent Trustees reviewed and considered prior to and
at the Meeting. The Board reviewed and considered all of the factors it deemed relevant in approving the continuance of
the Management Agreement, including, but not limited to: (i)
the nature, extent and quality of the services provided by the
Manager; (ii) the investment performance of the Fund; (iii)
the costs of the services provided and profits realized by the
Manager and its affiliates from the relationship with the Fund;
(iv) the extent to which economies of scale are realized as
the Fund grows; and (v) whether fee levels reflect these
economies of scale for the benefit of Fund investors.
In approving the continuance of the Management
Agreement, the Board, including a majority of the
Independent Trustees, determined that the terms of the
Management Agreement are fair and reasonable and that
the continuance of the Management Agreement is in the
best interests of the Fund and its shareholders. While
attention was given to all information furnished, the following discusses some primary factors relevant to the Board’s
determination.
Nature, Extent and Quality of Services
The Board reviewed and considered information regarding
the nature, extent and quality of investment management
services provided by the Manager and its affiliates to the
Fund and its shareholders. This information included, among
other things, the qualifications, background and experience
of the senior management and investment personnel of the
Manager, as well as information on succession planning
where appropriate; the structure of investment personnel
compensation; oversight of third-party service providers;
investment performance reports and related financial
information for the Fund (including its share price discount to net asset value); reports on expenses and shareholder
services; legal and compliance matters; risk controls;
pricing and other services provided by the Manager and its
affiliates; and management fees charged by the Manager
and its affiliates to US funds and other accounts, including management’s explanation of differences among accounts
where relevant. The Board acknowledged management’s
continued development of strategies to address areas of
heightened concern in the mutual fund industry, including
various regulatory initiatives and continuing geopolitical
concerns.
The Board also reviewed and considered the benefits
provided to Fund shareholders of investing in a fund that
is part of the Franklin Templeton (FT) family of funds. The
Board noted the financial position of Franklin Resources,
Inc. (FRI), the Manager’s parent, and its commitment to the
mutual fund business as evidenced by its reassessment of
the fund offerings in response to the market environment
and project initiatives and capital investments relating to the services provided to the Fund by the FT organization. The
Board specifically noted FT’s commitment to technological
innovation and advancement and investments to promote
alternative investing.
Following consideration of such information, the Board
was satisfied with the nature, extent and quality of services provided by the Manager and its affiliates to the Fund and its shareholders.

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Shareholder Information

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Annual Report
Fund Performance
The Board reviewed and considered the performance results
of the Fund over various time periods ended December
31, 2022. The Board considered the performance returns
for the Fund in comparison to the performance returns of
mutual funds deemed comparable to the Fund included in
a universe (Performance Universe) selected by Broadridge
Financial Solutions, Inc. (Broadridge), an independent
provider of investment company data. The Board received a
description of the methodology used by Broadridge to select
the mutual funds included in a Performance Universe. The
Board also reviewed and considered Fund performance
reports provided and discussions that occurred with
portfolio managers at Board meetings throughout the year.
A summary of the Fund’s performance results is below.
Such results are based on net asset value without regard to
market discounts or premiums.
The Performance Universe for the Fund included the
Fund and all leveraged closed-end high yield funds. The
Board noted that the Fund’s annualized income return for
the one-, three-, five- and 10-year periods was below the
median and in the fifth quintile (worst) of its Performance
Universe. The Board also noted that the Fund’s annualized
total return for the one-, three-, five- and 10-year periods was above the median and in the first quintile (best) of its
Performance Universe. The Board further noted that the
Fund’s annualized income return for each of the one-, three-, five- and 10-year periods, while below the median, was
6.52%, 5.62%, 5.31% and 5.61%, respectively. The Board
concluded that the Fund’s performance was satisfactory.
Comparative Fees and Expenses
The Board reviewed and considered information regarding
the Fund’s actual total expense ratio and its various
components, including, as applicable, management fees;
underlying fund expenses; investment-related expenses;
and other non-management fees. The Board considered the
actual total expense ratio and, separately, the contractual
management fee rate, without the effect of fee waivers,
if any (Management Rate) of the Fund in comparison to
the median expense ratio and median Management Rate,
respectively, of other mutual funds deemed comparable to
and with a similar expense structure to the Fund selected by
Broadridge (Expense Group). Broadridge fee and expense
data is based upon information taken from each fund’s
most recent annual or semi-annual report, which reflects
historical asset levels that may be quite different from those currently existing, particularly in a period of market volatility.
While recognizing such inherent limitation and the fact that expense ratios and Management Rates generally increase
as assets decline and decrease as assets grow, the Board
believed the independent analysis conducted by Broadridge
to be an appropriate measure of comparative fees and
expenses. The Broadridge Management Rate includes
administrative charges. The Board received a description of
the methodology used by Broadridge to select the mutual
funds included in the Expense Group.
The Expense Group for the Fund included the Fund and 11
other high yield (leveraged) funds. The Board noted that the
Management Rate for the Fund was below the median of its
Expense Group. The Board also noted that the annual total
expense ratio for the Fund was above the median and in
the fifth quintile (most expensive) of its Expense Group. The
Board inquired about the above median annual total expense
ratio for the Fund and noted management’s explanation that
the expense ratio reflected investment-related expenses that were higher than those of other funds in the Expense Group.
After consideration of the above, the Board concluded that
the Management Rate charged to the Fund is reasonable.
Profitability
The Board reviewed and considered information regarding
the profits realized by the Manager and its affiliates in
connection with the operation of the Fund. In this respect,
the Board considered the Fund profitability analysis provided by the Manager that addresses the overall profitability of
FT’s US fund business, as well as its profits in providing
investment management and other services to each of
the individual funds during the 12-month period ended
September 30, 2022, being the most recent fiscal year-
end for FRI. The Board noted that although management
continually makes refinements to its methodologies used
in calculating profitability in response to organizational
and product-related changes, the overall methodology has
remained consistent with that used in the Fund’s profitability report presentations from prior years. The Board also noted
that PricewaterhouseCoopers LLP, auditor to FRI and certain
FT funds, has been engaged by the Manager to periodically
review and assess the allocation methodologies to be used
solely by the Fund’s Board with respect to the profitability analysis.
The Board noted management’s belief that costs incurred
in establishing the infrastructure necessary for the type of mutual fund operations conducted by the Manager and
its affiliates may not be fully reflected in the expenses
allocated to the Fund in determining its profitability, as
well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. As part of this evaluation, the Board
considered management’s outsourcing of certain operations,
which effort has required considerable up-front expenditures

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Shareholder Information

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Annual Report
by the Manager but, over the long run is expected to result
in greater efficiencies. The Board also noted management’s
expenditures in improving shareholder services provided
to the Fund, as well as the need to implement systems and
meet additional regulatory and compliance requirements
resulting from recent US Securities and Exchange
Commission and other regulatory requirements.
The Board also considered the extent to which the Manager
and its affiliates might derive ancillary benefits from fund operations, potential benefits resulting from personnel
and systems enhancements necessitated by fund growth,
as well as increased leverage with service providers and
counterparties. Based upon its consideration of all these
factors, the Board concluded that the level of profits realized by the Manager and its affiliates from providing services to the Fund was not excessive in view of the nature, extent and quality of services provided to the Fund.
Economies of Scale
The Board reviewed and considered the extent to which
the Manager may realize economies of scale, if any, as the
Fund grows larger and whether the Fund’s management fee
structure reflects any economies of scale for the benefit of shareholders. The Board believes that the Manager’s ability
to realize economies of scale and the sharing of such benefit is a more relevant consideration in the case of an open-end
fund whose size increases as a result of the continuous sale of its shares. A closed-end fund, such as the Fund, does
not continuously offer shares, and growth following its initial public offering will primarily result from market appreciation, which benefits its shareholders. While believing economies
of scale to be less of a factor in the context of a closed-end fund, the Board believes at some point an increase in size
may lead to economies of scale that would be shared with
the Fund and its shareholders and intends to monitor future
growth of the Fund accordingly. The Board recognized that
there would not likely be any economies of scale for the
Fund until the Fund’s assets grow. The Board considered the
Manager’s view that any analyses of potential economies
of scale in managing a particular fund are inherently limited in light of the joint and common costs and investments the
Manager incurs across the FT family of funds as a whole
Conclusion
Based on its review, consideration and evaluation of all
factors it believed relevant, including the above-described
factors and conclusions, the Board unanimously approved
the continuation of the Management Agreement for an
additional one-year period.
Proxy Voting Policies and Procedures
The Trust’s investment manager has established Proxy
Voting Policies and Procedures (Policies) that the Trust
uses to determine how to vote proxies relating to portfolio
securities. Shareholders may view the Trust’s complete
Policies online at franklintempleton.com. Alternatively,
shareholders may request copies of the Policies free of
charge by calling the Proxy Group collect at (954) 527-
7678 or by sending a written request to: Franklin Templeton
Companies, LLC, 300 S.E. 2nd Street, Fort Lauderdale,
FL 33301, Attention: Proxy Group. Copies of the Trust’s
proxy voting records are also made available online at
franklintempleton.com and posted on the U.S. Securities and
Exchange Commission’s website at sec.gov and reflect the
most recent 12-month period ended June 30.
Quarterly Schedule of Investments
The Trust files a complete schedule of investments with
the U.S. Securities and Exchange Commission for the first
and third quarters for each fiscal year as an exhibit to its report on Form N-PORT. Shareholders may view the filed
Form N-PORT by visiting the Commission’s website at sec.
gov. The filed form may also be viewed and copied at the
Commission’s Public Reference Room in Washington, DC.
Information regarding the operations of the Public Reference
Room may be obtained by calling (800) SEC-0330.

FUT A 10/23
© 2023 Franklin Templeton Investments. All rights reserved.
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Annual Report
Franklin Universal Trust
Investment Manager Transfer Agent
Franklin Advisers, Inc.
(800) DIAL BEN
®
/
342-5236
Equiniti Trust Company, LLC
6201 15th Avenue
Brooklyn, NY 11219
www.equiniti.com

Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 13(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Mary C. Choksi and she is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

Item 4.
 Principal Accountant Fees and Services.

(a)      Audit Fees
The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or for services that are normally provided by the principal accountant in connection with statutory and regulatory filings or engagements were $79,340 for the fiscal year ended August 31, 2023 and $73,797 for the fiscal year ended August 31, 2022.

(b)      Audit-Related Fees
There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of Item 4.

There were no fees paid to the principal accountant for assurance and related services rendered by the principal accountant to the registrant's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant that are reasonably related to the performance of the audit of their financial statements.

(c)      Tax Fees
There were no fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant for tax compliance, tax advice and tax planning.

The aggregate fees paid to the principal accountant for professional services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant for tax compliance, tax advice and tax planning were $70,000 for the fiscal year ended August 31, 2023, and $0 for the fiscal year ended August 31, 2022. The services for which these fees were paid included global access to tax platform International Tax View.

(d)      All Other Fees
There were no fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant not reported in paragraphs (a)-(c) of Item 4.

The aggregate fees paid to the principal accountant for products and services rendered by the principal accountant to the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant not reported in paragraphs (a)-(c) of Item 4 were $13,000 for the fiscal year ended August 31, 2023 and $276,195 for the fiscal year ended August 31, 2022. The services for which these fees were paid included professional fees in connection with determining the feasibility of a U.S. direct lending structure, professional services relating to the readiness assessment over Greenhouse Gas Emissions and Energy, professional fees relating to security counts, fees in connection with license for accounting and business knowledge platform Viewpoint, and fees in connection with license for employee development tool ProEdge.

(e) (1) The registrant’s audit committee is directly responsible for approving the services to be provided by the auditors, including:

      (i)   pre-approval of all audit and audit related services;

      (ii)  pre-approval of all non-audit related services to be provided to the Fund by the auditors;

      (iii) pre-approval of all non-audit related services to be provided to the registrant by the auditors to the registrant’s investment adviser or to any entity that controls, is controlled by or is under common control with the registrant’s investment adviser and that provides ongoing services to the registrant where the non-audit services relate directly to the operations or financial reporting of the registrant; and

      (iv)  establishment by the audit committee, if deemed necessary or appropriate, as an alternative to committee pre-approval of services to be provided by the auditors, as required by paragraphs (ii) and (iii) above, of policies and procedures to permit such services to be pre-approved by other means, such as through establishment of guidelines or by action of a designated member or members of the committee; provided the policies and procedures are detailed as to the particular service and the committee is informed of each service and such policies and procedures do not include delegation of audit committee responsibilities, as contemplated under the Securities Exchange Act of 1934, to management; subject, in the case of (ii) through (iv), to any waivers, exceptions or exemptions that may be available under applicable law or rules.

(e) (2) None of the services provided to the registrant described in paragraphs (b)-(d) of Item 4 were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of regulation S-X.

(f) No disclosures are required by this Item 4(f).

(g) The aggregate non-audit fees paid to the principal accountant for services rendered by the principal accountant to the registrant and the registrant’s investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the registrant were $83,000 for the fiscal year ended August 31, 2023 and $276,195 for the fiscal year ended August 31, 2022.

(h) The registrant’s audit committee of the board has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) N/A

(j) N/A

Item 5. Audit Committee
of Listed Registrants.

Members of the Audit Committee are:
Terrence J. Checki,
Mary C. Choksi
,
Edith E. Holiday,
J. Michael Luttig and Larry D. Thompson.

Item 6. Schedule of Investments.                      N/A

Item 7
. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund's investment manager, Franklin Advisers, Inc. in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the investment manager.

RESPONSIBILITY OF THE INVESTMENT MANAGER TO VOTE PROXIES

Franklin Templeton Investment Solutions, a separate investment group within Franklin Templeton, comprised of investment personnel from the SEC-registered investment advisers listed on Appendix A (hereinafter individually an “Investment Manager” and collectively the "Investment Managers") have delegated the administrative duties with respect to voting proxies for securities to the Franklin Templeton Proxy Group. Proxy duties consist of disseminating proxy materials and analyses of issuers whose stock is owned by any client (including both investment companies and any separate accounts managed by the Investment Managers) that has either delegated proxy voting administrative responsibility to the Investment Managers or has asked for information and/or recommendations on the issues to be voted. The Investment Managers will inform advisory clients that have not delegated the voting responsibility but that have requested voting advice about the Investment Managers’ views on such proxy votes. The Proxy Group also provides these services to other advisory affiliates of the Investment Managers.

The Proxy Group will process proxy votes on behalf of, and the Investment Managers vote proxies solely in the best interests of, separate account clients, the Investment Managers’-managed investment company shareholders, or shareholders of funds that have appointed Franklin Templeton International Services S.à.r.l. (“FTIS S.à.r.l.”) as the Management Company, provided such funds or clients have properly delegated such responsibility in writing, or, where employee benefit plan assets subject to the Employee Retirement Income Security Act of 1974, as amended, are involved (“ERISA accounts”), in the best interests of the plan participants and beneficiaries (collectively, "Advisory Clients"), unless (i) the power to vote has been specifically retained by the named fiduciary in the documents in which the named fiduciary appointed the Investment Managers or (ii) the documents otherwise expressly prohibit the Investment Managers from voting proxies. The Investment Managers recognize that the exercise of voting rights on securities held by ERISA plans for which the Investment Managers have voting responsibility is a fiduciary duty that must be exercised with care, skill, prudence and diligence.

In certain circumstances, Advisory Clients are permitted to direct their votes in a solicitation pursuant to the Investment Management Agreement. An Advisory Client that wishes to direct its vote shall give reasonable prior written notice to the Investment Managers indicating such intention and provide written instructions directing the Investment Managers or the Proxy Group to vote regarding the solicitation. Where such prior written notice is received, the Proxy Group will vote proxies in accordance with such written notification received from the Advisory Client.

The Investment Managers have adopted and implemented Proxy Voting Policies and Procedures (“Proxy Policies”) that they believe are reasonably designed to ensure that proxies are voted in the best interest of Advisory Clients in accordance with their fiduciary duties and rule 206(4)-6 under the Investment Advisers Act of 1940. To the extent that the Investment Managers have a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client, the Investment Managers may delegate proxy voting responsibility to the Affiliated Subadviser. The Investment Managers may also delegate proxy voting responsibility to a subadviser that is not an Affiliated Subadviser in certain limited situations as disclosed to fund shareholders (e.g., where an Investment Manager to a pooled investment vehicle has engaged a subadviser that is not an Affiliated Subadviser to manage all or a portion of the assets).

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

All proxies received by the Proxy Group will be voted based upon the Investment Managers’ instructions and/or policies. To assist it in analyzing proxies of equity securities, the Investment Managers subscribe to Institutional Shareholder Services Inc. ("ISS"), an unaffiliated third-party corporate governance research service that provides in-depth analyses of shareholder meeting agendas and vote recommendations. In addition, the Investment Managers subscribe to ISS’s Proxy Voting Service and Vote Disclosure Service. These services include receipt of proxy ballots, custodian bank relations, account maintenance, vote execution, ballot reconciliation, vote record maintenance, comprehensive reporting capabilities, and vote disclosure services. Also, the Investment Managers subscribe to Glass, Lewis & Co., LLC ("Glass Lewis"), an unaffiliated third-party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies, as well as a limited subscription to its international research.

* Rule 38a-1 under the Investment Company Act of 1940 (“1940 Act”) and Rule 206(4)-7 under the Investment Advisers Act of 1940 (“Advisers Act”) (together the Compliance Rule”) require registered investment companies and registered investment advisers to, among other things, adopt and implement written policies and procedures reasonably designed to prevent violations of the federal securities laws (“Compliance Rule Policies and Procedures”).

Although analyses provided by ISS, Glass Lewis, and/or another independent third-party proxy service provider (each a “Proxy Service”) are thoroughly reviewed and considered in making a final voting decision, the Investment Managers do not consider recommendations from a Proxy Service or any third-party to be determinative of the Investment Managers’ ultimate decision. Rather, the Investment Managers exercise their independent judgment in making voting decisions. As a matter of policy, the officers, directors and employees of the Investment Managers and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of Advisory Clients.

For ease of reference, the Proxy Policies often refer to all Advisory Clients. However, our processes and practices seek to ensure that proxy voting decisions are suitable for individual Advisory Clients. In some cases, the Investment Managers’ evaluation may result in an individual Advisory Client or Investment Manager voting differently, depending upon the nature and objective of the fund or account, the composition of its portfolio, whether the Investment Manager has adopted a specialty or custom voting policy, and other factors.

Conflicts of Interest

All conflicts of interest will be resolved in the best interests of the Advisory Clients. The Investment Managers are affiliates of a large, diverse financial services firm with many affiliates and makes its best efforts to mitigate conflicts of interest. However, as a general matter, the Investment Managers take the position that relationships between certain affiliates that do not use the “Franklin Templeton” name (“Independent Affiliates”) and an issuer (e.g., an investment management relationship between an issuer and an Independent Affiliate) do not present a conflict of interest for an Investment Manager in voting proxies with respect to such issuer because: (i) the Investment Managers operate as an independent business unit from the Independent Affiliate business units, and (ii) informational barriers exist between the Investment Managers and the Independent Affiliate business units.
Material conflicts of interest could arise in a variety of situations, including as a result of the Investment Managers’ or an affiliate’s (other than an Independent Affiliate as described above): (i) material business relationship with an issuer or proponent, (ii) direct or indirect pecuniary interest in an issuer or proponent; or (iii) significant personal or family relationship with an issuer or proponent.
Material conflicts of interest are identified by the Proxy Group based upon analyses of client, distributor, broker dealer, and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. The Proxy Group gathers and analyzes this information on a best-efforts basis, as much of this information is provided directly by individuals and groups other than the Proxy Group, and the Proxy Group relies on the accuracy of the information it receives from such parties.

Nonetheless, even though a potential conflict of interest between the Investment Managers or an affiliate (other than an Independent Affiliate as described above) and an issuer may exist: (1) the Investment Managers may vote in opposition to the recommendations of an issuer’s management even if contrary to the recommendations of a third-party proxy voting research provider; (2) if management has made no recommendations, the Proxy Group may defer to the voting instructions of the Investment Managers; and (3) with respect to shares held by Franklin Resources, Inc. or its affiliates for their own corporate accounts, such shares may be voted without regard to these conflict procedures.

Otherwise, in
situations where a material conflict of interest is identified between the Investment Managers or one of its affiliates (other than Independent Affiliates) and an issuer, the Proxy Group may vote consistent with the voting recommendation of a Proxy Service or send the proxy directly to the relevant Advisory Clients with the Investment Managers’ recommendation regarding the vote for approval. To address certain affiliate conflict situations, the Investment Managers will employ pass-through voting or mirror voting when required pursuant to a fund’s governing documents or applicable law.

Where the Proxy Group refers a matter to an Advisory Client, it may rely upon the instructions of a representative of the Advisory Client, such as the board of directors or trustees, a committee of the board, or an appointed delegate in the case of a U.S. registered investment company, a conducting officer in the case of a fund that has appointed FTIS S.à.r.l as its Management Company, the Independent Review Committee for Canadian investment funds, or a plan administrator in the case of an employee benefit plan. A quorum of the board of directors or trustees or of a committee of the board can be reached by a majority of members, or a majority of non-recused members. The Proxy Group may determine to vote all shares held by Advisory Clients of the Investment Managers and affiliated Investment Managers (other than Independent Affiliates) in accordance with the instructions of one or more of the Advisory Clients.

The Investment Managers may also decide whether to vote proxies for securities deemed to present conflicts of interest that are sold following a record date, but before a shareholder meeting date. The Investment Managers may consider various factors in deciding whether to vote such proxies, including the Investment Managers’ long-term view of the issuer’s securities for investment, or it may defer the decision to vote to the applicable Advisory Client. The Investment Managers also may be unable to vote, or choose not to vote, a proxy for securities deemed to present a conflict of interest for any of the reasons outlined in the first paragraph of the section of these policies entitled “Proxy Procedures.”

Weight Given Management Recommendations

One of the primary factors the Investment Managers consider when determining the desirability of investing in a particular company is the quality and depth of that company's management. Accordingly, the recommendation of management on any issue is a factor that the Investment Managers consider in determining how proxies should be voted. However, the Investment Managers do not consider recommendations from management to be determinative of the Investment Managers’ ultimate decision. Each issue is considered on its own merits, and the Investment Managers will not support the position of a company's management in any situation where it determines that the ratification of management's position would adversely affect the investment merits of owning that company's shares.

Engagement with Issuers

The Investment Managers believe that engagement with issuers is important to good corporate governance and to assist in making proxy voting decisions. The Investment Managers may engage with issuers to discuss specific ballot items to be voted on in advance of an annual or special meeting to obtain further information or clarification on the proposals. The Investment Managers may also engage with management on a range of environmental, social or corporate governance issues throughout the year.

THE PROXY GROUP

The Proxy Group is part of the Franklin Templeton’s Global Sustainability Strategy Team’s Stewardship Team. Full-time staff members and support staff are devoted to proxy voting administration and oversight and providing support and assistance where needed. On a daily basis, the Proxy Group will review each proxy upon receipt as well as any agendas, materials and recommendations that they receive from a Proxy Service or other sources. The Proxy Group maintains a record of all shareholder meetings that are scheduled for companies whose securities are held by the Investment Managers’ managed funds and accounts. For each shareholder meeting, a member of the Proxy Group will consult with the research analyst that follows the security and provide the analyst with the agenda, analyses of one or more Proxy Services, recommendations and any other information provided to the Proxy Group. Except in situations identified as presenting material conflicts of interest, the Investment Managers’ research analyst and relevant portfolio manager(s) are responsible for making the final voting decision based on their review of the agenda, analyses of one or more Proxy Services, proxy statements, their knowledge of the company and any other information publicly available.

In situations where the Investment Managers have not responded with vote recommendations to the Proxy Group by the deadline date, the Proxy Group may vote consistent with the vote recommendations of a Proxy Service. Except in cases where the Proxy Group is voting consistent with the voting recommendation of a Proxy Service, the Proxy Group must obtain voting instructions from the Investment Managers’ research analysts, relevant portfolio manager(s), legal counsel and/or the Advisory Client prior to submitting the vote. In the event that an account holds a security that an Investment Manager did not purchase on its behalf, and the Investment Manager does not normally consider the security as a potential investment for other accounts, the Proxy Group may vote consistent with the voting recommendations of a Proxy Service or take no action on the meeting.

PROXY ADMINISTRATION PROCEDURES

Situations Where Proxies Are Not Voted

The Proxy Group is fully cognizant of its responsibility to process proxies and maintain proxy records as may be required by relevant rules and regulations. In addition, the Investment Managers understand their fiduciary duty to vote proxies and that proxy voting decisions may affect the value of shareholdings. Therefore, the Investment Managers will generally attempt to process every proxy they receive for all domestic and foreign securities.

However, there may be situations in which the Investment Managers may be unable to successfully vote a proxy, or may choose not to vote a proxy, such as where: (i) a proxy ballot was not received from the custodian bank; (ii) a meeting notice was received too late; (iii) there are fees imposed upon the exercise of a vote and it is determined that such fees outweigh the benefit of voting; (iv) there are legal encumbrances to voting, including blocking restrictions in certain markets that preclude the ability to dispose of a security if an Investment Manager votes a proxy or where the Investment Manager is prohibited from voting by applicable law, economic or other sanctions, or other regulatory or market requirements, including but not limited to, effective Powers of Attorney; (v) additional documentation or the disclosure of beneficial owner details is required; (vi) the Investment Managers held shares on the record date but has sold them prior to the meeting date; (vii) the Advisory Client held shares on the record date, but the Advisory Client closed the account prior to the meeting date; (viii) a proxy voting service is not offered by the custodian in the market; (ix) due to either system error or human error, the Investment Managers’ intended vote is not correctly submitted; (x) the Investment Managers believe it is not in the best interest of the Advisory Client to vote the proxy for any other reason not enumerated herein; or (xi) a security is subject to a securities lending or similar program that has transferred legal title to the security to another person.

Rejected Votes

Even if the Investment Managers use reasonable efforts to vote a proxy on behalf of their Advisory Clients, such vote or proxy may be rejected because of (a) operational or procedural issues experienced by one or more third parties involved in voting proxies in such jurisdictions; (b) changes in the process or agenda for the meeting by the issuer for which the Investment Managers do not have sufficient notice; or (c) the exercise by the issuer of its discretion to reject the vote of the Investment Managers. In addition, despite the best efforts of the Proxy Group and its agents, there may be situations where the Investment Managers’ votes are not received, or properly tabulated, by an issuer or the issuer’s agent.

Securities on Loan

The Investment Managers or their affiliates may, on behalf of one or more of the proprietary registered investment companies advised by the Investment Managers or their affiliates, make efforts to recall any security on loan where the Investment Manager or its affiliates (a) learn of a vote on an event that may materially affect a security on loan and (b) determine that it is in the best interests of such proprietary registered investment companies to recall the security for voting purposes. The ability to timely recall shares is not entirely within the control of the Investment Managers. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates or other administrative considerations.

Split Voting

There may be instances in certain non-U.S. markets where split voting is not allowed. Split voting occurs when a position held within an account is voted in accordance with two differing instructions. Some markets and/or issuers only allow voting on an entire position and do not accept split voting. In certain cases, when more than one Franklin Templeton investment manager has accounts holding shares of an issuer that are held in an omnibus structure, the Proxy Group will seek direction from an appropriate representative of the Advisory Client with multiple Investment Managers (such as a conducting officer of the Management Company in the case of a SICAV), or the Proxy Group will submit the vote based on the voting instructions provided by the Investment Manager with accounts holding the greatest number of shares of the security within the omnibus structure.

Bundled Items

If several issues are bundled together in a single voting item, the Investment Managers will assess the total benefit to shareholders and the extent that such issues should be subject to separate voting proposals.

PROCEDURES FOR MEETINGS INVOLVING FIXED INCOME SECURITIES & PRIVATELY HELD ISSUERS

From time to time, certain custodians may process events for fixed income securities through their proxy voting channels rather than corporate action channels for administrative convenience. In such cases, the Proxy Group will receive ballots for such events on the ISS voting platform. The Proxy Group will solicit voting instructions from the Investment Managers for each account or fund involved. If the Proxy Group does not receive voting instructions from the Investment Managers, the Proxy Group will take no action on the event. The Investment Managers may be unable to vote a proxy for a fixed income security, or may choose not to vote a proxy, for the reasons described under the section entitled “Proxy Procedures.”

In the rare instance where there is a vote for a privately held issuer, the decision will generally be made by the relevant portfolio managers or research analysts.

The Proxy Group will monitor such meetings involving fixed income securities or privately held issuers for conflicts of interest in accordance with these procedures. If a fixed income or privately held issuer is flagged as a potential conflict of interest, the Investment Managers may nonetheless vote as it deems in the best interests of its Advisory Clients. The Investment Managers will report such decisions on an annual basis to Advisory Clients as may be required.

Appendix A

These Proxy Policies apply to accounts managed by personnel within Franklin Templeton Investment Solutions, which includes the following Investment Managers:

Franklin Advisers, Inc. (FAV)
Franklin Advisory Services, LLC (FASL)
Franklin Mutual Advisers LLC (FMA)
Franklin Templeton Investments Corp. (FTIC)
Franklin Templeton Investment Management Limited (FTIML)
Templeton Asset Management Ltd. (TAML)
The following Proxy Policies apply to FAV, FMA, FTIC, FTIML, and TAML only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

Certain of the Investment Managers’ separate accounts or funds (or a portion thereof) are included under Franklin Templeton Investment Solutions (“FTIS”), a separate investment group within Franklin Templeton, and employ a quantitative strategy.

For such accounts, FTIS’s proprietary methodologies rely on a combination of quantitative, qualitative, and behavioral analysis rather than fundamental security research and analyst coverage that an actively managed portfolio would ordinarily employ. Accordingly, absent client direction, in light of the high number of positions held by such accounts and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “the ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis.

The Investment Manager, however, retains the ability to vote a proxy differently than ISS or Glass Lewis recommends if the Investment Manager determines that it would be in the best interests of Advisory Clients.

The following Proxy Policies apply to FASL only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

The Franklin LibertyQ branded smart beta exchange traded funds and other passively managed exchange traded funds (collectively, “ETFs”), seek to track a particular securities index. As a result, each ETF may hold the securities of hundreds of issuers. Because the primary criteria for determining whether a security should be included (or continued to be included) in an ETF’s investment portfolio is whether such security is a representative component of the securities index that the ETF is seeking to track, the ETFs do not require the fundamental security research and analyst coverage that an actively managed portfolio would require. Accordingly, in light of the high number of positions held by an ETF and the considerable time and effort that would be required to review proxy statements and ISS or Glass Lewis recommendations, the Investment Manager may review ISS’s non-US Benchmark guidelines, ISS’s specialty guidelines (in particular, ISS’s Sustainability guidelines), or Glass Lewis’s US guidelines (the “ISS and Glass Lewis Proxy Voting Guidelines”) and determine, consistent with the best interest of its clients, to provide standing instructions to the Proxy Group to vote proxies according to the recommendations of ISS or Glass Lewis rather than analyze each individual proxy vote. Permitting the Investment Manager of the ETFs to defer its judgment for voting on a proxy to the recommendations of ISS or Glass Lewis may result in a proxy related to the securities of a particular issuer held by an ETF being voted differently from the same proxy that is voted on by other funds managed by the Investment Managers.

The following Proxy Policies apply to FTIC, FTIML, and TAML only:

HOW THE INVESTMENT MANAGERS VOTE PROXIES

Proxy Services

For accounts managed by the Templeton Global Equity Group (“TGEG”), in making voting decisions, the Investment Manager may consider Glass Lewis’s Proxy Voting Guidelines, ISS’s Benchmark Policies, ISS’s Sustainability Policy, and TGEG’s custom sustainability guidelines, which reflect what TGEG believes to be good environmental, social, and governance practices.

The following Proxy Policies apply to FTIC only:

RESPONSIBILITY OF THE INVESTMENT MANAGERS TO VOTE PROXIES

To the extent that the Investment Manager has a subadvisory agreement with an affiliated investment manager (the “Affiliated Subadviser”) with respect to a particular Advisory Client or the Investment Manager chooses securities for an Advisory Client’s portfolios that are recommended by an Affiliated Subadviser, the Investment Manager may delegate proxy voting responsibility to the Affiliated Subadviser or vote proxies in accordance with the Affiliated Subadviser’s recommendations.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

(a)(1)  As of October 30, 2023, the portfolio managers of the Fund is as follows:

GLENN I. VOYLES CFA
, Senior Vice President of Advisers
Mr. Voyles has been a manager of the Fund since 1999, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment for the global income component of the Fund. He joined Franklin Templeton Investments in 1993.

JONATHAN G. BELK CFA
, Portfolio Manager of Advisers
Mr. Belk has been a portfolio manager of the Fund since August 2020. He joined Franklin Templeton in 2004.

CFA and Chartered Financial Analyst are trademarks owned by CFA Institute.

(a)(2)  This section reflects information about the portfolio managers as of the fiscal year ended August 31, 2023.

The following table shows the number of other accounts managed by each portfolio manager and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[1]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[1]	Number of Other Accounts Managed[1]	Assets of Other Accounts Managed (x $1 million)[1]
Glenn I. Voyles	4	3,476.4	4	1,034.1	1	38.7
Jonathan G. Belk	2	478.1

1.

The various pooled investment vehicles and accounts listed are managed by a team of investment professionals.  Accordingly, the individual managers listed would not be solely responsible for managing such listed amounts.

Portfolio managers that provide investment services to the Fund may also provide services to a variety of other investment products, including other funds, institutional accounts and private accounts.  The advisory fees for some of such other products and accounts may be different than that charged to the Fund and may include performance based compensation (as noted, in the chart above, if any).  This may result in fees that are higher (or lower) than the advisory fees paid by the Fund. As a matter of policy, each fund or account is managed solely for the benefit of the beneficial owners thereof. As discussed below, the separation of the trading execution function from the portfolio management function and the application of objectively based trade allocation procedures help to mitigate potential conflicts of interest that may arise as a result of the portfolio managers managing accounts with different advisory fees.

Conflicts.
The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The investment manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline.  Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Fund.  Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The investment manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts.

The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management.  As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus.

Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest.  While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest.

The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts.  However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.
Compensation.
  The investment manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary
 Each portfolio manager is paid a base salary.

Annual bonus
  Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the investment manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the investment manager and/or other officers of the investment manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:
  Investment performance.
  Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

  Non-investment performance.
  The more qualitative contributions of the portfolio manager to the investment manager’s business and the investment management team, including professional knowledge, productivity, responsiveness to client needs and communication, are evaluated in determining the amount of any bonus award.

  Responsibilities.
  The characteristics and complexity of funds managed by the portfolio manager are factored in the investment manager’s appraisal.

Additional long-term equity-based compensation
  Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Benefits
Portfolio managers also participate in benefit plans and programs available generally to all employees of the investment manager.

Ownership of Fund shares.
  The investment manager has a policy of encouraging portfolio managers to invest in the funds they manage. Exceptions arise when, for example, a fund is closed to new investors or when tax considerations or jurisdictional constraints cause such an investment to be inappropriate for the portfolio manager. The following is the dollar range of Fund shares beneficially owned by the portfolio manager (such amounts may change from time to time):

Portfolio Manager	Dollar Range of Fund Shares Beneficially Owned
Glenn I. Voyles	None
Johnathan G. Belk	None

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and
Affiliated Purchasers.        N/A

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

Item 11. Controls and Procedures.

(a)
  Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to provide reasonable assurance that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls
.  There have been no changes in the Registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect the internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Company.

Securities lending agent
The board of trustees has approved the Fund’s participation in a securities lending program. Under the securities lending program, Bank of New York Mellon serves as the Fund’s securities lending agent.

For the fiscal year ended August 31, 2023, the income earned by the Fund as well as the fees and/or compensation paid by the Fund in dollars pursuant to a securities lending agreement between the Trust with respect to the Fund and the Securities Lending Agent were as follows (figures may differ from those shown in shareholder reports due to time of availability and use of estimates):

Gross income earned by the Fund from securities lending activities	$15,115
Fees and/or compensation paid by the Fund for securities lending activities and related services
Fees paid to Securities Lending Agent from revenue split	$1,166
Fees paid for any cash collateral management service (including fees deducted from a pooled cash collateral reinvestment vehicle) not included in a revenue split	-
Administrative fees not included in a revenue split	-
Indemnification fees not included in a revenue split	-
Rebate (paid to borrower)	$1,787
Other fees not included above	-
Aggregate fees/compensation paid by the Fund for securities lending activities	$2,953
Net income from securities lending activities	$12,162

Item 13. Exhibits.

(a)(1) Code of Ethics

codeofethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

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(a)(2)(1) There were no written solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the Registrant to 10 or more persons.

(a)(2)(2) There was no change in the Registrant’s independent public accountant during the period covered by the report.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Matthew T. Hinkle, Chief Executive Officer - Finance and Administration, and Christopher Kings, Chief Financial Officer, Chief Accounting Officer and Treasurer

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(c)
Pursuant to the Securities and Exchange Commission’s Order granting relief from Section 19(b) of the Investment Company Act of 1940, the 19(a) Notices to Beneficial Owners are attached hereto as Exhibit

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN
UNIVERSAL TRUST

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By S\MATTHEW T. HINKLE______________________
Matthew T. Hinkle
      Chief Executive Officer - Finance and Administration
Date  October 30, 2023

By S\CHRISTOPHER KINGS______________________
      Christopher Kings
      Chief Financial Officer, Chief Accounting Officer and Treasurer
Date  October 30, 2023